Glossary
The following abbreviations are used in the Funds’ descriptions:
AED—United Arab Emirates Dirham
ARS—Argentine Peso
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
CNY—China Yuan
COP—Colombian Peso
CZK—Czech Koruna
EGP—Egyptian Pound
EUR—Euro
GBP—British Pound
HKD—Hong Kong Dollar
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble
SAR—Saudi Arabian Riyal
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ABS—Asset-Backed Security
BABs—Build America Bonds
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate
BIBOR—Bangkok Interbank Offered Rate
BROIS—Brazil Overnight Index Swap
BTP—Buoni del Tesoro Poliennali
BUBOR—Budapest Interbank Offered Rate
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CLOIS—Sinacofi Chile Interbank Rate Average
CMBX—Commercial Mortgage-Backed Index
CMS—Constant Maturity Swap
COOIS—Colombia Overnight Interbank Reference Rate
CPI—Consumer Price Index
EIBOR—Emirates Interbank Offered Rate
EMTN—Euro Medium Term Note
EONIA—Euro Overnight Index Average
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMAC—General Motors Acceptance Corporation
GMTN—Global Medium Term Note
HIBOR—Hong Kong Interbank Offered Rate
HICP—Harmonised Index of Consumer Prices
IO—Interest Only (Principal amount represents notional)
JIBAR—Johannesburg Interbank Agreed Rate
KLIBOR—Kuala Lumpur Interbank Offered Rate
KWCDC—Korean Won Certificate of Deposit
LIBOR—London Interbank Offered Rate
M—Monthly payment frequency for swaps
MTN—Medium Term Note
MUNIPSA—Municipal Swap Weekly Yield Index
NIBOR—Norwegian Interbank Offered Rate
OFZ—Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OTC—Over-the-counter

PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PRIBOR—Prague Interbank Offered Rate
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
S—Semiannual payment frequency for swaps
S&P—Standard & Poor’s
SIBOR—Singapore Interbank Offered Rate
SONIA—Sterling Overnight Index Average
STACR—Structured Agency Credit Risk
STIBOR—Stockholm Interbank Offered Rate
Strips—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TELBOR—Tel Aviv Interbank Offered Rate
USAID—United States Agency for International Development
USOIS—United States Overnight Index Swap
WIBOR—Warsaw Interbank Offered Rate

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 92.4%
Asset-Backed Securities 33.8%
Automobiles 0.5%
OneMain Direct Auto Receivables Trust,
Series 2017-02A, Class E, 144A	4.740%	11/14/25		1,200	$ 1,219,728
Series 2019-01A, Class A, 144A	3.630	09/14/27		8,300	8,553,161
Series 2019-01A, Class B, 144A	3.950	11/14/28		1,700	1,760,563
					11,533,452
Collateralized Loan Obligations 24.8%
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2015-06A, Class AR, 144A, 3 Month LIBOR + 1.270%	3.573(c)	07/15/30		1,750	1,748,122
Armada Euro DAC CLO (Ireland), Series 2018-02A, Class A3, 144A	1.500	11/15/31	EUR	2,500	2,762,802
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280%	3.583(c)	07/15/29		2,500	2,496,215
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260%	3.582(c)	07/16/29		2,000	1,994,315
Series 2017-08A, Class A, 144A, 3 Month LIBOR + 1.300%	3.622(c)	01/16/30		4,500	4,492,146
Aurium CLO DAC (Ireland),
Series 4A, Class A1, 144A, 3 Month EURIBOR + 0.750%	0.750(c)	01/16/31	EUR	10,500	11,607,836
Series 4A, Class A2, 144A	1.620	01/16/31	EUR	3,100	3,428,453

Bain Capital Credit CLO (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960%	3.219(c)	04/23/31		5,000	4,940,305
Battalion CLO Ltd. (Cayman Islands), Series 2015-08A, Class A1R, 144A, 3 Month LIBOR + 1.340%	3.640(c)	07/18/30		2,000	1,998,832
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.553(c)	07/15/29		3,500	3,500,282
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250%	3.553(c)	10/15/30		9,250	9,230,458

Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350%	3.653(c)	01/17/28		4,000	3,911,787

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Carlyle Global Market Strategies Euro CLO Ltd. (Ireland), Series 2015-03A, Class A1BR, 144A	1.150%	07/15/30	EUR	8,500	$ 9,363,380
Carlyle US CLO Ltd. (Cayman Islands), Series 2017-02A, Class A1B, 144A, 3 Month LIBOR + 1.220%	3.498(c)	07/20/31		3,000	2,990,956
Catamaran CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260%	3.538(c)	04/22/30		10,500	10,454,485
CIFC Funding Ltd. (Cayman Islands), Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110%	3.388(c)	01/22/31		8,000	7,939,162
CVC Cordatus Loan Fund DAV (Ireland), Series 03A, Class A2RR, 144A	1.750	08/15/32	EUR	7,200	8,008,218
Elevation CLO Ltd. (Cayman Islands), Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220%	3.523(c)	07/15/30		4,000	3,987,908
Ellington CLO Ltd. (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.700%	4.218(c)	02/15/29		20,000	20,047,052
Hayfin Emerald CLO DAC (Ireland), Series 01A, Class A3, 144A	1.700	09/06/31	EUR	3,000	3,329,581
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000%	3.565(c)	02/05/31		15,250	15,107,498
ICG US CLO Ltd. (Cayman Islands), Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280%	3.539(c)	10/23/29		3,000	2,991,288
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)	3.893(c)	04/20/32		14,750	14,758,580
Series 2019-01A, Class A2, 144A, 3 Month LIBOR + 2.150%	4.573(c)	04/20/32		17,000	17,283,013

Jubilee CLO BV (Netherlands), Series 2016-17A, Class A2R, 144A, 3 Month EURIBOR + 1.150% (Cap 2.200%, Floor 1.150%)	1.150(c)	04/15/31	EUR	12,800	14,263,804
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180%	3.483(c)	01/15/31		8,000	7,941,350

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
KKR CLO Ltd. (Cayman Islands), (cont’d.)
Series 18, Class A, 144A, 3 Month LIBOR + 1.270%	3.570%(c)	07/18/30		8,000	$7,987,781

KVK CLO Ltd. (Cayman Islands), Series 2018-01A, Class B, 144A, 3 Month LIBOR + 1.650%	4.170(c)	05/20/29		18,000	17,876,981
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120%	3.398(c)	04/21/31		7,500	7,413,855
Series 2014-03A, Class BR, 144A, 3 Month LIBOR + 1.800%	4.078(c)	04/21/31		18,000	17,885,574

Mountain View CLO LLC (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210%	3.532(c)	01/16/31		8,000	7,932,646
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A2R, 144A, 3 Month LIBOR + 1.780%	4.083(c)	07/15/31		22,500	22,319,170
Series 2019-01A, Class B, 144A, 3 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	4.618(c)	04/15/29		10,000	10,001,614

North Westerly CLO BV (Netherlands), Series IV-A, Class A2R, 144A	1.250	01/15/26	EUR	1,337	1,478,565
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%	3.563(c)	07/15/30		5,750	5,750,057
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A2AS, 144A, 3 Month LIBOR + 1.750%	4.053(c)	04/17/31		4,000	3,963,966
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.516(c)	10/30/30		3,000	2,996,678
Series 2016-15A, Class A1, 144A, 3 Month LIBOR + 1.490%	3.768(c)	01/20/29		22,750	22,734,414
Series 2018-20A, Class A2, 144A, 3 Month LIBOR + 1.650%	3.928(c)	04/20/31		3,000	2,958,772
OZLME DAC (Netherlands),
Series 03A, Class A1, 144A, 3 Month EURIBOR + 0.750%	0.750(c)	08/24/30	EUR	31,000	34,194,052
Series 3A, Class A2, 144A	1.150	08/24/30	EUR	8,000	8,839,622
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130%	3.433(c)	01/17/31		10,000	9,940,691
Series 2015-02A, Class A1AR, 144A, 3 Month LIBOR + 1.270%	3.548(c)	07/20/30		5,750	5,744,005

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Palmer Square CLO Ltd. (Cayman Islands), (cont’d.)
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100%	3.422%(c)	07/16/31	12,000	$11,905,048

Regatta Funding Ltd. (Cayman Islands), Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250%	3.553(c)	10/17/30	4,750	4,727,661
Romark CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030%	3.308(c)	04/20/31	1,500	1,482,490
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175%	3.451(c)	07/25/31	5,000	4,952,954
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class B, 144A, 3 Month LIBOR + 1.700%	4.265(c)	05/07/31	12,500	12,354,790
Series 2017-11A, Class A, 144A, 3 Month LIBOR + 1.270%	3.788(c)	08/15/30	2,500	2,507,520
Sound Point CLO Ltd. (Cayman Islands),
Series 2016-02A, Class AR, 144A, 3 Month LIBOR + 1.290%	3.568(c)	10/20/28	14,750	14,748,926
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.280%	3.556(c)	07/25/30	8,500	8,488,801
Series 2017-03A, Class A1B, 144A, 3 Month LIBOR + 1.220%	3.498(c)	10/20/30	8,750	8,740,817

Strata CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.590%	3.893(c)	01/15/31	19,000	18,933,494
TICP CLO Ltd. (Cayman Islands), Series 2017-07A, Class AS, 144A, 3 Month LIBOR + 1.230%	3.533(c)	07/15/29	5,500	5,495,030
Trinitas CLO Ltd. (Cayman Islands),
Series 2015-03A, Class BR, 144A, 3 Month LIBOR + 1.400%	3.703(c)	07/15/27	12,880	12,758,003
Series 2017-06A, Class A, 144A, 3 Month LIBOR + 1.320%	3.596(c)	07/25/29	9,750	9,753,791
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210%	3.486(c)	01/25/31	4,500	4,463,576
Series 2017-07A, Class B, 144A, 3 Month LIBOR + 1.600%	3.876(c)	01/25/31	3,000	2,948,879

Tryon Park CLO Ltd. (Cayman Islands), Series 2013-01A, Class A2R, 144A, 3 Month LIBOR + 1.500%	3.803(c)	04/15/29	4,000	3,945,672

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Venture CLO Ltd. (Cayman Islands), Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880%	3.183%(c)	07/15/27		7,500	$ 7,496,442
Voya CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1AR, 144A, 3 Month LIBOR + 1.210%	3.513(c)	10/15/30		2,750	2,742,136
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900%	3.200(c)	01/18/29		19,000	18,881,506

Voya Euro CLO DAC (Ireland), Series 01A, Class A, 144A, 3 Month EURIBOR + 0.750%	0.750(c)	10/15/30	EUR	13,000	14,370,771
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.320%	3.598(c)	04/20/29		4,000	3,996,240
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.250%	3.528(c)	10/20/29		7,000	6,980,644
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150%	3.453(c)	01/17/31		10,500	10,424,264

York CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150%	3.428(c)	01/22/31		3,000	2,980,122
Zais CLO Ltd. (Cayman Islands),
Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 2.190%	4.493(c)	07/15/31		12,800	12,554,414
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370%	3.673(c)	07/15/29		8,750	8,771,221
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290%	3.593(c)	04/15/30		4,750	4,769,044
					602,770,527
Consumer Loans 1.7%
Lendmark Funding Trust,
Series 2017-02A, Class C, 144A	4.330	05/20/26		700	701,018
Series 2018-02A, Class A, 144A	4.230	04/20/27		3,200	3,305,343
OneMain Financial Issuance Trust,
Series 2015-01A, Class B, 144A	3.850	03/18/26		716	716,993
Series 2017-01A, Class A2, 144A, 1 Month LIBOR + 0.800%	3.125(c)	09/14/32		4,300	4,306,357
Series 2017-01A, Class C, 144A	3.350	09/14/32		700	699,760
Oportun Funding LLC,
Series 2017-B, Class B, 144A	4.260	10/10/23		7,500	7,559,290

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Consumer Loans (cont’d.)
Oportun Funding LLC, (cont’d.)
Series 2018-B, Class A, 144A	3.910%	07/08/24	2,050	$ 2,076,769
Series 2018-B, Class B, 144A	4.500	07/08/24	500	504,937
Series 2018-B, Class C, 144A	5.430	07/08/24	1,000	1,009,559
Series 2018-C, Class A, 144A	4.100	10/08/24	3,200	3,268,749
Series 2018-C, Class B, 144A	4.590	10/08/24	1,300	1,327,126
Series 2018-C, Class C, 144A	5.520	10/08/24	2,000	2,050,182
Series 2018-D, Class A, 144A	4.150	12/09/24	2,300	2,355,269
Series 2018-D, Class B, 144A	4.830	12/09/24	1,200	1,228,301
Series 2019-A, Class B, 144A	3.870	08/08/25	4,860	4,859,222
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850%	5.116(c)	02/25/23	1,650	1,652,585
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650%	4.916(c)	08/25/25	3,400	3,411,800
				41,033,260
Home Equity Loans 1.1%
ABFC Trust, Series 2004-OPT05, Class A1, 1 Month LIBOR + 0.700%	2.966(c)	06/25/34	1,107	1,101,669
Accredited Mortgage Loan Trust,
Series 2004-3, Class 2A2, 1 Month LIBOR + 1.200% (Cap 13.000%, Floor 0.600%)	3.466(c)	10/25/34	2,552	2,595,080
Series 2004-3, Class 2A5, 1 Month LIBOR + 1.080% (Cap 13.000%, Floor 0.540%)	3.346(c)	10/25/34	1,588	1,599,094
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W05, Class M1, 1 Month LIBOR + 1.050%	3.316(c)	10/25/33	20	19,617
Series 2004-W06, Class AF	4.123	05/25/34	184	192,661
Series 2004-W06, Class AV5, 1 Month LIBOR + 0.800%	3.066(c)	05/25/34	584	569,663
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE06, Class A2, 1 Month LIBOR + 0.680%	2.946(c)	11/25/33	1,758	1,727,063
Series 2003-HE6, Class A3B, 1 Month LIBOR + 0.960%	3.226(c)	11/25/33	3,546	3,487,541
Bear Stearns Asset-Backed Securities Trust,
Series 2002-2, Class A1, 1 Month LIBOR + 0.660%	2.926(c)	10/25/32	741	744,018

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
Bear Stearns Asset-Backed Securities Trust, (cont’d.)
Series 2003-3, Class A2, 1 Month LIBOR + 1.180%	3.446%(c)	06/25/43	99	$ 99,995
Series 2003-HE1, Class M1, 1 Month LIBOR + 1.095%	3.361(c)	01/25/34	2,418	2,486,792
Series 2004-HE11, Class M2, 1 Month LIBOR + 1.575%	3.841(c)	12/25/34	2,241	2,275,559

Home Equity Asset Trust, Series 2004-7, Class A2, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.420%)	3.106(c)	01/25/35	1,051	1,068,062
MASTR Asset-Backed Securities Trust, Series 2003-WMC2, Class M2, 1 Month LIBOR + 2.475% (Cap N/A, Floor 1.650%)	4.736(c)	08/25/33	912	944,402
Merrill Lynch Mortgage Investors Trust, Series 2002-HE01, Class A1, 1 Month LIBOR + 1.000%	3.266(c)	08/25/32	2,424	2,417,565
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.020%	3.286(c)	10/25/33	2,283	2,287,147
Series 2003-NC08, Class M1, 1 Month LIBOR + 1.050%	3.316(c)	09/25/33	520	520,106
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020%	3.286(c)	10/25/33	588	585,037
Series 2004-HE05, Class M1, 1 Month LIBOR + 0.945%	3.211(c)	06/25/34	690	693,158

RASC Series Trust, Series 2005-KS11, Class M1, 1 Month LIBOR + 0.400% (Cap 14.000%, Floor 0.400%)	2.666(c)	12/25/35	257	257,783
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC01, Class M1, 1 Month LIBOR + 0.780%	3.046(c)	02/25/34	932	936,647
				26,608,659
Other 0.1%
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350%	4.616(c)	04/25/23	3,200	3,200,574

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities 3.7%
Amortizing Residential Collateral Trust, Series 2002-BC08, Class A3, 1 Month LIBOR + 1.000%	3.266%(c)	11/25/32	528	$ 527,796
Chase Funding Trust Series,
Series 2002-3, Class 2A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.320%)	2.906(c)	08/25/32	312	306,945
Series 2003-4, Class 1A5	5.189	05/25/33	635	651,794
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-OPT1, Class M1, 1 Month LIBOR + 0.630% (Cap N/A, Floor 0.420%)	2.896(c)	02/25/35	283	282,412
Series 2005-WF1, Class A5	5.010(cc)	11/25/34	11	11,061
Countrywide Asset-Backed Certificates,
Series 2003-BC04, Class M1, 1 Month LIBOR + 1.050%	3.316(c)	07/25/33	741	741,289
Series 2004-03, Class 1A, 1 Month LIBOR + 0.420%	2.686(c)	08/25/34	7,769	7,511,849
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050%	3.316(c)	11/25/34	471	472,036
Credit Suisse Mortgage Trust,
Series 2016-RPL01, Class A1, 144A, 1 Month LIBOR + 3.150%	5.552(c)	12/26/46	4,030	4,042,657
Series 2018-RPL08, Class A1, 144A	4.125(cc)	07/25/58	8,084	8,147,891
Credit-Based Asset Servicing & Securitization LLC,
Series 2003-CB03, Class AF1	3.379	12/25/32	119	120,283
Series 2003-CB05, Class M1, 1 Month LIBOR + 1.020%	3.286(c)	11/25/33	654	648,361

CWABS, Inc., Asset-Backed Certificates, Series 2004-01, Class M1, 1 Month LIBOR + 0.750%	3.016(c)	03/25/34	90	90,580
Finance America Mortgage Loan Trust, Series 2003-1, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)	3.316(c)	09/25/33	1,688	1,668,667
First Franklin Mortgage Loan Trust, Series 2004-FF5, Class A2, 1 Month LIBOR + 0.760% (Cap N/A, Floor 0.380%)	3.026(c)	08/25/34	865	865,275
Fremont Home Loan Trust, Series 2004-4, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.530%)	3.061(c)	03/25/35	2,512	2,527,373
GSAMP Trust,
Series 2003-HE2, Class A1A, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.300%)	2.866(c)	08/25/33	676	666,902

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
GSAMP Trust, (cont’d.)
Series 2004-AR1, Class A2B, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.600%)	3.466%(c)	06/25/34		1,399	$ 1,402,521
Series 2004-NC2, Class A1B, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.450%)	3.166(c)	10/25/34		1,787	1,744,156

JPMorgan Mortgage Acquisition Corp., Series 2005-OPT2, Class M1, 1 Month LIBOR + 0.430% (Cap N/A, Floor 0.430%)	2.696(c)	12/25/35		74	74,292
Long Beach Mortgage Loan Trust,
Series 2003-04, Class AV1, 1 Month LIBOR + 0.620%	2.886(c)	08/25/33		1,408	1,420,108
Series 2004-2, Class A1, 1 Month LIBOR + 0.440% (Cap N/A, Floor 0.220%)	2.706(c)	06/25/34		962	943,321
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900%	3.166(c)	05/25/34		235	235,517
Series 2004-NC06, Class M1, 1 Month LIBOR + 0.900%	3.166(c)	07/25/34		1,445	1,411,273

Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-WCH1, Class M3, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.560%)	3.106(c)	01/25/36		432	432,176
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC04, Class M1, 1 Month LIBOR + 0.900%	3.166(c)	11/25/34		1,128	1,115,414
Series 2004-BC02, Class M1, 1 Month LIBOR + 0.825%	3.091(c)	05/25/35		1,776	1,780,145
Structured Asset Investment Loan Trust,
Series 2004-08, Class A8, 1 Month LIBOR + 1.000%	3.266(c)	09/25/34		2,123	2,131,448
Series 2004-BNC01, Class A2, 1 Month LIBOR + 1.000%	3.266(c)	09/25/34		3,043	3,051,222
Series 2005-3, Class M2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.440%)	2.926(c)	04/25/35		580	580,484

TFS (Spain), Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	2.900(c)	03/16/23	EUR	12,255	13,539,653
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A	2.750(cc)	06/25/57		2,083	2,082,500

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Towd Point Mortgage Trust, (cont’d.)
Series 2018-02, Class A1, 144A	3.250%(cc)	03/25/58		13,157	$ 13,309,797
Series 2018-03, Class A1, 144A	3.750(cc)	05/25/58		15,004	15,484,440
					90,021,638
Student Loans 1.9%
Laurel Road Prime Student Loan Trust,
Series 2018-D, Class A, 144A	3.855	11/25/43		12,946	13,490,685
Series 2019-A, Class R, 144A	—(p)	10/25/48		8,200	564,255
SLM Student Loan Trust,
Series 2004-02X, Class A6, 3 Month EURIBOR + 0.550%(Cap N/A, Floor 0.000%)	0.177(c)	07/25/39	EUR	7,950	8,512,746
Series 2007-02, Class B, 3 Month LIBOR + 0.170%	2.453(c)	07/25/25		11,503	10,524,928

Sofi Alternative Trust, Series 2019-B, Class PT, 144A	—(p)	12/15/45		12,428	13,044,591
					46,137,205

Total Asset-Backed Securities (cost $828,319,710)					821,305,315
Bank Loans 1.4%
Chemicals 0.1%
Starfruit Finco BV (Netherlands),
Initial Dollar Term Loan, 1 Month LIBOR + 3.250%	5.610(c)	10/01/25		499	490,334
Initial Euro Term Loan, 3 Month EURIBOR + 3.750%	3.750(c)	10/01/25	EUR	1,580	1,744,323
					2,234,657
Computers 0.1%
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%	10.741(c)	09/29/25		1,706	1,721,891
Term B USD Loan, 1 Month LIBOR + 3.750%	5.991(c)	09/30/24		1,174	1,172,944
					2,894,835

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
Foods 0.2%
Sigma Bidco BV (Netherlands), Facility B-4 Loan, 1 Month GBP LIBOR + 4.000%	4.723%(c)	07/02/25	GBP	3,700	$ 4,373,420
Healthcare-Products 0.0%
Avantor, Inc., Initial B-2 Euro Term Loan, 1 Month EURIBOR + 3.250%	3.250(c)	11/21/24	EUR	528	588,960
Household Products/Wares 0.2%
Diamond BC BV, Initial Euro Term Loan, 3 Month EURIBOR + 3.250%	3.250(c)	09/06/24	EUR	4,237	4,324,740
Leisure Time 0.1%
HNVR Holdco Ltd. (United Kingdom), Facility C, 6 Month EURIBOR + 4.500%	4.500(c)	09/12/25	EUR	2,525	2,813,517
Richmond UK Bidco Ltd. (United Kingdom), Facility B, 1 Month GBP LIBOR + 4.250%	4.963(c)	03/03/24	GBP	358	420,090
					3,233,607
Pharmaceuticals 0.2%
Ceva Sante Animale SA (France), Term Loan, 3 Month EURIBOR + 4.750%	4.750(c)	04/10/26	EUR	2,125	2,367,628
Nidda Healthcare Holding AG (Germany), Facility C GBP, 3 Month GBP LIBOR + 4.500%	5.303(c)	08/21/24	GBP	1,700	2,071,676
					4,439,304
Real Estate 0.1%
DTZ US Borrower LLC, Closing Date Term Loan, 1 Month LIBOR + 3.250%	5.484(c)	08/21/25		3,318	3,328,180
Retail 0.2%
EG America LLC (United Kingdom), Second Lien Facility (USD), 3 Month LIBOR + 8.000%	10.330(c)	04/20/26		746	736,746
EG Finco Ltd. (United Kingdom),
Second Lien Term Loan, 3 Month EURIBOR + 7.750%^	8.750(c)	04/20/26	EUR	421	468,421

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
Retail (cont’d.)
EG Finco Ltd. (United Kingdom), (cont’d.)
Term B, 3 Month GBP LIBOR + 4.750%	5.524%(c)	02/06/25	GBP	1,111	$ 1,323,147
Term B-1, 3 Month EURIBOR + 4.000%	4.000(c)	02/07/25	EUR	2,448	2,683,093
					5,211,407
Telecommunications 0.2%
Sprint Communications, Inc., Initial Term Loan, 1 Month LIBOR + 2.500%	4.750(c)	02/02/24		3,949	3,936,332

Total Bank Loans (cost $36,314,207)					34,565,442
Commercial Mortgage-Backed Securities 7.7%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A	3.100(cc)	05/15/35		2,700	2,590,778
Series 2018-20TS, Class H, 144A	3.100(cc)	05/15/35		2,700	2,540,536

BANK, Series 2017-BNK08, Class A3	3.229	11/15/50		1,300	1,352,156
BBCMS Mortgage Trust, Series 2018-TALL, Class D, 144A, 1 Month LIBOR + 1.449%	3.774(c)	03/15/37		11,875	11,893,523
BX Commercial Mortgage Trust, Series 2018-IND, Class G, 144A, 1 Month LIBOR + 2.050%	4.375(c)	11/15/35		5,303	5,331,420
COMM Mortgage Trust,
Series 2012-CR01, Class XA, IO	1.861(cc)	05/15/45		11,094	477,823
Series 2015-LC19, Class XB, IO, 144A	0.266(cc)	02/10/48		123,049	1,676,616

Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class F, 144A, 1 Month LIBOR + 2.650%	4.975(c)	05/15/36		15,000	15,103,200
Credit Suisse Mortgage Trust,
Series 2017-LSTK, Class D, 144A	3.331(cc)	04/05/33		6,850	6,827,445
Series 2017-LSTK, Class E, 144A	3.331(cc)	04/05/33		12,575	12,435,356

CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A3	4.095	04/15/51		9,000	9,628,824
DBGS Mortgage Trust,
Series 2018-BIOD, Class E, 144A, 1 Month LIBOR + 1.700%	4.025(c)	05/15/35		3,364	3,377,070
Series 2018-BIOD, Class F, 144A, 1 Month LIBOR + 2.000%	4.325(c)	05/15/35		12,994	13,055,409

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)

DBWF Mortgage Trust, Series 2016-85T, Class E, 144A	3.808%(cc)	12/10/36		15,500	$ 15,078,194
FHLMC Multifamily Structured Pass-Through Certificates,
Series K007, Class X1, IO	1.033(cc)	04/25/20		3,973	16,033
Series K008, Class X1, IO	1.503(cc)	06/25/20		17,779	162,590
Series K010, Class X1, IO	0.129(cc)	10/25/20		17,526	28,800
Series K018, Class X1, IO	1.334(cc)	01/25/22		14,685	372,664
Series K020, Class X1, IO	1.398(cc)	05/25/22		19,473	638,830
Series K021, Class X1, IO	1.433(cc)	06/25/22		4,012	141,656
Series K025, Class X1, IO	0.828(cc)	10/25/22		87,761	2,027,731
Series K055, Class X1, IO	1.365(cc)	03/25/26		22,967	1,750,360
Series K066, Class X1, IO	0.752(cc)	06/25/27		235,321	12,016,593
Series KC02, Class X1, IO	0.374(cc)	03/25/24		142,245	2,290,607

GS Mortgage Securities Corp., Series 2013-GC10, Class XB, IO, 144A	0.481(cc)	02/10/46		103,126	1,754,751
GS Mortgage Securities Trust, Series 2014-GC20, Class XB, IO	0.436(cc)	04/10/47		28,307	555,604
Independence Plaza Trust, Series 2018-INDP, Class E, 144A	4.996	07/10/35		5,200	5,464,763
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class XB, IO	0.317(cc)	08/15/47		45,056	749,439
Series 2015-C27, Class XB, IO	0.445(cc)	02/15/48		52,766	1,137,392

JPMorgan Chase Commercial Mortgage Securities Corp., Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31		25,950	27,092,065
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XB, IO	0.513(cc)	04/15/46		34,956	661,383
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C5, Class XB, IO, 144A	0.241(cc)	08/15/45		65,968	520,883
Series 2013-C8, Class XB, IO, 144A	0.497(cc)	12/15/48		68,276	992,132

Salus European Loan Conduit DAC (United Kingdom), Series 33A, Class A, 144A, 3 Month GBP LIBOR + 1.500% (Cap 5.000%, Floor 0.000%)	2.322(c)	01/23/29	GBP	9,500	11,624,567
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class XB, IO, 144A	0.380(cc)	04/10/46		140,883	1,958,640
Wells Fargo Commercial Mortgage Trust,
Series 2017-C39, Class A4	3.157	09/15/50		10,000	10,325,276
Series 2017-C40, Class A3	3.317	10/15/50		3,380	3,530,737

Total Commercial Mortgage-Backed Securities (cost $183,725,230)					187,181,846

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Convertible Bond 0.3%
Investment Companies
Aabar Investments PJS (United Arab Emirates), Sr. Unsec’d. Notes, EMTN (cost $6,616,769)	0.500%	03/27/20	EUR	5,700	$ 6,132,011
Corporate Bonds 33.7%
Advertising 0.2%
National CineMedia LLC,
Sr. Sec’d. Notes	6.000	04/15/22		775	780,813
Sr. Unsec’d. Notes	5.750	08/15/26		2,925	2,808,000
					3,588,813
Aerospace & Defense 0.7%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	12/01/24		9,325	9,613,609
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		6,750	6,834,375
					16,447,984
Agriculture 0.0%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125	02/01/25		529	501,265
Airlines 0.2%
American Airlines 2013-1 Class A, Pass-Through Trust, Pass-Through Certificates	4.000	01/15/27		2,091	2,196,429
Continental Airlines 2007-1 Class A, Pass-Through Trust, Pass-Through Certificates	5.983	10/19/23		813	860,368
Continental Airlines 2012-2 Class A, Pass-Through Trust, Pass-Through Certificates	4.000	04/29/26		90	94,732
Delta Air Lines 2007-1 Class A, Pass-Through Trust, Pass-Through Certificates	6.821	02/10/24		616	674,801
United Airlines 2013-1 Class A, Pass-Through Trust, Pass-Through Certificates	4.300	02/15/27		1,905	2,022,693
					5,849,023

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Apparel 0.1%
PVH Corp., Sr. Unsec’d. Notes, 144A	3.125%	12/15/27	EUR	2,175	$ 2,714,508
Auto Manufacturers 0.6%
BMW US Capital LLC (Germany), Gtd. Notes, 144A, 3 Month LIBOR + 0.410%(h)	2.750(c)	04/12/21		820	821,193
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.350	11/01/22		5,685	5,679,266
General Motors Co., Sr. Unsec’d. Notes	6.250	10/02/43		1,555	1,684,236
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	3.875	11/13/20		2,150	2,185,984
Gtd. Notes, 144A	4.000	11/12/21		2,810	2,897,096
					13,267,775
Auto Parts & Equipment 0.9%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875	08/15/26		2,700	2,065,500
Adient US LLC, Sr. Sec’d. Notes, 144A(a)	7.000	05/15/26		1,400	1,421,000
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	6.250	03/15/26		3,200	3,188,000
Gtd. Notes(a)	6.500	04/01/27		2,650	2,650,000

Cooper-Standard Automotive, Inc., Gtd. Notes, 144A(a)	5.625	11/15/26		3,525	3,198,937
Lear Corp., Sr. Unsec’d. Notes	5.250	01/15/25		5,375	5,571,724
Nemak SAB de CV (Mexico), Sr. Unsec’d. Notes	4.750	01/23/25		2,800	2,835,000
					20,930,161
Banks 4.6%
Banco do Brasil SA (Brazil), Gtd. Notes	3.875	10/10/22		3,000	3,051,600
Banco Nacional de Costa Rica (Costa Rica), Sr. Unsec’d. Notes, 144A	5.875	04/25/21		750	767,625
Bank of America Corp.,
Jr. Sub. Notes, Series AA	6.100(ff)	–(rr)		8,820	9,625,266
Jr. Sub. Notes, Series V, 3 Month LIBOR + 3.387%	5.797(c)	–(rr)		2,175	2,178,828
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28		1,555	1,621,869

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Banks (cont’d.)
Bank of America Corp., (cont’d.)
Sr. Unsec’d. Notes, MTN	3.824%(ff)	01/20/28		1,905	$ 2,018,590
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29		1,450	1,584,277
Banque Centrale de Tunisie International Bond (Tunisia),
Sr. Unsec’d. Notes	6.750	10/31/23	EUR	950	1,083,305
Sr. Unsec’d. Notes, 144A	6.375	07/15/26	EUR	2,755	3,050,761
Citigroup, Inc.,
Jr. Sub. Notes, Series Q	5.950(ff)	–(rr)		12,685	12,923,478
Sr. Unsec’d. Notes	3.200	10/21/26		1,145	1,170,155
Sr. Unsec’d. Notes	3.887(ff)	01/10/28		980	1,035,893
Sr. Unsec’d. Notes	8.125	07/15/39		620	999,087
Sub. Notes	4.400	06/10/25		405	431,228
Sub. Notes	4.750	05/18/46		395	448,464

Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, MTN	3.625	09/09/24		2,375	2,492,970
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.750	03/26/25		1,200	1,249,408
Development Bank of the Republic of Belarus JSC (Belarus), Sr. Unsec’d. Notes, 144A	6.750	05/02/24		5,495	5,756,013
Discover Bank,
Sr. Unsec’d. Notes	4.200	08/08/23		5,500	5,828,511
Sub. Notes	7.000	04/15/20		800	824,607
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M	5.375(ff)	–(rr)		5,225	5,270,980
Sr. Unsec’d. Notes	3.814(ff)	04/23/29		1,595	1,669,080
Sr. Unsec’d. Notes	3.850	01/26/27		3,940	4,133,787
Sr. Unsec’d. Notes	4.223(ff)	05/01/29		170	183,101
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	5.736(c)	–(rr)		93	93,465
Jr. Sub. Notes, Series Q(a)	5.150(ff)	–(rr)		3,725	3,798,830
Jr. Sub. Notes, Series R	6.000(ff)	–(rr)		7,707	8,111,617
Jr. Sub. Notes, Series X	6.100(ff)	–(rr)		3,400	3,629,500
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%	5.913(c)	–(rr)		13,110	13,017,785
Sr. Unsec’d. Notes	4.375	01/22/47		1,260	1,421,026
Sr. Unsec’d. Notes, GMTN(a)	3.772(ff)	01/24/29		1,750	1,834,473
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26		605	640,448
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30		2,135	2,361,449

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Banks (cont’d.)
Morgan Stanley, (cont’d.)
Sr. Unsec’d. Notes, MTN	3.591%(ff)	07/22/28		1,125	$ 1,168,476
Sub. Notes, MTN	4.100	05/22/23		1,710	1,792,842

People’s United Bank NA, Sub. Notes	4.000	07/15/24		325	337,949
State Street Corp., Jr. Sub. Notes, Series F	5.250(ff)	–(rr)		2,555	2,611,312
Turkiye Garanti Bankasi AS (Turkey), Sr. Unsec’d. Notes, 144A	5.875	03/16/23		2,435	2,407,825
					112,625,880
Beverages 0.0%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.200	01/15/39		250	385,993
Biotechnology 0.1%
Celgene Corp., Sr. Unsec’d. Notes	4.350	11/15/47		2,100	2,335,926
Building Materials 0.6%
Griffon Corp., Gtd. Notes	5.250	03/01/22		4,675	4,657,469
Owens Corning, Sr. Unsec’d. Notes	4.200	12/15/22		125	130,942
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	5.375	11/15/24		5,000	5,124,950
U.S. Concrete, Inc., Gtd. Notes	6.375	06/01/24		4,725	4,914,000
					14,827,361
Chemicals 1.8%
Ashland LLC, Gtd. Notes	6.875	05/15/43		4,100	4,458,750
CF Industries, Inc.,
Gtd. Notes	4.950	06/01/43		1,765	1,612,769
Gtd. Notes	5.375	03/15/44		1,300	1,222,000
Gtd. Notes	7.125	05/01/20		59	60,696

Chemours Co. (The), Gtd. Notes	4.000	05/15/26	EUR	1,500	1,570,086

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)

CNAC HK Finbridge Co. Ltd. (China), Gtd. Notes	3.500%	07/19/22		3,525	$ 3,546,868
Eurochem Finance DAC (Switzerland), Gtd. Notes, 144A	5.500	03/13/24		5,980	6,335,093
Hexion, Inc., Gtd. Notes, 144A	7.875	07/15/27		1,575	1,559,250
LYB International Finance BV,
Gtd. Notes	4.875	03/15/44		165	174,244
Gtd. Notes	5.250	07/15/43		10	10,986

Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	5.500	01/15/48		480	482,400
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250	06/01/27		4,625	4,822,811
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900	06/01/43		1,350	1,460,496
Sr. Unsec’d. Notes	6.125	01/15/41		170	207,960

OCI NV (Netherlands), Sr. Sec’d. Notes	5.000	04/15/23	EUR	700	813,839
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500	11/14/22		5,885	6,057,125
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.450	08/01/25		635	654,688
Starfruit Finco BV/Starfruit US Holdco LLC (Netherlands), Sr. Unsec’d. Notes(a)	6.500	10/01/26	EUR	6,650	7,333,944
TPC Group, Inc., Sr. Sec’d. Notes, 144A	10.500	08/01/24		1,700	1,794,163
					44,178,168
Commercial Services 1.5%
ERAC USA Finance LLC,
Gtd. Notes, 144A	6.700	06/01/34		110	147,619
Gtd. Notes, 144A	7.000	10/15/37		1,725	2,358,526

Laureate Education, Inc., Gtd. Notes, 144A	8.250	05/01/25		6,350	6,905,625
Loxam SAS (France),
Sr. Sec’d. Notes, 144A	2.875	04/15/26	EUR	1,400	1,533,605
Sr. Sub. Notes, 144A	4.500	04/15/27	EUR	1,500	1,628,934

Nielsen Co. Luxembourg SARL (The), Gtd. Notes, 144A	5.500	10/01/21		1,675	1,676,591

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

Refinitiv US Holdings, Inc., Sr. Unsec’d. Notes	6.875%	11/15/26	EUR	5,000	$ 6,168,204
Techem Verwaltungsgesellschaft 674 mbH (Germany), Sr. Sec’d. Notes	6.000	07/30/26	EUR	2,843	3,360,078
United Rentals North America, Inc.,
Gtd. Notes	4.625	10/15/25		2,600	2,639,000
Gtd. Notes(a)	4.875	01/15/28		5,979	6,097,922
Gtd. Notes	5.250	01/15/30		1,050	1,074,076
Gtd. Notes	5.500	05/15/27		1,600	1,682,000
					35,272,180
Computers 0.2%
Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25		3,575	3,762,687
Diversified Financial Services 0.4%
Avolon Holdings Funding Ltd. (Ireland), Gtd. Notes, 144A	5.500	01/15/23		2,000	2,138,200
Grain Spectrum Funding II LLC, Sec’d. Notes, 144A	3.290	10/10/34		719	708,838
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500	01/20/43		175	196,613
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A(a)	8.125	07/15/23		2,450	2,544,938
Gtd. Notes, 144A	9.125	07/15/26		3,700	3,875,750
					9,464,339
Electric 1.3%
AES Panama SRL (Panama), Sr. Unsec’d. Notes, 144A	6.000	06/25/22		3,015	3,090,405
Calpine Corp., Sr. Unsec’d. Notes(a)	5.750	01/15/25		10,700	10,643,290
Duke Energy Carolinas LLC, First Mortgage	4.000	09/30/42		50	53,796
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28		1,225	1,309,723
Sr. Unsec’d. Notes	5.750	01/26/21		4,055	4,065,138
Sr. Unsec’d. Notes, 144A	5.750	01/26/21		1,400	1,403,500
Sr. Unsec’d. Notes, 144A	7.125	02/11/25		5,635	5,846,312
Sr. Unsec’d. Notes, 144A, MTN	6.750	08/06/23		200	206,278

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)

FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44		800	$ 963,256
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625	06/15/23		1,575	1,635,501
NRG Energy, Inc.,
Gtd. Notes	6.625	01/15/27		175	186,583
Gtd. Notes	7.250	05/15/26		75	80,972
Gtd. Notes, 144A(a)	5.250	06/15/29		950	1,002,250

South Carolina Electric & Gas Co., First Mortgage	4.350	02/01/42		63	69,840
Vistra Operations Co. LLC, Gtd. Notes, 144A	5.000	07/31/27		1,570	1,607,288
Westar Energy, Inc., First Mortgage	4.100	04/01/43		325	353,586
					32,517,718
Electrical Components & Equipment 0.1%
Energizer Gamma Acquisition BV, Gtd. Notes, 144A	4.625	07/15/26	EUR	2,600	3,000,236
Electronics 0.4%
Jabil, Inc.,
Sr. Unsec’d. Notes	4.700	09/15/22		80	83,296
Sr. Unsec’d. Notes	5.625	12/15/20		5,400	5,596,632

Sensata Technologies BV, Gtd. Notes, 144A	5.000	10/01/25		2,750	2,894,320
					8,574,248
Energy-Alternate Sources 0.1%
Neerg Energy Ltd. (Mauritius), Sr. Sec’d. Notes	6.000	02/13/22		850	840,650
Rio Energy SA/UGEN SA/UENSA SA (Argentina), Sr. Sec’d. Notes, 144A	6.875	02/01/25		3,220	2,402,925
					3,243,575
Engineering & Construction 0.3%
Delhi International Airport Ltd. (India), Sr. Sec’d. Notes, 144A	6.450	06/04/29		1,375	1,445,812

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Engineering & Construction (cont’d.)
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	3.875%	04/30/28		3,000	$ 2,891,280
Swissport Financing Sarl (Luxembourg), Sr. Sec’d. Notes	6.750	12/15/21	EUR	2,300	2,624,469
					6,961,561
Entertainment 0.9%
AMC Entertainment Holdings, Inc.,
Gtd. Notes(a)	5.750	06/15/25		1,908	1,802,445
Gtd. Notes(a)	5.875	11/15/26		1,150	1,043,625
Gtd. Notes	6.375	11/15/24	GBP	2,625	3,102,343

Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250	10/15/25		4,025	4,016,145
Codere Finance 2 Luxembourg SA (Spain), Sr. Sec’d. Notes	6.750	11/01/21	EUR	3,000	3,362,512
CPUK Finance Ltd. (United Kingdom),
Sec’d. Notes, 144A	4.250	02/28/47	GBP	550	675,915
Sec’d. Notes, 144A	4.875	02/28/47	GBP	200	247,811

Eldorado Resorts, Inc., Gtd. Notes(a)	7.000	08/01/23		3,233	3,378,485
Scientific Games International, Inc.,
Gtd. Notes(a)	6.250	09/01/20		2,500	2,503,125
Gtd. Notes	10.000	12/01/22		875	912,205
Gtd. Notes, 144A	8.250	03/15/26		450	481,626
					21,526,237
Foods 0.7%
Co-operative Group Holdings 2011 Ltd. (United Kingdom), Gtd. Notes	7.500	07/08/26	GBP	3,400	4,672,897
Ingles Markets, Inc., Sr. Unsec’d. Notes(a)	5.750	06/15/23		1,325	1,351,500
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	5.875	07/15/24		1,428	1,467,270
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes, 144A	6.500	04/15/29		425	456,344
Mars, Inc.,
Gtd. Notes, 144A(h)(k)	3.875	04/01/39		995	1,088,700
Gtd. Notes, 144A	4.200	04/01/59		865	961,621

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods (cont’d.)

Picard Bondco SA (Luxembourg), Gtd. Notes	5.500%	11/30/24	EUR	300	$ 314,592
Picard Groupe SAS (France), Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 3.000% (Cap N/A, Floor 3.000%)	3.000(c)	11/30/23	EUR	2,075	2,252,233
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.750	03/15/25		1,425	1,471,313
Post Holdings, Inc., Gtd. Notes, 144A(a)	5.625	01/15/28		2,567	2,640,801
					16,677,271
Forest Products & Paper 0.0%
Georgia-Pacific LLC,
Gtd. Notes, 144A(h)	5.400	11/01/20		35	36,281
Sr. Unsec’d. Notes(h)	7.375	12/01/25		400	504,151
					540,432
Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.500	05/20/25		2,900	3,045,000
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850	01/15/41		700	880,788
Dominion Energy Gas Holdings LLC, Sr. Unsec’d. Notes	4.800	11/01/43		125	144,826
Southern Co. Gas Capital Corp., Gtd. Notes	4.400	06/01/43		1,375	1,458,078
					5,528,692
Healthcare-Products 0.1%
Medtronic Global Holdings SCA,
Gtd. Notes	1.625	03/07/31	EUR	500	616,001
Gtd. Notes	2.250	03/07/39	EUR	705	918,511
					1,534,512
Healthcare-Services 1.0%
Aetna, Inc.,
Sr. Unsec’d. Notes	2.750	11/15/22		450	450,712
Sr. Unsec’d. Notes	4.500	05/15/42		530	539,452

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Anthem, Inc.,
Sr. Unsec’d. Notes	4.101%	03/01/28	700	$ 744,518
Sr. Unsec’d. Notes	4.650	01/15/43	120	130,657
Sr. Unsec’d. Notes	5.100	01/15/44	515	593,236

HCA, Inc., Gtd. Notes	5.375	02/01/25	6,325	6,840,235
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes	3.200	02/01/22	25	25,409
Sr. Unsec’d. Notes	4.625	11/15/20	4,500	4,596,271

Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125	07/01/52	75	84,791
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A(a)	9.750	12/01/26	3,700	3,926,625
Tenet Healthcare Corp.,
Sec’d. Notes, 144A(a)	6.250	02/01/27	875	908,250
Sr. Unsec’d. Notes(a)	7.000	08/01/25	4,300	4,289,250
Sr. Unsec’d. Notes	8.125	04/01/22	1,475	1,576,406
				24,705,812
Home Builders 2.2%
Beazer Homes USA, Inc., Gtd. Notes	8.750	03/15/22	7,550	7,820,441
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125	07/01/22	5,000	5,050,600
KB Home, Gtd. Notes	7.500	09/15/22	3,425	3,827,437
M/I Homes, Inc., Gtd. Notes	6.750	01/15/21	5,850	5,893,875
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	6.500	10/01/25	2,500	2,618,750
Sr. Unsec’d. Notes, 144A	6.875	12/15/23	4,000	4,150,000
Meritage Homes Corp.,
Gtd. Notes	5.125	06/06/27	3,692	3,830,450
Gtd. Notes	6.000	06/01/25	1,275	1,386,563

New Home Co., Inc. (The), Gtd. Notes	7.250	04/01/22	3,125	2,984,375
PulteGroup, Inc., Gtd. Notes	5.500	03/01/26	4,000	4,310,000

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Home Builders (cont’d.)

Taylor Morrison Communities, Inc., Gtd. Notes, 144A	5.875%	06/15/27		2,700	$ 2,821,500
William Lyon Homes, Inc., Gtd. Notes	5.875	01/31/25		7,625	7,625,000
					52,318,991
Home Furnishings 0.1%
Tempur Sealy International, Inc., Gtd. Notes(a)	5.500	06/15/26		1,540	1,615,090
Household Products/Wares 0.2%
Diamond BC BV, Sr. Unsec’d. Notes(a)	5.625	08/15/25	EUR	6,290	5,429,325
Insurance 0.8%
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	5.950	10/15/36		215	272,372
Sr. Unsec’d. Notes	6.100	10/01/41		280	366,303
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	4.250	06/15/23		436	459,810
Gtd. Notes, 144A	4.569	02/01/29		1,614	1,780,377
Gtd. Notes, 144A	4.850	08/01/44		1,000	1,121,584
Gtd. Notes, 144A	6.500	05/01/42		1,530	2,063,930

Lincoln National Corp., Sr. Unsec’d. Notes	7.000	06/15/40		695	958,658
Markel Corp.,
Sr. Unsec’d. Notes	4.900	07/01/22		2,020	2,142,623
Sr. Unsec’d. Notes	5.000	03/30/43		3,125	3,379,799

Principal Financial Group, Inc., Gtd. Notes	4.350	05/15/43		975	1,055,249
Swiss Re Treasury US Corp. (Switzerland), Gtd. Notes, 144A	4.250	12/06/42		795	870,495
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.270	05/15/47		640	702,706
Sub. Notes, 144A	4.900	09/15/44		1,950	2,304,805
Sub. Notes, 144A	6.850	12/16/39		54	77,042

W.R. Berkley Corp., Sr. Unsec’d. Notes	4.625	03/15/22		1,435	1,511,855
					19,067,608

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging 0.5%
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sr. Sec’d. Notes, 144A	6.750%	11/15/21	5,750	$ 5,876,615
Marriott International, Inc.,
Sr. Unsec’d. Notes	3.250	09/15/22	75	76,268
Sr. Unsec’d. Notes	7.150	12/01/19	550	558,103

MGM Resorts International, Gtd. Notes	6.000	03/15/23	3,600	3,906,000
Sands China Ltd. (Macau), Sr. Unsec’d. Notes	5.125	08/08/25	1,000	1,099,300
Studio City Co., Ltd. (Macau),
Sr. Sec’d. Notes	7.250	11/30/21	500	514,425
Sr. Sec’d. Notes, 144A(a)	7.250	11/30/21	1,200	1,234,620
				13,265,331
Machinery-Diversified 0.0%
Xylem, Inc., Sr. Unsec’d. Notes	4.875	10/01/21	50	52,477
Media 1.8%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.125	05/01/23	2,625	2,687,737
Sr. Unsec’d. Notes, 144A	5.375	05/01/25	1,115	1,151,238
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	2,100	2,176,125
Sr. Unsec’d. Notes, 144A(a)	5.875	05/01/27	2,975	3,108,875
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	6.384	10/23/35	1,525	1,799,893
Sr. Sec’d. Notes	6.834	10/23/55	485	589,420
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, 144A	9.250	02/15/24	2,250	2,441,250
Gtd. Notes, Series A	6.500	11/15/22	1,145	1,168,129
Gtd. Notes, Series B	6.500	11/15/22	365	372,665
Comcast Corp.,
Gtd. Notes(h)	4.150	10/15/28	2,605	2,870,985
Gtd. Notes(h)	4.250	10/15/30	890	996,390
CSC Holdings LLC,
Sr. Unsec’d. Notes, 144A	5.125	12/15/21	5,130	5,130,000
Sr. Unsec’d. Notes, 144A	5.125	12/15/21	706	706,000

Diamond Sports Group LLC/Diamond Sports Finance Co., Sr. Unsec’d. Notes, 144A	6.625	08/15/27	1,260	1,287,563

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)

DISH DBS Corp., Gtd. Notes(a)	7.750%	07/01/26	7,300	$ 7,154,000
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Unsec’d. Notes, 144A(a)	6.625	02/15/25	4,705	4,646,187
TEGNA, Inc., Gtd. Notes, 144A	4.875	09/15/21	1,625	1,627,031
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.750	09/15/22	1,292	1,315,256
Videotron Ltd. (Canada), Gtd. Notes	5.000	07/15/22	3,000	3,134,100
				44,362,844
Mining 0.1%
Indonesia Asahan Aluminium Persero PT (Indonesia), Sr. Unsec’d. Notes	6.530	11/15/28	1,650	1,984,643
Miscellaneous Manufacturing 0.1%
Actuant Corp., Gtd. Notes(a)	5.625	06/15/22	3,075	3,098,063
Oil & Gas 2.6%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes	4.637(s)	10/10/36	3,000	1,433,949
Sr. Unsec’d. Notes	6.450	09/15/36	750	914,099
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	11/01/26	1,225	980,000
Sr. Unsec’d. Notes, 144A	10.000	04/01/22	750	740,625

Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.400	06/15/47	2,645	2,876,805
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A	9.250	08/01/24	500	520,625
Sr. Sec’d. Notes, 144A	10.750	02/15/20	3,100	3,227,100
CNX Resources Corp.,
Gtd. Notes	5.875	04/15/22	1,304	1,242,516
Gtd. Notes, 144A	7.250	03/14/27	2,125	1,822,188

Concho Resources, Inc., Gtd. Notes	4.875	10/01/47	275	303,454
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.500	01/30/26	2,700	2,794,500

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes	5.999%	01/23/21		2,000	$ 2,088,884
Sr. Unsec’d. Notes, 144A	4.950	07/19/22		730	769,198
Sr. Unsec’d. Notes, 144A	6.510	03/07/22		3,420	3,706,596

Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	6.250	11/01/28		700	679,000
HPCL-Mittal Energy Ltd. (India), Sr. Unsec’d. Notes	5.250	04/28/27		1,478	1,489,761
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A(a)	4.750	04/24/25		1,520	1,645,430
MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.000	03/31/24		2,000	1,909,560
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150	12/15/21		500	515,379
Petrobras Global Finance BV (Brazil),
Gtd. Notes(a)	4.250	10/02/23	EUR	3,000	3,795,478
Gtd. Notes	4.750	01/14/25	EUR	100	128,799
Gtd. Notes	5.299	01/27/25		975	1,050,611
Gtd. Notes	5.375	10/01/29	GBP	800	1,050,905
Gtd. Notes	5.750	02/01/29		1,275	1,368,241
Gtd. Notes	6.625	01/16/34	GBP	2,605	3,691,284
Gtd. Notes	6.900	03/19/49		1,365	1,531,803
Gtd. Notes	7.375	01/17/27		560	661,752
Petroleos Mexicanos (Mexico),
Gtd. Notes	4.750	02/26/29	EUR	1,500	1,614,504
Gtd. Notes(a)	5.350	02/12/28		575	528,425
Gtd. Notes	6.350	02/12/48		3,828	3,340,696
Gtd. Notes	6.500	03/13/27		1,550	1,537,135
Gtd. Notes, MTN	6.750	09/21/47		3,306	2,996,558

Sinopec Group Overseas Development 2013 Ltd. (China), Gtd. Notes	4.375	10/17/23		2,900	3,087,108
Transocean, Inc., Gtd. Notes, 144A(a)	7.250	11/01/25		5,100	4,794,000
Trinidad Petroleum Holdings Ltd. (Trinidad & Tobago), Sr. Unsec’d. Notes	9.750	08/14/19		1,315	1,315,000
					62,151,968

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas Services 0.0%
Cameron International Corp., Gtd. Notes	5.950%	06/01/41		100	$ 121,134
Packaging & Containers 1.2%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, Cash coupon 6.625% or PIK 7.375%	6.625	09/15/23	EUR	11,200	12,832,344
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes	6.750	05/15/24	EUR	140	163,929
Crown European Holdings SA, Gtd. Notes, 144A	2.875	02/01/26	EUR	5,050	6,064,613
Horizon Parent Holdings Sarl (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 8.250% or PIK 9.000%	8.250	02/15/22	EUR	825	938,207
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	5.750	10/15/20		8,334	8,364,580
WestRock RKT LLC, Gtd. Notes	4.900	03/01/22		1,190	1,251,218
					29,614,891
Pharmaceuticals 1.3%
AbbVie, Inc., Sr. Unsec’d. Notes	4.500	05/14/35		4,085	4,261,676
Allergan Funding SCS, Gtd. Notes	4.550	03/15/35		4,155	4,292,126
Bausch Health Cos., Inc.,
Gtd. Notes, 144A(a)	6.125	04/15/25		1,075	1,105,906
Gtd. Notes, 144A	7.250	05/30/29		1,200	1,247,256
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A	4.125	06/15/39		615	670,973
Sr. Unsec’d. Notes, 144A	4.250	10/26/49		2,755	3,033,961
Cigna Corp.,
Gtd. Notes, 144A	3.400	09/17/21		6,700	6,818,312
Gtd. Notes, 144A	4.375	10/15/28		3,990	4,327,413
CVS Health Corp.,
Sr. Unsec’d. Notes	4.780	03/25/38		140	148,482
Sr. Unsec’d. Notes(a)	5.050	03/25/48		690	747,870
Sr. Unsec’d. Notes	5.125	07/20/45		1,315	1,425,935
Sr. Unsec’d. Notes	5.300	12/05/43		475	525,384

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)

Mylan NV, Gtd. Notes	5.250%	06/15/46		520	$ 533,537
Rossini Sarl (Italy), Sr. Sec’d. Notes, 144A	6.750	10/30/25	EUR	2,875	3,436,879
					32,575,710
Pipelines 0.6%
DCP Midstream Operating LP, Gtd. Notes, 144A	5.350	03/15/20		227	230,428
Energy Transfer Operating LP,
Gtd. Notes	5.150	03/15/45		55	56,343
Gtd. Notes	5.300	04/15/47		125	131,000
Gtd. Notes	6.000	06/15/48		55	63,228
Gtd. Notes	6.250	04/15/49		75	89,183

Enterprise Products Operating LLC, Gtd. Notes	4.950	10/15/54		2,700	3,004,890
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A	6.375	03/30/38		520	540,982
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	4.200	12/01/42		125	121,959
Sr. Unsec’d. Notes(a)	4.250	02/01/21		1,950	1,997,752
Sr. Unsec’d. Notes	5.150	10/15/43		1,350	1,559,180

MPLX LP, Sr. Unsec’d. Notes	5.200	03/01/47		145	155,452
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A	4.375	08/15/22		150	155,767
Sr. Unsec’d. Notes, 144A	4.875	08/15/27		500	536,250

ONEOK, Inc., Gtd. Notes	4.950	07/13/47		1,060	1,122,748
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.875	04/15/40		1,850	2,052,205
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500	01/15/28		1,875	1,860,375
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.000	07/01/22		75	76,335
Sr. Unsec’d. Notes	5.300	03/01/48		910	806,407
					14,560,484

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate 0.4%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875%	11/15/25		2,475	$ 2,475,050
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25		3,575	3,655,437
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/26		2,425	2,291,625
					8,422,112
Real Estate Investment Trusts (REITs) 0.3%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes	4.500	09/01/26		675	692,888
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	3.325	03/24/25	EUR	3,775	4,636,517
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375	06/01/23		1,965	1,994,121
					7,323,526
Retail 1.7%
Brinker International, Inc., Gtd. Notes, 144A	5.000	10/01/24		1,000	1,020,000
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	4.375	02/07/25	EUR	8,700	9,606,823
Golden Nugget, Inc., Sr. Unsec’d. Notes, 144A	6.750	10/15/24		5,951	6,125,840
Grupo Unicomer Co. Ltd. (El Salvador), Gtd. Notes, 144A	7.875	04/01/24		942	1,017,360
L Brands, Inc., Gtd. Notes(a)	5.625	10/15/23		7,430	7,708,625
Macy’s Retail Holdings, Inc., Gtd. Notes	4.300	02/15/43		705	565,791
Michaels Stores, Inc., Gtd. Notes, 144A(a)	8.000	07/15/27		1,650	1,596,375
PetSmart, Inc., Sr. Sec’d. Notes, 144A(a)	5.875	06/01/25		1,315	1,300,009
Rite Aid Corp., Gtd. Notes, 144A(a)	6.125	04/01/23		2,675	2,257,031
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	5.500	11/01/23		1,500	1,526,250
Gtd. Notes(a)	5.625	12/01/25		5,000	4,962,500

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Retail (cont’d.)

Stonegate Pub Co. Financing PLC (United Kingdom), Sr. Sec’d. Notes, 3 Month GBP LIBOR + 4.375%	5.162%(c)	03/15/22	GBP	2,425	$ 2,950,010
					40,636,614
Savings & Loans 0.0%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650	12/06/22		325	332,861
Semiconductors 0.3%
Broadcom, Inc.,
Gtd. Notes, 144A	3.125	04/15/21		4,105	4,127,697
Gtd. Notes, 144A	3.125	10/15/22		3,155	3,165,839
					7,293,536
Software 0.7%
Infor US, Inc., Gtd. Notes	5.750	05/15/22	EUR	5,114	5,715,998
InterXion Holding NV (Netherlands), Gtd. Notes, 144A	4.750	06/15/25	EUR	9,600	11,559,418
					17,275,416
Telecommunications 1.7%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.800	02/15/27		1,350	1,407,990
Sr. Unsec’d. Notes	4.300	02/15/30		700	751,889
Sr. Unsec’d. Notes	4.850	03/01/39		5,720	6,245,978
CenturyLink, Inc.,
Sr. Unsec’d. Notes, Series P	7.600	09/15/39		825	769,312
Sr. Unsec’d. Notes, Series V	5.625	04/01/20		1,425	1,443,692

CommScope Technologies LLC, Gtd. Notes, 144A	6.000	06/15/25		1,225	1,114,750
CommScope, Inc., Gtd. Notes, 144A	5.000	06/15/21		1,425	1,425,000
Digicel Group One Ltd. (Jamaica), Sr. Sec’d. Notes	8.250	12/30/22		772	471,403
Digicel Group Two Ltd. (Jamaica), Sr. Unsec’d. Notes	8.250	09/30/22		728	145,600
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A	6.750	03/01/23		2,050	981,458
Sr. Unsec’d. Notes, 144A	6.000	04/15/21		2,350	1,615,625

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Embarq Corp., Sr. Unsec’d. Notes	7.995%	06/01/36		2,500	$ 2,431,250
Level 3 Financing, Inc., Gtd. Notes	6.125	01/15/21		3,500	3,500,000
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32		5,325	6,609,656
West Corp., Gtd. Notes, 144A(a)	8.500	10/15/25		2,700	2,274,750
Wind Tre SpA (Italy),
Sr. Sec’d. Notes	3.125	01/20/25	EUR	1,900	2,122,230
Sr. Sec’d. Notes, 144A	2.625	01/20/23	EUR	500	559,680
Sr. Sec’d. Notes, 144A	3.125	01/20/25	EUR	3,000	3,350,889
Sr. Sec’d. Notes, 144A	5.000	01/20/26		4,300	4,258,075
					41,479,227
Textiles 0.0%
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850	02/01/23		104	107,787
Water 0.1%
Aegea Finance Sarl (Brazil), Gtd. Notes, 144A	5.750	10/10/24		3,015	3,131,861

Total Corporate Bonds (cost $798,396,014)					817,183,856
Municipal Bonds 1.4%
California 0.4%
Bay Area Toll Authority, BABs, Revenue Bonds	6.263	04/01/49		550	831,946
Los Angeles Department of Water & Power, Power System Revenue,
BABs, Revenue Bonds	6.574	07/01/45		585	884,245
BABs, Taxable, Revenue Bonds, Series SY(h)	6.008	07/01/39		3,610	4,698,487
University of California,
BABs, Revenue Bonds	5.770	05/15/43		390	514,394
Taxable, Revenue Bonds, Series AP	3.931	05/15/45		625	665,719
Taxable, Revenue Bonds, Series J	4.131	05/15/45		675	732,335
					8,327,126

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Colorado 0.1%
Regional Transportation District, BABs, Revenue Bonds, Series 2010-B	5.844%	11/01/50	1,190	$ 1,698,273
Illinois 0.0%
Chicago O’Hare International Airport, BABs, Revenue Bonds	6.395	01/01/40	360	510,408
New Jersey 0.1%
New Jersey Turnpike Authority, BABs, Revenue Bonds, Series F	7.414	01/01/40	2,000	3,148,500
Rutgers The State University of New Jersey, BABs, Revenue Bonds	5.665	05/01/40	200	259,626
				3,408,126
New York 0.0%
New York City Water & Sewer System, BABs, Taxable, Revenue Bonds	5.882	06/15/44	400	569,668
Ohio 0.0%
Ohio State University (The), Taxable, Revenue Bonds, Series A	4.800	06/01/2111	180	221,240
Puerto Rico 0.8%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Restructured, Series A-1	4.750	07/01/53	9,346	9,138,519
Revenue Bonds, Restructured, Series A-1	5.000	07/01/58	10,104	10,103,494
				19,242,013
Texas 0.0%
City of San Antonio Electric & Gas Systems, Taxable, Revenue Bonds	4.427	02/01/42	120	136,882

Total Municipal Bonds (cost $32,153,546)				34,113,736
Residential Mortgage-Backed Securities 5.3%
Banc of America Funding Corp.,
Series 2015-R03, Class 1A1, 144A, 1 Month LIBOR + 0.190%	2.456(c)	03/27/36	7,805	7,618,355

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Banc of America Funding Corp., (cont’d.)
Series 2015-R03, Class 6A1, 144A, 1 Month LIBOR + 0.170%	2.436%(c)	05/27/36	1,479	$ 1,465,745
Banc of America Funding Trust,
Series 2014-R02, Class 2A1, 144A, 1 Month LIBOR + 0.210%	2.472(c)	05/26/37	1,166	1,159,461
Series 2014-R05, Class 1A1, 144A, 6 Month LIBOR + 1.500%	3.720(c)	09/26/45	1,993	2,049,880
Series 2015-R04, Class 4A1, 144A	3.500(cc)	01/27/30	1,110	1,107,523
Bellemeade Re Ltd. (Bermuda),
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700%	3.966(c)	10/25/27	621	624,078
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600%	3.866(c)	04/25/28	2,147	2,152,526
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350%	3.754(c)	08/25/28	1,200	1,199,998
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600%	4.004(c)	08/25/28	1,200	1,198,611
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850%	4.254(c)	10/25/27	3,290	3,294,703

Central Park Funding Trust, Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	3.902(c)	11/01/23	17,200	17,200,000
Chase Mortgage Finance Trust Series, Series 2007-A1, Class 1A3	4.793(cc)	02/25/37	123	126,601
CHL Mortgage Pass-Through Trust, Series 2007-17, Class 2A1	6.500	10/25/37	3,234	2,215,054
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000%	4.402(c)	12/25/57	4,303	4,321,289
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000%	4.402(c)	01/25/57	5,602	5,699,161
Series 2017-06, Class A1, 144A	3.015(cc)	06/25/57	1,845	1,835,298
Series 2017-08, Class A1, 144A	3.000(cc)	12/25/65	3,904	3,888,408

Credit Suisse Mortgage Trust, Series 2018-11R, Class 1A1, 144A, 1 Month LIBOR + 1.400%	3.634(c)	08/25/37	4,823	4,823,468
Eagle Re Ltd. (Bermuda), Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700%	3.966(c)	11/25/28	5,500	5,493,730
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA01, Class M3, 1 Month LIBOR + 3.300%	5.566(c)	10/25/27	2,000	2,147,194

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, (cont’d.)
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650%	5.054%(c)	01/25/49	790	$ 804,458
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A1, 144A, 1 Month LIBOR + 0.140%	2.406(c)	01/26/37	1,153	1,143,109
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140%	2.406(c)	01/26/37	1,670	1,615,245
Series 2015-03R, Class 2A1, 144A, 1 Month LIBOR + 0.140%	2.406(c)	10/26/36	2,533	2,491,832
Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140%	2.406(c)	10/26/36	1,400	1,302,644

Home Re Ltd. (Bermuda), Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600%	3.866(c)	10/25/28	1,860	1,857,111
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1	4.661(cc)	07/25/35	115	117,797
Series 2018-07FRB, Class A2, 144A, 1 Month LIBOR + 0.750%	3.154(c)	04/25/46	2,437	2,428,551

LSTAR Securities Investment Trust, Series 2018-02, Class A1, 144A, 1 Month LIBOR + 1.500%	3.902(c)	04/01/23	3,882	3,873,827
New Residential Mortgage Loan Trust,
Series 2018-01A, Class A1A, 144A	4.000(cc)	12/25/57	2,624	2,717,599
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	3.016(c)	01/25/48	4,466	4,456,791
Series 2018-RPL01, Class A1, 144A	3.500(cc)	12/25/57	31,213	31,779,701

Oaktown Re II Ltd. (Bermuda), Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550%	3.816(c)	07/25/28	1,429	1,430,042
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400%	3.666(c)	03/25/28	1,988	1,992,543
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700%	4.966(c)	03/25/28	1,240	1,243,017

Structured Asset Securities Corp., Series 2003-37A, Class 3A7	4.469(cc)	12/25/33	512	520,650
Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 2A1	4.980(cc)	12/25/34	95	97,883

Total Residential Mortgage-Backed Securities (cost $127,817,526)				129,493,883

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds 7.9%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	4.625%	01/11/23		2,800	$ 2,331,000
Sr. Unsec’d. Notes	5.000	01/15/27	EUR	3,970	3,286,688
Sr. Unsec’d. Notes	5.625	01/26/22		2,000	1,722,000
Sr. Unsec’d. Notes	6.875	04/22/21		7,175	6,439,562
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	1,064	999,361
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	139	128,410

Brazil Loan Trust 1 (Brazil), Gov’t. Gtd. Notes	5.477	07/24/23		845	880,749
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		6,363	6,776,595
City of Rome Italy (Italy), Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	2,000	3,152,050
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes	10.500	03/24/20		789	815,637
Sr. Unsec’d. Notes	10.750	03/28/22		5,780	6,394,183
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/11/25	EUR	1,995	2,306,344
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	2,985	3,424,437
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	2,320	2,721,564
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	3,000	3,381,568

Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	8.250	01/24/24		3,825	4,016,250
Hellenic Republic Government Bond (Greece),
Bonds	3.000(cc)	02/24/23	EUR	767	916,887
Bonds	3.000(cc)	02/24/24	EUR	1,399	1,696,226
Bonds	3.000(cc)	02/24/25	EUR	533	650,377
Bonds	3.000(cc)	02/24/26	EUR	639	781,107
Bonds	3.000(cc)	02/24/27	EUR	571	702,130
Bonds	3.000(cc)	02/24/28	EUR	2,869	3,551,529
Bonds	3.000(cc)	02/24/29	EUR	1,658	2,066,347
Bonds	3.000(cc)	02/24/30	EUR	637	794,185
Bonds	3.000(cc)	02/24/31	EUR	1,831	2,286,696
Bonds	3.000(cc)	02/24/32	EUR	2,271	2,823,118
Bonds	3.000(cc)	02/24/33	EUR	539	668,187
Bonds	3.000(cc)	02/24/34	EUR	1,687	2,092,633
Bonds	3.000(cc)	02/24/35	EUR	2,383	2,959,874
Bonds	3.000(cc)	02/24/36	EUR	506	627,520
Bonds	3.000(cc)	02/24/37	EUR	601	747,420
Bonds	3.000(cc)	02/24/38	EUR	793	987,174
Bonds	3.000(cc)	02/24/39	EUR	1,830	2,273,791
Bonds	3.000(cc)	02/24/40	EUR	503	626,684
Bonds	3.000(cc)	02/24/41	EUR	555	691,230

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Hellenic Republic Government Bond (Greece), (cont’d.)
Bonds	3.000%(cc)	02/24/42	EUR	512	$ 635,406
Bonds	3.500	01/30/23	EUR	3,385	4,082,944
Bonds	3.750	01/30/28	EUR	3,600	4,543,925
Bonds	4.000	01/30/37	EUR	2,500	3,241,517
Bonds	4.200	01/30/42	EUR	1,515	2,021,607
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	5,485	7,558,357
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	2,000	2,846,620
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	805	932,350
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	2,910	3,394,358
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	2,975	3,789,576
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	775	1,054,175
Iraq International Bond (Iraq),
Sr. Unsec’d. Notes	5.800	01/15/28		1,500	1,488,750
Sr. Unsec’d. Notes	6.752	03/09/23		4,715	4,880,591
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	5.125	06/15/25	EUR	500	588,481
Sr. Unsec’d. Notes, 144A	5.125	06/15/25	EUR	2,250	2,648,165

Kenya Government International Bond (Kenya), Sr. Unsec’d. Notes	6.875	06/24/24		3,005	3,228,572
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A	6.500	02/15/23		600	492,906
Sr. Unsec’d. Notes, 144A	9.950	06/09/21		1,650	1,467,675

Republic of Italy Government International Bond (Italy), Sr. Unsec’d. Notes	6.875	09/27/23		12,083	13,782,353
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	4,759	6,124,298
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A	2.000	07/09/39	EUR	2,540	3,026,881
Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25		1,325	1,417,750

Senegal Government International Bond (Senegal), Sr. Unsec’d. Notes, 144A	4.750	03/13/28	EUR	900	1,039,667
Serbia International Bond (Serbia), Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	5,330	5,939,370

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)

Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec’d. Notes	6.250%	07/27/21	2,100	$ 2,136,672
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes	5.625	03/30/21	1,450	1,474,940
Sr. Unsec’d. Notes	6.250	09/26/22	3,425	3,490,397
Sr. Unsec’d. Notes	6.350	08/10/24	4,010	4,042,000
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	7.750	09/01/20	315	324,822
Sr. Unsec’d. Notes	7.750	09/01/21	350	366,282
Sr. Unsec’d. Notes	7.750	09/01/22	1,000	1,060,000
Sr. Unsec’d. Notes	7.750	09/01/26	4,760	5,026,560
Sr. Unsec’d. Notes	8.994	02/01/24	350	388,345
Sr. Unsec’d. Notes, 144A	7.750	09/01/20	8,173	8,427,834
Sr. Unsec’d. Notes, 144A(a)	7.750	09/01/21	3,650	3,819,798
Sr. Unsec’d. Notes, 144A	7.750	09/01/22	2,060	2,183,600
Sr. Unsec’d. Notes, 144A	8.994	02/01/24	800	887,645

Total Sovereign Bonds (cost $181,271,052)				190,574,702
U.S. Treasury Obligations 0.8%
U.S. Treasury Bonds(h)(k)	2.500	02/15/45	3,760	3,744,137
U.S. Treasury Notes(k)	2.250	11/15/24	3,960	4,034,869
U.S. Treasury Notes(k)	2.250	11/15/27	150	153,047
U.S. Treasury Notes	2.500	02/28/21	210	211,649
U.S. Treasury Strips Coupon(h)(k)	2.174(s)	05/15/29	4,420	3,587,182
U.S. Treasury Strips Coupon(k)	2.783(s)	08/15/29	2,100	1,697,411
U.S. Treasury Strips Coupon(k)	2.878(s)	05/15/31	2,100	1,618,233
U.S. Treasury Strips Coupon(k)	3.042(s)	11/15/35	4,200	2,835,221
U.S. Treasury Strips Coupon(k)	3.202(s)	08/15/40	4,200	2,453,322
Total U.S. Treasury Obligations (cost $18,962,154)				20,335,071

	Shares
Common Stock 0.1%
Oil, Gas & Consumable Fuels
Frontera Energy Corp. (Colombia) (cost $2,719,465)	132,434	1,355,197

Total Long-Term Investments (cost $2,216,295,673)		2,242,241,059

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Short-Term Investments 9.0%
Affiliated Mutual Funds 6.1%
PGIM Core Ultra Short Bond Fund(w)	61,223,296	$ 61,223,296
PGIM Institutional Money Market Fund (cost $86,577,980; includes $87,049,083 of cash collateral for securities on loan)(b)(w)	86,578,729	86,596,045
Total Affiliated Mutual Funds (cost $147,801,276)		147,819,341
Options Purchased*~ 2.9%
(cost $123,907,050)		71,265,541

Total Short-Term Investments (cost $271,708,326)		219,084,882

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 101.4% (cost $2,488,003,999)		2,461,325,941
Options Written*~ (2.4)%
(premiums received $102,555,992)		(59,642,197)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 99.0% (cost $2,385,448,007)		2,401,683,744
Other assets in excess of liabilities(z) 1.0%		25,314,260

Net Assets 100.0%		$ 2,426,998,004

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $468,421 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $83,791,235; cash collateral of $87,049,083 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of July 31, 2019.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Eurodollar 1-Year Mid Curve Futures	Put	08/16/19	$97.75		759		1,898	$ 4,744
Eurodollar 1-Year Mid Curve Futures	Put	08/16/19	$98.25		759		1,898	118,594
Eurodollar 1-Year Mid Curve Futures	Put	09/13/19	$97.75		759		1,898	4,744
Eurodollar 1-Year Mid Curve Futures	Put	09/13/19	$98.25		759		1,898	170,775
Total Exchange Traded (cost $593,022)								$298,857

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%		—		16,800	$ 74,152
2- Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. International PLC	11/21/19	0.13%		—		11,200	45,098
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%		—		9,409	110,192
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%		—		22,870	249,776
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%		—		46,333	535,366
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%		—		46,980	563,682
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%		—		10,000	115,875
Currency Option AUD vs JPY	Call	Morgan Stanley & Co. International PLC	10/27/23	85.00		—	AUD	55,000	509,807
Currency Option EUR vs TRY	Call	BNP Paribas S.A.	04/28/20	10.00		—	EUR	30,000	330,537
Currency Option EUR vs TRY	Call	Morgan Stanley & Co. International PLC	07/28/20	12.00		—	EUR	30,000	361,326
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	12/24/19	24.00		—	EUR	25,000	12,891
Currency Option EUR vs ZAR	Call	Goldman Sachs International	08/27/20	28.00		—	EUR	34,000	114,268
Currency Option EUR vs ZAR	Call	Goldman Sachs International	12/21/20	21.00		—	EUR	33,500	920,639
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	12/21/20	25.00		—	EUR	67,000	727,382

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	08/13/19	6.00		—		39,000	$ —
Currency Option USD vs BRL	Call	Deutsche Bank AG	12/20/19	5.00		—		30,000	19,730
Currency Option USD vs BRL	Call	Deutsche Bank AG	03/27/20	4.65		—		30,000	142,519
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	07/27/20	6.50		—		74,000	78,354
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	08/27/20	8.50		—		37,000	15,009
Currency Option USD vs BRL	Call	Citibank, N.A.	12/21/20	5.25		—		74,000	621,228
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	01/27/21	4.00		—		39,000	2,210,013
Currency Option USD vs CHF	Call	Goldman Sachs International	10/28/20	1.00		—		39,000	385,092
Currency Option USD vs ILS	Call	Bank of America, N.A.	06/28/21	3.60		—		38,250	466,390
Currency Option USD vs INR	Call	HSBC Bank USA, N.A.	08/27/19	82.50		—		37,000	—
Currency Option USD vs INR	Call	JPMorgan Chase Bank, N.A.	09/30/19	90.00		—		39,000	5
Currency Option USD vs INR	Call	Goldman Sachs International	10/28/20	90.00		—		39,000	67,247
Currency Option USD vs INR	Call	Goldman Sachs International	02/24/21	79.00		—		39,000	517,789
Currency Option USD vs JPY	Call	Morgan Stanley & Co. International PLC	01/27/21	110.00		—		7,000	80,928
Currency Option USD vs JPY	Call	Deutsche Bank AG	10/27/23	115.00		—		39,000	258,626
Currency Option USD vs JPY	Call	Barclays Bank PLC	10/27/23	115.00		—		39,000	258,626
Currency Option USD vs KRW	Call	Goldman Sachs International	12/20/19	1,200.00		—		30,000	309,402
Currency Option USD vs KRW	Call	BNP Paribas S.A.	12/20/19	1,350.00		—		60,000	30,709
Currency Option USD vs KRW	Call	BNP Paribas S.A.	10/28/20	1,165.00		—		19,500	623,073
Currency Option USD vs MXN	Call	Deutsche Bank AG	08/27/19	25.00		—		23,000	70
Currency Option USD vs MXN	Call	Goldman Sachs International	09/03/19	31.00		—		58,500	44

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs MXN	Call	Deutsche Bank AG	04/28/20	26.00		—		51,000	$ 133,635
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	10/28/20	31.00		—		117,000	381,294
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	01/27/21	22.00		—		58,500	2,131,333
Currency Option USD vs MXN	Call	Citibank, N.A.	01/27/21	26.50		—		117,000	1,249,654
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	04/27/21	22.00		—		39,000	1,722,975
Currency Option USD vs RUB	Call	Goldman Sachs International	10/21/19	90.00		—		39,000	2,154
Currency Option USD vs RUB	Call	Citibank, N.A.	12/23/19	85.00		—		30,000	21,665
Currency Option USD vs RUB	Call	BNP Paribas S.A.	03/30/20	95.00		—		33,000	38,364
Currency Option USD vs RUB	Call	Goldman Sachs International	12/22/20	95.00		—		39,000	277,210
Currency Option USD vs RUB	Call	Goldman Sachs International	04/28/21	75.00		—		39,000	1,423,935
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	08/05/19	12.00		—		39,000	—
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	09/27/19	15.00		—		39,000	339
Currency Option USD vs TRY	Call	Goldman Sachs International	10/28/19	14.00		—		58,500	3,998
Currency Option USD vs TRY	Call	Goldman Sachs International	12/23/19	6.00		—		30,000	1,055,324
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	04/29/20	7.00		—		35,000	1,017,850
Currency Option USD vs TRY	Call	Deutsche Bank AG	06/29/20	9.00		—		36,000	534,761
Currency Option USD vs TRY	Call	Deutsche Bank AG	10/29/20	9.00		—		39,000	1,071,258
Currency Option USD vs TRY	Call	Goldman Sachs International	10/29/20	12.00		—		78,000	1,068,440
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	02/25/21	10.00		—		39,000	1,233,424
Currency Option USD vs TRY	Call	Goldman Sachs International	05/27/21	17.00		—		29,250	455,287
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	11/20/19	21.00		—		75,250	25,172

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	12/24/19	14.00		—		30,000	$ 1,726,474
Currency Option USD vs ZAR	Call	BNP Paribas S.A.	12/24/19	17.00		—		60,000	350,989
Currency Option USD vs ZAR	Call	Goldman Sachs International	07/27/20	25.00		—		37,000	96,351
Currency Option USD vs ZAR	Call	Goldman Sachs International	09/28/20	17.00		—		39,000	1,243,761
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	09/28/20	21.00		—		39,750	389,301
Currency Option USD vs ZAR	Call	Goldman Sachs International	01/27/21	15.00		—		37,000	3,139,188
Currency Option AUD vs JPY	Put	Deutsche Bank AG	12/10/19	54.00		—	AUD	216,000	12,656
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/29/20	73.00		—	AUD	360,000	4,629,189
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	01/29/20	82.00		—	AUD	180,000	13,765,253
Currency Option AUD vs JPY	Put	Deutsche Bank AG	05/26/21	70.00		—	AUD	216,000	5,581,086
Currency Option AUD vs USD	Put	Citibank, N.A.	01/29/20	0.69		—	AUD	38,000	567,580
Currency Option EUR vs TRY	Put	Goldman Sachs International	04/28/20	6.00		—	EUR	30,000	291,699
Currency Option EUR vs TRY	Put	BNP Paribas S.A.	07/28/20	7.00		—	EUR	30,000	1,910,907
Currency Option GBP vs USD	Put	Goldman Sachs International	09/03/19	1.00		—	GBP	31,500	86
Currency Option GBP vs USD	Put	Morgan Stanley & Co. International PLC	07/27/20	1.23		—	GBP	30,300	1,394,718
Currency Option GBP vs USD	Put	Morgan Stanley & Co. International PLC	09/28/20	1.16		—	GBP	63,000	1,646,168
Currency Option GBP vs USD	Put	HSBC Bank USA, N.A.	09/28/20	1.28		—	GBP	31,500	2,355,746
Currency Option USD vs BRL	Put	JPMorgan Chase Bank, N.A.	03/27/20	3.10		—		30,000	11,361
Currency Option USD vs BRL	Put	Deutsche Bank AG	06/26/20	3.50		—		36,000	297,383
Currency Option USD vs BRL	Put	Deutsche Bank AG	06/26/20	3.50		—		1,000	8,261
Currency Option USD vs BRL	Put	Morgan Stanley & Co. International PLC	08/27/20	3.25		—		37,000	105,746

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs BRL	Put	Deutsche Bank AG	08/27/20	3.50		—		37,000	$ 367,000
Currency Option USD vs BRL	Put	Citibank, N.A.	03/29/21	3.75		—		78,000	2,571,970
Currency Option USD vs INR	Put	BNP Paribas S.A.	08/27/19	69.50		—		37,000	252,217
Currency Option USD vs INR	Put	BNP Paribas S.A.	12/21/20	69.00		—		19,500	157,645
Currency Option USD vs MXN	Put	BNP Paribas S.A.	08/27/19	17.00		—		23,000	59
Currency Option USD vs MXN	Put	Citibank, N.A.	04/28/20	17.00		—		51,000	67,277
Currency Option USD vs MXN	Put	Deutsche Bank AG	10/28/20	18.00		—		39,000	292,049
Currency Option USD vs RUB	Put	Goldman Sachs International	08/28/19	66.00		—		39,000	1,346,254
Currency Option USD vs RUB	Put	BNP Paribas S.A.	12/22/20	66.00		—		39,000	1,484,195
Currency Option USD vs TRY	Put	Goldman Sachs International	04/29/20	4.00		—		35,000	10,973
Currency Option USD vs TRY	Put	Morgan Stanley & Co. International PLC	06/29/20	5.00		—		36,000	175,987
Currency Option USD vs ZAR	Put	BNP Paribas S.A.	07/27/20	12.00		—		37,000	99,652
Total OTC Traded (cost $123,296,523)									$70,953,098

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.32.V2	Call	Deutsche Bank AG	10/16/19	$109.50	5.00%(Q)	CDX.NA.HY. 32.V2(Q)	42,700	$ 13,586
30- Year Interest Rate Swap, 08/19/49	Put	Citibank, N.A.	08/15/19	2.66%	3 Month LIBOR(Q)	2.66%(S)	2,220	—
Total OTC Swaptions (cost $17,505)								$ 13,586
Total Options Purchased (cost $123,907,050)								$71,265,541

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Eurodollar 1-Year Mid Curve Futures	Put	08/16/19	$98.00		1,518		3,795	$(18,975)
Eurodollar 1-Year Mid Curve Futures	Put	09/13/19	$98.00		1,518		3,795	(66,413)
Total Exchange Traded (premiums received $393,679)								$(85,388)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs TRY	Call	Goldman Sachs International	04/28/20	10.00		—	EUR	30,000	$ (330,537)
Currency Option EUR vs TRY	Call	BNP Paribas S.A.	07/28/20	12.00		—	EUR	30,000	(361,326)
Currency Option EUR vs ZAR	Call	Deutsche Bank AG	12/24/19	24.00		—	EUR	25,000	(12,891)
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	08/27/20	28.00		—	EUR	34,000	(114,268)
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	12/21/20	21.00		—	EUR	33,500	(920,639)
Currency Option EUR vs ZAR	Call	Goldman Sachs International	12/21/20	25.00		—	EUR	67,000	(727,382)
Currency Option USD vs BRL	Call	JPMorgan Chase Bank, N.A.	12/20/19	5.00		—		30,000	(19,730)
Currency Option USD vs BRL	Call	JPMorgan Chase Bank, N.A.	03/27/20	4.65		—		30,000	(142,519)
Currency Option USD vs BRL	Call	Deutsche Bank AG	07/27/20	6.50		—		74,000	(78,354)
Currency Option USD vs BRL	Call	Deutsche Bank AG	08/27/20	8.50		—		37,000	(15,009)
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	12/21/20	5.25		—		74,000	(621,228)
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	01/27/21	5.00		—		78,000	(1,016,480)
Currency Option USD vs ILS	Call	Bank of America, N.A.	06/28/21	3.95		—		38,250	(146,124)
Currency Option USD vs INR	Call	BNP Paribas S.A.	08/27/19	82.50		—		37,000	—
Currency Option USD vs INR	Call	HSBC Bank USA, N.A.	10/28/20	90.00		—		39,000	(67,247)
Currency Option USD vs INR	Call	Goldman Sachs International	02/24/21	86.00		—		78,000	(385,652)
Currency Option USD vs JPY	Call	Citibank, N.A.	01/27/21	110.00		—		7,000	(80,928)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs KRW	Call	BNP Paribas S.A.	12/20/19	1,200.00		—		30,000	$ (309,402)
Currency Option USD vs KRW	Call	Goldman Sachs International	12/20/19	1,350.00		—		60,000	(30,709)
Currency Option USD vs KRW	Call	Deutsche Bank AG	10/28/20	1,165.00		—		19,500	(623,073)
Currency Option USD vs MXN	Call	BNP Paribas S.A.	08/27/19	25.00		—		23,000	(70)
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	11/25/19	21.25		—		39,000	(185,758)
Currency Option USD vs MXN	Call	Citibank, N.A.	04/28/20	26.00		—		51,000	(133,635)
Currency Option USD vs MXN	Call	Deutsche Bank AG	10/28/20	31.00		—		117,000	(381,294)
Currency Option USD vs MXN	Call	Citibank, N.A.	01/27/21	22.00		—		58,500	(2,131,333)
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	01/27/21	26.50		—		117,000	(1,249,654)
Currency Option USD vs RUB	Call	Goldman Sachs International	12/23/19	85.00		—		30,000	(21,665)
Currency Option USD vs RUB	Call	Citibank, N.A.	03/30/20	95.00		—		33,000	(38,364)
Currency Option USD vs RUB	Call	BNP Paribas S.A.	12/22/20	95.00		—		39,000	(277,210)
Currency Option USD vs RUB	Call	Goldman Sachs International	04/28/21	90.00		—		78,000	(1,131,879)
Currency Option USD vs TRY	Call	BNP Paribas S.A.	12/23/19	6.00		—		30,000	(1,055,324)
Currency Option USD vs TRY	Call	Goldman Sachs International	04/29/20	7.00		—		35,000	(1,017,850)
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	06/29/20	9.00		—		36,000	(534,761)
Currency Option USD vs TRY	Call	Goldman Sachs International	10/29/20	9.00		—		39,000	(1,071,258)
Currency Option USD vs TRY	Call	Deutsche Bank AG	10/29/20	12.00		—		78,000	(1,068,440)
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	02/25/21	15.00		—		78,000	(1,144,329)
Currency Option USD vs TRY	Call	Goldman Sachs International	05/27/21	22.00		—		58,500	(650,137)
Currency Option USD vs ZAR	Call	BNP Paribas S.A.	12/24/19	14.00		—		30,000	(1,726,474)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	12/24/19	17.00		—		60,000	$ (350,989)
Currency Option USD vs ZAR	Call	BNP Paribas S.A.	07/27/20	25.00		—		37,000	(96,351)
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	09/28/20	17.00		—		39,000	(1,243,761)
Currency Option USD vs ZAR	Call	Goldman Sachs International	09/28/20	21.00		—		78,000	(763,911)
Currency Option USD vs ZAR	Call	Goldman Sachs International	01/27/21	20.00		—		74,000	(1,460,860)
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	01/29/20	73.00		—	AUD	360,000	(4,629,189)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/29/20	82.00		—	AUD	180,000	(13,765,253)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	05/26/21	62.00		—	AUD	432,000	(4,299,018)
Currency Option AUD vs USD	Put	Morgan Stanley & Co. International PLC	01/29/20	0.69		—	AUD	38,000	(567,580)
Currency Option EUR vs TRY	Put	Morgan Stanley & Co. International PLC	04/28/20	6.00		—	EUR	30,000	(291,699)
Currency Option EUR vs TRY	Put	Morgan Stanley & Co. International PLC	07/28/20	7.00		—	EUR	30,000	(1,910,907)
Currency Option GBP vs USD	Put	Morgan Stanley & Co. International PLC	10/22/19	1.23		—	GBP	30,300	(848,573)
Currency Option GBP vs USD	Put	HSBC Bank USA, N.A.	09/28/20	1.16		—	GBP	63,000	(1,646,168)
Currency Option GBP vs USD	Put	Morgan Stanley & Co. International PLC	09/28/20	1.28		—	GBP	31,500	(2,355,746)
Currency Option USD vs BRL	Put	Deutsche Bank AG	03/27/20	3.10		—		30,000	(11,361)
Currency Option USD vs BRL	Put	Citibank, N.A.	06/26/20	3.50		—		37,000	(305,644)
Currency Option USD vs BRL	Put	Citibank, N.A.	08/27/20	3.25		—		37,000	(105,746)
Currency Option USD vs BRL	Put	Morgan Stanley & Co. International PLC	08/27/20	3.50		—		37,000	(367,000)
Currency Option USD vs INR	Put	HSBC Bank USA, N.A.	08/27/19	69.50		—		37,000	(252,217)
Currency Option USD vs INR	Put	Goldman Sachs International	12/21/20	69.00		—		19,500	(157,645)
Currency Option USD vs JPY	Put	Morgan Stanley & Co. International PLC	01/27/21	91.00		—		37,000	(221,184)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs JPY	Put	Barclays Bank PLC	01/27/21	91.00		—		41,000	$ (245,096)
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	08/27/19	17.00		—		23,000	(59)
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	04/28/20	17.00		—		51,000	(67,277)
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	10/28/20	18.00		—		39,000	(292,049)
Currency Option USD vs RUB	Put	BNP Paribas S.A.	08/28/19	66.00		—		39,000	(1,346,254)
Currency Option USD vs RUB	Put	Goldman Sachs International	12/22/20	66.00		—		39,000	(1,484,195)
Currency Option USD vs TRY	Put	Deutsche Bank AG	04/29/20	4.00		—		35,000	(10,973)
Currency Option USD vs TRY	Put	Deutsche Bank AG	06/29/20	5.00		—		36,000	(175,987)
Currency Option USD vs ZAR	Put	Goldman Sachs International	07/27/20	12.00		—		37,000	(99,652)
Hellenic Republic, 3.75%, 01/30/28^	Put	Deutsche Bank AG	09/10/20	87.00		—	EUR	5,000	—
Total OTC Traded (premiums received $101,699,576)									$(59,195,277)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.32.V2	Call	Deutsche Bank AG	10/16/19	$108.50	CDX.NA.HY. 32.V2(Q)	5.00%(Q)	42,700	$ (57,534)
CDX.NA.HY.32.V1	Put	Bank of America, N.A.	09/18/19	$101.00	5.00%(Q)	CDX.NA.HY. 32.V1(Q)	249,000	(236,941)
CDX.NA.HY.32.V2	Put	Deutsche Bank AG	10/16/19	$101.00	5.00%(Q)	CDX.NA.HY. 32.V2(Q)	42,700	(67,057)
Total OTC Swaptions (premiums received $462,737)								$ (361,532)
Total Options Written (premiums received $102,555,992)								$(59,642,197)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Futures contracts outstanding at July 31, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
9,362	5 Year U.S. Treasury Notes	Sep. 2019	$1,100,547,008	$10,835,500
5,657	10 Year U.S. Treasury Notes	Sep. 2019	720,825,575	4,644,789
3,048	10 Year U.S. Ultra Treasury Notes	Sep. 2019	420,147,750	12,630,153
2,100	30 Day Federal Funds	Sep. 2019	856,693,530	(353,493)
984	30 Year U.S. Ultra Treasury Bonds	Sep. 2019	174,721,500	5,039,729
				32,796,678
Short Positions:
8,754	2 Year U.S. Treasury Notes	Sep. 2019	1,876,912,313	478,631
174	5 Year Euro-Bobl	Sep. 2019	26,003,430	(146,630)
406	10 Year Euro-Bund	Sep. 2019	78,683,811	(2,129,581)
842	20 Year U.S. Treasury Bonds	Sep. 2019	131,009,938	(5,125,347)
25	Euro Schatz Index	Sep. 2019	3,108,594	(2,513)
41	Euro-BTP Italian Government Bond	Sep. 2019	6,345,556	(272,803)
				(7,198,243)
				$25,598,435
Forward foreign currency exchange contracts outstanding at July 31, 2019:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 08/20/19	BNP Paribas S.A.	ARS	29,021	$ 663,714	$ 642,872	$ —	$ (20,842)
Expiring 08/20/19	Goldman Sachs International	ARS	27,909	637,909	618,230	—	(19,679)
Expiring 08/28/19	BNP Paribas S.A.	ARS	56,414	1,253,080	1,235,202	—	(17,878)
Expiring 08/28/19	Citibank, N.A.	ARS	34,415	768,191	753,531	—	(14,660)
Australian Dollar,
Expiring 08/29/19	Bank of America, N.A.	AUD	1,768	1,240,000	1,210,625	—	(29,375)
Expiring 08/29/19	Bank of America, N.A.	AUD	1,463	1,015,000	1,001,466	—	(13,534)
Expiring 08/29/19	Bank of America, N.A.	AUD	1,035	724,000	708,668	—	(15,332)
Expiring 08/29/19	Barclays Bank PLC	AUD	12,399	8,828,996	8,488,139	—	(340,857)
Expiring 08/29/19	Barclays Bank PLC	AUD	5,134	3,582,000	3,514,787	—	(67,213)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 08/29/19	BNP Paribas S.A.	AUD	1,213	$ 856,000	$ 830,350	$ —	$ (25,650)
Expiring 08/29/19	Citibank, N.A.	AUD	2,019	1,389,000	1,381,907	—	(7,093)
Expiring 08/29/19	Citibank, N.A.	AUD	1,186	828,000	811,742	—	(16,258)
Expiring 08/29/19	Goldman Sachs International	AUD	1,925	1,349,000	1,317,747	—	(31,253)
Expiring 08/29/19	Goldman Sachs International	AUD	977	676,000	669,031	—	(6,969)
Expiring 08/29/19	HSBC BANK USA, N.A.	AUD	1,244	866,000	851,411	—	(14,589)
Expiring 08/29/19	Morgan Stanley & Co. International PLC	AUD	8,920	6,333,799	6,106,767	—	(227,032)
Expiring 08/29/19	Morgan Stanley & Co. International PLC	AUD	5,053	3,589,297	3,459,325	—	(129,972)
Expiring 08/29/19	The Toronto-Dominion Bank	AUD	1,239	851,000	848,325	—	(2,675)
Expiring 08/29/19	The Toronto-Dominion Bank	AUD	1,154	797,000	790,111	—	(6,889)
Expiring 08/29/19	The Toronto-Dominion Bank	AUD	1,000	692,000	684,281	—	(7,719)
Expiring 08/29/19	UBS AG	AUD	1,190	820,000	814,374	—	(5,626)
Expiring 10/22/19	Barclays Bank PLC	AUD	1,962	1,370,000	1,345,732	—	(24,268)
Expiring 10/22/19	Citibank, N.A.	AUD	4,697	3,328,768	3,221,216	—	(107,552)
Expiring 10/22/19	JPMorgan Chase Bank, N.A.	AUD	2,160	1,526,000	1,481,036	—	(44,964)
Expiring 10/22/19	JPMorgan Chase Bank, N.A.	AUD	1,513	1,068,000	1,037,556	—	(30,444)
Expiring 10/22/19	Morgan Stanley & Co. International PLC	AUD	2,157	1,514,260	1,479,423	—	(34,837)
Expiring 01/31/20	Citibank, N.A.	AUD	7,067	5,269,724	4,859,707	—	(410,017)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 01/31/20	Citibank, N.A.	AUD	5,351	$ 4,288,398	$ 3,679,775	$ —	$ (608,623)
Expiring 02/28/20	Bank of America, N.A.	AUD	10,799	7,753,494	7,431,845	—	(321,649)
Expiring 02/28/20	Morgan Stanley & Co. International PLC	AUD	7,473	5,234,273	5,143,205	—	(91,068)
Expiring 11/30/20	Morgan Stanley & Co. International PLC	AUD	8,982	6,315,494	6,218,351	—	(97,143)
Expiring 11/30/20	Morgan Stanley & Co. International PLC	AUD	3,823	2,744,880	2,646,612	—	(98,268)
Expiring 12/30/20	Morgan Stanley & Co. International PLC	AUD	2,196	1,544,350	1,520,923	—	(23,427)
Brazilian Real,
Expiring 08/02/19	BNP Paribas	BRL	9,173	2,431,635	2,403,385	—	(28,250)
Expiring 08/02/19	BNP Paribas	BRL	9,173	2,431,635	2,403,385	—	(28,250)
Expiring 08/02/19	Morgan Stanley & Co. International	BRL	35,746	9,494,249	9,365,169	—	(129,080)
Expiring 08/02/19	Morgan Stanley & Co. International	BRL	35,746	9,494,249	9,365,169	—	(129,080)
Expiring 08/29/19	Bank of America, N.A.	BRL	6,649	1,662,000	1,738,783	76,783	—
Expiring 08/29/19	Bank of America, N.A.	BRL	4,935	1,264,000	1,290,497	26,497	—
Expiring 08/29/19	Bank of America, N.A.	BRL	3,835	951,000	1,003,018	52,018	—
Expiring 08/29/19	Barclays Bank PLC	BRL	4,784	1,260,000	1,251,155	—	(8,845)
Expiring 08/29/19	BNP Paribas S.A.	BRL	6,954	1,793,250	1,818,648	25,398	—
Expiring 08/29/19	BNP Paribas S.A.	BRL	5,180	1,330,000	1,354,541	24,541	—
Expiring 08/29/19	Citibank, N.A.	BRL	2,706	717,000	707,561	—	(9,439)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 08/29/19	HSBC BANK USA, N.A.	BRL	8,898	$ 2,347,000	$ 2,326,904	$ —	$ (20,096)
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	BRL	5,689	1,413,000	1,487,887	74,887	—
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	BRL	2,754	689,000	720,201	31,201	—
Expiring 08/29/19	Morgan Stanley & Co. International PLC	BRL	14,308	3,722,240	3,741,863	19,623	—
Expiring 08/29/19	Morgan Stanley & Co. International PLC	BRL	6,971	1,696,000	1,823,054	127,054	—
Expiring 08/29/19	Morgan Stanley & Co. International PLC	BRL	6,801	1,808,000	1,778,665	—	(29,335)
Expiring 08/29/19	Morgan Stanley & Co. International PLC	BRL	6,658	1,638,000	1,741,132	103,132	—
Expiring 08/29/19	Morgan Stanley & Co. International PLC	BRL	6,272	1,607,000	1,640,183	33,183	—
Expiring 08/29/19	Morgan Stanley & Co. International PLC	BRL	4,945	1,278,000	1,293,260	15,260	—
Expiring 08/29/19	Morgan Stanley & Co. International PLC	BRL	4,542	1,134,000	1,187,695	53,695	—
Expiring 08/29/19	Morgan Stanley & Co. International PLC	BRL	3,424	907,000	895,486	—	(11,514)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 08/29/19	Morgan Stanley & Co. International PLC	BRL	3,309	$ 847,000	$ 865,287	$ 18,287	$ —
Expiring 08/29/19	UBS AG	BRL	5,494	1,427,000	1,436,762	9,762	—
Expiring 09/30/19	JPMorgan Chase Bank, N.A.	BRL	10,454	2,980,000	2,726,010	—	(253,990)
Expiring 09/30/19	JPMorgan Chase Bank, N.A.	BRL	1,958	481,440	510,648	29,208	—
Expiring 12/24/19	Citibank, N.A.	BRL	7,836	2,004,000	2,031,149	27,149	—
Expiring 12/24/19	Deutsche Bank AG	BRL	22,576	5,602,000	5,852,150	250,150	—
Expiring 03/31/20	Deutsche Bank AG	BRL	42,866	10,500,000	11,037,288	537,288	—
Expiring 06/30/20	Citibank, N.A.	BRL	29,119	7,301,000	7,442,216	141,216	—
Expiring 06/30/20	Deutsche Bank AG	BRL	47,619	10,804,000	12,170,211	1,366,211	—
Expiring 06/30/20	Morgan Stanley & Co. International PLC	BRL	3,245	796,000	829,421	33,421	—
Expiring 07/29/20	Deutsche Bank AG	BRL	13,339	3,349,389	3,400,625	51,236	—
Expiring 07/29/20	Morgan Stanley & Co. International PLC	BRL	8,705	2,232,000	2,219,199	—	(12,801)
Expiring 08/31/20	Citibank, N.A.	BRL	14,166	3,527,000	3,600,115	73,115	—
Expiring 08/31/20	Morgan Stanley & Co. International PLC	BRL	14,942	3,669,000	3,797,181	128,181	—
Expiring 12/23/20	Citibank, N.A.	BRL	46,304	11,302,000	11,640,465	338,465	—
Expiring 01/29/21	Citibank, N.A.	BRL	21,690	5,155,000	5,433,539	278,539	—
Expiring 01/29/21	Citibank, N.A.	BRL	15,948	3,819,240	3,995,179	175,939	—
Expiring 01/29/21	Morgan Stanley & Co. International PLC	BRL	10,588	2,644,000	2,652,404	8,404	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound,
Expiring 08/01/19	HSBC BANK USA, N.A.	GBP	1,628	$ 1,979,795	$ 1,979,904	$ 109	$ —
Expiring 08/29/19	Bank of America, N.A.	GBP	776	951,000	944,922	—	(6,078)
Expiring 08/29/19	Citibank, N.A.	GBP	2,835	3,696,848	3,452,918	—	(243,930)
Expiring 08/29/19	HSBC BANK USA, N.A.	GBP	699	881,000	851,850	—	(29,150)
Expiring 10/18/19	Barclays Bank PLC	GBP	1,421	1,776,000	1,734,875	—	(41,125)
Expiring 10/18/19	Barclays Bank PLC	GBP	551	692,000	673,245	—	(18,755)
Expiring 10/18/19	UBS AG	GBP	403	501,000	491,895	—	(9,105)
Expiring 07/29/20	Morgan Stanley & Co. International PLC	GBP	11,666	14,795,754	14,405,049	—	(390,705)
Canadian Dollar,
Expiring 10/22/19	Bank of America, N.A.	CAD	1,191	908,000	903,976	—	(4,024)
Expiring 10/22/19	Barclays Bank PLC	CAD	903	693,000	685,559	—	(7,441)
Expiring 10/22/19	Barclays Bank PLC	CAD	825	629,000	625,802	—	(3,198)
Expiring 10/22/19	JPMorgan Chase Bank, N.A.	CAD	2,439	1,866,000	1,850,696	—	(15,304)
Chilean Peso,
Expiring 09/23/19	Citibank, N.A.	CLP	567,052	833,000	805,701	—	(27,299)
Expiring 09/23/19	JPMorgan Chase Bank, N.A.	CLP	917,163	1,340,000	1,303,159	—	(36,841)
Expiring 09/23/19	Morgan Stanley & Co. International PLC	CLP	320,720	462,000	455,698	—	(6,302)
Expiring 09/23/19	UBS AG	CLP	1,191,113	1,743,100	1,692,402	—	(50,698)
Expiring 09/23/19	UBS AG	CLP	370,255	543,000	526,080	—	(16,920)
Chinese Renminbi,
Expiring 10/25/19	Barclays Bank PLC	CNH	11,492	1,669,000	1,662,385	—	(6,615)
Expiring 10/25/19	Barclays Bank PLC	CNH	5,692	828,000	823,480	—	(4,520)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 10/25/19	Citibank, N.A.	CNH	8,357	$ 1,214,000	$ 1,208,871	$ —	$ (5,129)
Expiring 10/25/19	Citibank, N.A.	CNH	8,197	1,192,000	1,185,758	—	(6,242)
Expiring 10/25/19	Citibank, N.A.	CNH	6,179	898,000	893,843	—	(4,157)
Expiring 10/25/19	Goldman Sachs International	CNH	12,210	1,774,000	1,766,379	—	(7,621)
Expiring 10/25/19	HSBC BANK USA, N.A.	CNH	8,308	1,205,000	1,201,774	—	(3,226)
Expiring 10/25/19	HSBC BANK USA, N.A.	CNH	7,640	1,110,000	1,105,175	—	(4,825)
Expiring 02/28/20	Citibank, N.A.	CNH	10,395	1,476,014	1,500,985	24,971	—
Expiring 02/28/20	HSBC BANK USA, N.A.	CNH	8,958	1,322,502	1,293,467	—	(29,035)
Expiring 02/28/20	Morgan Stanley & Co. International PLC	CNH	52,459	8,078,000	7,574,976	—	(503,024)
Expiring 05/14/21	Citibank, N.A.	CNH	43,724	6,265,983	6,237,764	—	(28,219)
Colombian Peso,
Expiring 09/18/19	Barclays Bank PLC	COP	4,815,083	1,501,050	1,463,098	—	(37,952)
Expiring 09/18/19	Barclays Bank PLC	COP	1,984,074	606,000	602,875	—	(3,125)
Expiring 09/18/19	BNP Paribas S.A.	COP	7,098,024	2,215,900	2,156,785	—	(59,115)
Expiring 09/18/19	BNP Paribas S.A.	COP	4,658,203	1,407,483	1,415,428	7,945	—
Expiring 09/18/19	BNP Paribas S.A.	COP	3,576,133	1,051,340	1,086,634	35,294	—
Expiring 09/18/19	BNP Paribas S.A.	COP	3,118,731	924,000	947,649	23,649	—
Expiring 09/18/19	Citibank, N.A.	COP	1,946,183	603,000	591,361	—	(11,639)
Expiring 09/18/19	HSBC BANK USA, N.A.	COP	3,122,644	974,000	948,838	—	(25,162)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	COP	4,879,783	1,524,670	1,482,757	—	(41,913)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	COP	2,736,657	847,000	831,553	—	(15,447)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	COP	2,544,282	747,000	773,098	26,098	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 09/18/19	Morgan Stanley & Co. International PLC	COP	2,202,222	$ 671,000	$ 669,161	$ —	$ (1,839)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	COP	2,056,395	605,000	624,850	19,850	—
Expiring 09/18/19	The Toronto-Dominion Bank	COP	1,901,527	562,000	577,793	15,793	—
Expiring 09/18/19	UBS AG	COP	2,482,315	746,000	754,269	8,269	—
Czech Koruna,
Expiring 10/18/19	Barclays Bank PLC	CZK	126,493	5,560,476	5,454,421	—	(106,055)
Expiring 10/18/19	Citibank, N.A.	CZK	12,726	560,000	548,737	—	(11,263)
Expiring 10/18/19	HSBC BANK USA, N.A.	CZK	25,096	1,105,000	1,082,133	—	(22,867)
Euro,
Expiring 10/18/19	Bank of America, N.A.	EUR	2,030	2,303,000	2,261,747	—	(41,253)
Expiring 01/31/20	Morgan Stanley & Co. International PLC	EUR	4,298	5,216,483	4,830,351	—	(386,132)
Expiring 02/28/20	Bank of America, N.A.	EUR	5,226	6,837,176	5,885,576	—	(951,600)
Expiring 02/28/20	Morgan Stanley & Co. International PLC	EUR	4,622	5,622,447	5,205,144	—	(417,303)
Indian Rupee,
Expiring 08/29/19	BNP Paribas S.A.	INR	47,242	672,000	684,756	12,756	—
Expiring 08/29/19	HSBC BANK USA, N.A.	INR	874,772	11,926,000	12,679,618	753,618	—
Expiring 08/29/19	Morgan Stanley & Co. International PLC	INR	51,955	740,000	753,081	13,081	—
Expiring 09/18/19	Barclays Bank PLC	INR	97,188	1,381,000	1,405,729	24,729	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 09/18/19	Citibank, N.A.	INR	53,696	$ 773,000	$ 776,667	$ 3,667	$ —
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	INR	106,545	1,516,756	1,541,064	24,308	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	INR	106,131	1,515,939	1,535,081	19,142	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	INR	105,226	1,520,246	1,521,994	1,748	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	INR	61,482	884,000	889,281	5,281	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	731,718	10,413,692	10,583,596	169,904	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	199,171	2,840,032	2,880,823	40,791	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	135,846	1,939,000	1,964,886	25,886	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	126,871	1,808,000	1,835,066	27,066	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	67,922	964,000	982,433	18,433	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	62,057	884,000	897,592	13,592	—
Expiring 09/18/19	UBS AG	INR	65,251	932,000	943,795	11,795	—
Expiring 09/18/19	UBS AG	INR	35,944	511,000	519,892	8,892	—
Expiring 10/30/20	Goldman Sachs International	INR	332,853	4,397,000	4,583,592	186,592	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 12/23/20	Goldman Sachs International	INR	210,802	$ 2,761,000	$ 2,883,421	$ 122,421	$ —
Expiring 02/26/21	Morgan Stanley & Co. International PLC	INR	296,308	3,993,909	4,020,554	26,645	—
Indonesian Rupiah,
Expiring 09/18/19	Citibank, N.A.	IDR	13,706,867	944,194	972,649	28,455	—
Expiring 09/18/19	HSBC BANK USA, N.A.	IDR	14,029,884	998,000	995,571	—	(2,429)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	102,270,802	6,887,131	7,257,211	370,080	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	57,737,495	3,889,356	4,097,095	207,739	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	57,737,495	3,902,501	4,097,096	194,595	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	24,891,659	1,775,000	1,766,330	—	(8,670)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	IDR	11,861,600	843,000	841,708	—	(1,292)
Israeli Shekel,
Expiring 08/26/19	Barclays Bank PLC	ILS	1,949	558,000	555,809	—	(2,191)
Expiring 08/26/19	Citibank, N.A.	ILS	2,070	588,000	590,372	2,372	—
Expiring 08/26/19	Citibank, N.A.	ILS	1,903	546,000	542,688	—	(3,312)
Expiring 08/26/19	Citibank, N.A.	ILS	1,882	533,000	536,699	3,699	—
Expiring 06/30/21	Bank of America, N.A.	ILS	27,438	7,937,000	8,102,817	165,817	—
Japanese Yen,
Expiring 08/29/19	Bank of America, N.A.	JPY	502,849	4,708,323	4,632,201	—	(76,122)
Expiring 08/29/19	Bank of America, N.A.	JPY	128,609	1,196,000	1,184,739	—	(11,261)
Expiring 08/29/19	Bank of America, N.A.	JPY	115,940	1,075,000	1,068,032	—	(6,968)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 08/29/19	Goldman Sachs International	JPY	41,198	$ 387,000	$ 379,509	$ —	$ (7,491)
Expiring 08/29/19	Morgan Stanley & Co. International PLC	JPY	439,930	4,076,000	4,052,596	—	(23,404)
Expiring 10/18/19	Barclays Bank PLC	JPY	117,729	1,090,000	1,088,701	—	(1,299)
Expiring 10/18/19	Barclays Bank PLC	JPY	105,026	978,000	971,236	—	(6,764)
Expiring 10/18/19	Barclays Bank PLC	JPY	62,311	576,000	576,224	224	—
Expiring 10/18/19	Barclays Bank PLC	JPY	49,387	460,000	456,704	—	(3,296)
Expiring 10/18/19	Citibank, N.A.	JPY	163,241	1,509,977	1,509,574	—	(403)
Expiring 01/29/21	Barclays Bank PLC	JPY	726,043	6,983,000	6,935,135	—	(47,865)
Expiring 01/29/21	Citibank, N.A.	JPY	748,513	7,462,000	7,149,765	—	(312,235)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	JPY	992,486	9,655,000	9,480,180	—	(174,820)
Expiring 10/31/23	Barclays Bank PLC	JPY	487,838	5,118,000	4,982,181	—	(135,819)
Expiring 10/31/23	Deutsche Bank AG	JPY	498,249	5,220,000	5,088,512	—	(131,488)
Mexican Peso,
Expiring 08/29/19	Bank of America, N.A.	MXN	19,065	973,000	989,930	16,930	—
Expiring 08/29/19	BNP Paribas S.A.	MXN	12,243	616,000	635,690	19,690	—
Expiring 08/29/19	Citibank, N.A.	MXN	18,355	941,000	953,034	12,034	—
Expiring 08/29/19	Deutsche Bank AG	MXN	83,214	3,899,000	4,320,715	421,715	—
Expiring 08/29/19	Deutsche Bank AG	MXN	18,884	951,000	980,499	29,499	—
Expiring 08/29/19	Morgan Stanley & Co. International PLC	MXN	62,161	3,063,738	3,227,555	163,817	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 08/29/19	Morgan Stanley & Co. International PLC	MXN	17,788	$ 915,000	$ 923,585	$ 8,585	$ —
Expiring 08/29/19	Morgan Stanley & Co. International PLC	MXN	16,183	813,000	840,274	27,274	—
Expiring 08/29/19	Morgan Stanley & Co. International PLC	MXN	15,441	808,000	801,719	—	(6,281)
Expiring 09/18/19	Citibank, N.A.	MXN	29,570	1,517,255	1,530,482	13,227	—
Expiring 09/18/19	Citibank, N.A.	MXN	29,239	1,520,246	1,513,346	—	(6,900)
Expiring 09/18/19	Goldman Sachs International	MXN	175,817	8,793,640	9,099,871	306,231	—
Expiring 09/18/19	Goldman Sachs International	MXN	21,042	1,092,000	1,089,074	—	(2,926)
Expiring 09/18/19	Goldman Sachs International	MXN	12,544	625,000	649,268	24,268	—
Expiring 09/18/19	UBS AG	MXN	13,078	671,000	676,873	5,873	—
Expiring 12/24/19	Goldman Sachs International	MXN	23,280	1,139,331	1,186,168	46,837	—
Expiring 04/30/20	Citibank, N.A.	MXN	42,285	2,048,669	2,111,719	63,050	—
Expiring 04/30/20	Deutsche Bank AG	MXN	252,381	11,379,000	12,604,059	1,225,059	—
Expiring 04/30/20	JPMorgan Chase Bank, N.A.	MXN	13,553	665,000	676,831	11,831	—
Expiring 04/30/20	Morgan Stanley & Co. International PLC	MXN	74,340	3,602,000	3,712,585	110,585	—
Expiring 10/30/20	Morgan Stanley & Co. International PLC	MXN	306,088	14,433,000	14,900,281	467,281	—
Expiring 01/29/21	Goldman Sachs International	MXN	94,522	4,426,016	4,544,634	118,618	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 01/29/21	Morgan Stanley & Co. International PLC	MXN	34,930	$ 1,620,000	$ 1,679,423	$ 59,423	$ —
Expiring 04/29/21	Morgan Stanley & Co. International PLC	MXN	316,200	14,891,000	15,019,985	128,985	—
New Taiwanese Dollar,
Expiring 09/18/19	HSBC BANK USA, N.A.	TWD	48,399	1,557,000	1,560,710	3,710	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	414,060	13,113,528	13,351,982	238,454	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	33,908	1,084,000	1,093,399	9,399	—
Expiring 09/18/19	UBS AG	TWD	35,687	1,153,000	1,150,769	—	(2,231)
New Zealand Dollar,
Expiring 10/22/19	Barclays Bank PLC	NZD	4,899	3,308,246	3,222,133	—	(86,113)
Expiring 10/22/19	Barclays Bank PLC	NZD	1,320	883,000	867,907	—	(15,093)
Expiring 10/22/19	Barclays Bank PLC	NZD	1,133	750,000	745,266	—	(4,734)
Expiring 10/22/19	UBS AG	NZD	1,044	690,000	686,420	—	(3,580)
Norwegian Krone,
Expiring 10/18/19	Barclays Bank PLC	NOK	5,872	689,000	664,254	—	(24,746)
Expiring 10/18/19	Morgan Stanley & Co. International PLC	NOK	6,014	706,000	680,309	—	(25,691)
Expiring 10/18/19	The Toronto-Dominion Bank	NOK	191,191	22,323,154	21,628,914	—	(694,240)
Peruvian Nuevo Sol,
Expiring 09/18/19	Barclays Bank PLC	PEN	3,160	956,000	954,302	—	(1,698)
Expiring 09/18/19	BNP Paribas S.A.	PEN	41,717	12,399,086	12,599,510	200,424	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso,
Expiring 09/18/19	Barclays Bank PLC	PHP	37,522	$ 731,000	$ 736,055	$ 5,055	$ —
Expiring 09/18/19	Citibank, N.A.	PHP	49,297	947,000	967,027	20,027	—
Expiring 09/18/19	Citibank, N.A.	PHP	47,444	927,000	930,682	3,682	—
Expiring 09/18/19	HSBC BANK USA, N.A.	PHP	36,901	722,000	723,877	1,877	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PHP	72,472	1,406,000	1,421,652	15,652	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PHP	64,655	1,236,943	1,268,305	31,362	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PHP	64,453	1,261,000	1,264,352	3,352	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PHP	32,268	628,000	632,983	4,983	—
Polish Zloty,
Expiring 10/18/19	Citibank, N.A.	PLN	3,563	943,000	921,081	—	(21,919)
Expiring 10/18/19	Citibank, N.A.	PLN	2,259	596,000	584,138	—	(11,862)
Expiring 10/18/19	HSBC BANK USA, N.A.	PLN	10,058	2,656,464	2,600,192	—	(56,272)
Russian Ruble,
Expiring 08/29/19	Bank of America, N.A.	RUB	113,424	1,731,000	1,774,659	43,659	—
Expiring 08/29/19	Bank of America, N.A.	RUB	69,302	1,063,000	1,084,322	21,322	—
Expiring 08/29/19	Barclays Bank PLC	RUB	455,940	7,024,461	7,133,765	109,304	—
Expiring 08/29/19	Barclays Bank PLC	RUB	43,684	673,000	683,499	10,499	—
Expiring 08/29/19	BNP Paribas S.A.	RUB	1,065,355	15,833,000	16,668,837	835,837	—
Expiring 08/29/19	Citibank, N.A.	RUB	59,936	914,000	937,768	23,768	—
Expiring 08/29/19	Citibank, N.A.	RUB	58,362	883,000	913,146	30,146	—
Expiring 08/29/19	Citibank, N.A.	RUB	48,407	740,000	757,391	17,391	—
Expiring 08/29/19	Morgan Stanley & Co. International PLC	RUB	38,016	577,000	594,803	17,803	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 09/18/19	Bank of America, N.A.	RUB	32,024	$ 490,000	$ 499,761	$ 9,761	$ —
Expiring 09/18/19	Barclays Bank PLC	RUB	100,078	1,531,855	1,561,802	29,947	—
Expiring 09/18/19	Barclays Bank PLC	RUB	56,276	885,000	878,239	—	(6,761)
Expiring 09/18/19	Citibank, N.A.	RUB	77,276	1,212,751	1,205,966	—	(6,785)
Expiring 09/18/19	Citibank, N.A.	RUB	77,235	1,213,440	1,205,326	—	(8,114)
Expiring 09/18/19	Citibank, N.A.	RUB	49,925	781,000	779,117	—	(1,883)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	RUB	812,563	12,274,557	12,680,749	406,192	—
Expiring 12/24/19	Citibank, N.A.	RUB	382,303	5,577,000	5,890,784	313,784	—
Expiring 03/31/20	Barclays Bank PLC	RUB	303,739	4,366,581	4,621,516	254,935	—
Expiring 03/31/20	BNP Paribas S.A.	RUB	262,318	3,692,000	3,991,280	299,280	—
Expiring 12/23/20	Goldman Sachs International	RUB	1,201,548	17,216,000	17,710,755	494,755	—
Expiring 04/29/21	Goldman Sachs International	RUB	88,765	1,251,000	1,289,192	38,192	—
Saudi Arabian Riyal,
Expiring 11/12/19	Morgan Stanley & Co. International PLC	SAR	113,400	30,157,168	30,234,864	77,696	—
Singapore Dollar,
Expiring 09/18/19	Bank of America, N.A.	SGD	1,005	738,000	732,225	—	(5,775)
Expiring 09/18/19	Bank of America, N.A.	SGD	969	702,000	705,457	3,457	—
Expiring 09/18/19	Bank of America, N.A.	SGD	844	619,000	614,888	—	(4,112)
Expiring 09/18/19	Bank of America, N.A.	SGD	819	601,000	596,340	—	(4,660)
Expiring 09/18/19	Barclays Bank PLC	SGD	1,451	1,074,000	1,056,624	—	(17,376)
Expiring 09/18/19	Barclays Bank PLC	SGD	1,326	975,000	965,424	—	(9,576)
Expiring 09/18/19	BNP Paribas S.A.	SGD	2,039	1,500,531	1,485,206	—	(15,325)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 09/18/19	Citibank, N.A.	SGD	1,509	$ 1,097,000	$ 1,098,742	$ 1,742	$ —
Expiring 09/18/19	Citibank, N.A.	SGD	1,073	784,000	781,262	—	(2,738)
Expiring 09/18/19	Credit Suisse International	SGD	1,684	1,235,000	1,226,594	—	(8,406)
Expiring 09/18/19	HSBC BANK USA, N.A.	SGD	1,266	935,000	921,854	—	(13,146)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	SGD	3,053	2,257,000	2,223,040	—	(33,960)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	SGD	803	585,000	584,981	—	(19)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	SGD	3,271	2,407,479	2,382,327	—	(25,152)
Expiring 09/18/19	UBS AG	SGD	3,714	2,746,000	2,704,481	—	(41,519)
Expiring 09/18/19	UBS AG	SGD	2,938	2,174,000	2,139,860	—	(34,140)
Expiring 09/18/19	UBS AG	SGD	2,541	1,875,000	1,850,658	—	(24,342)
Expiring 09/18/19	UBS AG	SGD	1,846	1,366,000	1,344,244	—	(21,756)
Expiring 09/18/19	UBS AG	SGD	1,775	1,306,000	1,292,625	—	(13,375)
Expiring 09/18/19	UBS AG	SGD	1,227	901,000	893,647	—	(7,353)
Expiring 09/18/19	UBS AG	SGD	1,035	756,000	753,876	—	(2,124)
Expiring 09/18/19	UBS AG	SGD	960	703,000	699,399	—	(3,601)
Expiring 09/18/19	UBS AG	SGD	856	628,000	623,194	—	(4,806)
South African Rand,
Expiring 08/29/19	Bank of America, N.A.	ZAR	11,749	806,000	816,160	10,160	—
Expiring 08/29/19	Bank of America, N.A.	ZAR	8,667	609,000	602,072	—	(6,928)
Expiring 08/29/19	Barclays Bank PLC	ZAR	10,310	718,000	716,190	—	(1,810)
Expiring 08/29/19	Barclays Bank PLC	ZAR	8,461	567,000	587,764	20,764	—
Expiring 08/29/19	BNP Paribas S.A.	ZAR	8,218	546,000	570,879	24,879	—
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	ZAR	16,145	1,095,000	1,121,554	26,554	—
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	ZAR	11,673	811,000	810,850	—	(150)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	ZAR	10,278	$ 707,000	$ 713,936	$ 6,936	$ —
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	ZAR	9,611	675,000	667,636	—	(7,364)
Expiring 09/18/19	Bank of America, N.A.	ZAR	13,501	908,000	935,624	27,624	—
Expiring 09/18/19	Barclays Bank PLC	ZAR	21,695	1,498,025	1,503,481	5,456	—
Expiring 09/18/19	Barclays Bank PLC	ZAR	8,701	578,000	603,016	25,016	—
Expiring 09/18/19	Barclays Bank PLC	ZAR	8,264	581,000	572,705	—	(8,295)
Expiring 09/18/19	Citibank, N.A.	ZAR	28,852	1,992,800	1,999,475	6,675	—
Expiring 09/18/19	Citibank, N.A.	ZAR	21,698	1,520,015	1,503,681	—	(16,334)
Expiring 09/18/19	Citibank, N.A.	ZAR	21,273	1,521,248	1,474,222	—	(47,026)
Expiring 09/18/19	Citibank, N.A.	ZAR	19,010	1,255,800	1,317,451	61,651	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	ZAR	7,612	534,000	527,516	—	(6,484)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	ZAR	55,486	3,951,407	3,845,304	—	(106,103)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	ZAR	14,930	1,036,000	1,034,703	—	(1,297)
Expiring 09/18/19	UBS AG	ZAR	16,709	1,107,000	1,157,939	50,939	—
Expiring 12/30/19	Barclays Bank PLC	ZAR	38,671	3,005,230	2,646,102	—	(359,128)
Expiring 12/30/19	BNP Paribas S.A.	ZAR	68,785	4,346,000	4,706,647	360,647	—
Expiring 03/31/20	Morgan Stanley & Co. International PLC	ZAR	33,179	2,285,935	2,244,076	—	(41,859)
Expiring 03/31/20	UBS AG	ZAR	29,283	2,052,800	1,980,569	—	(72,231)
Expiring 03/31/20	UBS AG	ZAR	27,854	1,806,000	1,883,897	77,897	—
Expiring 07/29/20	Goldman Sachs International	ZAR	77,690	5,229,000	5,175,100	—	(53,900)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 07/29/20	Morgan Stanley & Co. International PLC	ZAR	50,366	$ 3,417,759	$ 3,354,982	$ —	$ (62,777)
Expiring 08/31/20	BNP Paribas S.A.	ZAR	43,370	2,909,205	2,875,554	—	(33,651)
Expiring 09/30/20	Barclays Bank PLC	ZAR	54,937	3,653,238	3,627,117	—	(26,121)
Expiring 01/29/21	Barclays Bank PLC	ZAR	55,472	3,418,835	3,601,218	182,383	—
Expiring 01/29/21	Goldman Sachs International	ZAR	49,473	3,250,000	3,211,756	—	(38,244)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	ZAR	83,970	5,628,000	5,451,250	—	(176,750)
South Korean Won,
Expiring 08/29/19	Bank of America, N.A.	KRW	759,875	645,000	642,834	—	(2,166)
Expiring 08/29/19	Goldman Sachs International	KRW	1,022,432	876,000	864,951	—	(11,049)
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	KRW	971,111	833,000	821,535	—	(11,465)
Expiring 08/29/19	Morgan Stanley & Co. International PLC	KRW	1,152,868	977,000	975,296	—	(1,704)
Expiring 08/29/19	Morgan Stanley & Co. International PLC	KRW	1,019,006	857,000	862,053	5,053	—
Expiring 09/18/19	Barclays Bank PLC	KRW	679,019	582,000	574,802	—	(7,198)
Expiring 09/18/19	Citibank, N.A.	KRW	1,632,638	1,387,000	1,382,057	—	(4,943)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	KRW	919,280	782,000	778,187	—	(3,813)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	KRW	712,418	604,000	603,075	—	(925)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	2,037,508	$ 1,730,000	$ 1,724,786	$ —	$ (5,214)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	1,942,243	1,654,000	1,644,143	—	(9,857)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	1,762,271	1,526,000	1,491,793	—	(34,207)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	1,516,157	1,285,000	1,283,454	—	(1,546)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	1,402,729	1,193,000	1,187,435	—	(5,565)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	1,136,547	966,000	962,108	—	(3,892)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	1,114,685	947,000	943,601	—	(3,399)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	1,112,738	945,000	941,952	—	(3,048)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	806,061	695,000	682,345	—	(12,655)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	758,676	643,000	642,233	—	(767)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	700,307	$ 602,000	$ 592,822	$ —	$ (9,178)
Expiring 10/30/20	BNP Paribas S.A.	KRW	6,645,920	5,840,000	5,703,711	—	(136,289)
Swedish Krona,
Expiring 10/18/19	Bank of America, N.A.	SEK	37,224	3,990,833	3,875,478	—	(115,355)
Expiring 10/18/19	Morgan Stanley & Co. International PLC	SEK	12,351	1,321,000	1,285,829	—	(35,171)
Expiring 10/18/19	UBS AG	SEK	11,066	1,160,000	1,152,094	—	(7,906)
Swiss Franc,
Expiring 08/29/19	Bank of America, N.A.	CHF	1,054	1,066,000	1,062,781	—	(3,219)
Expiring 08/29/19	Bank of America, N.A.	CHF	931	943,000	938,412	—	(4,588)
Expiring 08/29/19	Bank of America, N.A.	CHF	850	848,000	856,629	8,629	—
Expiring 08/29/19	Bank of America, N.A.	CHF	812	829,000	818,582	—	(10,418)
Expiring 08/29/19	Citibank, N.A.	CHF	590	590,000	594,950	4,950	—
Expiring 08/29/19	Goldman Sachs International	CHF	846	854,000	852,918	—	(1,082)
Expiring 08/29/19	HSBC BANK USA, N.A.	CHF	689	684,000	695,094	11,094	—
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	CHF	1,755	1,739,000	1,769,257	30,257	—
Expiring 08/29/19	UBS AG	CHF	951	959,000	958,784	—	(216)
Expiring 10/18/19	Barclays Bank PLC	CHF	1,334	1,358,000	1,351,591	—	(6,409)
Expiring 10/30/20	Goldman Sachs International	CHF	8,063	8,721,000	8,436,094	—	(284,906)
Expiring 10/30/20	UBS AG	CHF	3,112	3,204,065	3,256,272	52,207	—
Thai Baht,
Expiring 08/09/19	Barclays Bank PLC	THB	31,414	1,020,000	1,021,620	1,620	—
Expiring 08/09/19	Citibank, N.A.	THB	206,974	6,512,212	6,731,102	218,890	—
Expiring 08/09/19	Citibank, N.A.	THB	62,161	1,949,000	2,021,567	72,567	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 08/09/19	Citibank, N.A.	THB	36,277	$ 1,181,000	$ 1,179,773	$ —	$ (1,227)
Expiring 08/09/19	Citibank, N.A.	THB	29,186	951,000	949,177	—	(1,823)
Expiring 08/09/19	Citibank, N.A.	THB	23,288	755,000	757,358	2,358	—
Expiring 08/09/19	Citibank, N.A.	THB	15,064	493,000	489,890	—	(3,110)
Expiring 08/09/19	JPMorgan Chase Bank, N.A.	THB	206,974	6,486,395	6,731,102	244,707	—
Expiring 08/09/19	JPMorgan Chase Bank, N.A.	THB	75,547	2,356,000	2,456,912	100,912	—
Expiring 08/09/19	JPMorgan Chase Bank, N.A.	THB	20,855	668,000	678,233	10,233	—
Expiring 08/09/19	JPMorgan Chase Bank, N.A.	THB	16,818	539,000	546,941	7,941	—
Expiring 08/09/19	Morgan Stanley & Co. International PLC	THB	21,266	694,000	691,586	—	(2,414)
Turkish Lira,
Expiring 08/29/19	Barclays Bank PLC	TRY	4,431	743,000	784,213	41,213	—
Expiring 08/29/19	Citibank, N.A.	TRY	9,435	1,487,771	1,669,853	182,082	—
Expiring 08/29/19	HSBC BANK USA, N.A.	TRY	4,993	784,000	883,687	99,687	—
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	TRY	6,864	1,070,000	1,214,827	144,827	—
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	TRY	6,347	989,000	1,123,288	134,288	—
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	TRY	4,128	664,000	730,668	66,668	—
Expiring 08/29/19	UBS AG	TRY	4,411	725,000	780,724	55,724	—
Expiring 09/18/19	Barclays Bank PLC	TRY	7,543	1,215,000	1,325,617	110,617	—
Expiring 09/18/19	Barclays Bank PLC	TRY	5,806	996,000	1,020,393	24,393	—
Expiring 09/18/19	Barclays Bank PLC	TRY	4,408	754,000	774,666	20,666	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 09/18/19	Barclays Bank PLC	TRY	3,303	$ 568,000	$ 580,474	$ 12,474	$ —
Expiring 09/18/19	Barclays Bank PLC	TRY	3,117	550,000	547,744	—	(2,256)
Expiring 09/18/19	Citibank, N.A.	TRY	10,432	1,751,000	1,833,364	82,364	—
Expiring 09/18/19	Citibank, N.A.	TRY	4,211	696,000	740,004	44,004	—
Expiring 09/18/19	HSBC BANK USA, N.A.	TRY	8,907	1,519,772	1,565,356	45,584	—
Expiring 09/18/19	HSBC BANK USA, N.A.	TRY	8,124	1,249,000	1,427,633	178,633	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TRY	7,152	1,216,998	1,256,920	39,922	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TRY	5,270	898,000	926,069	28,069	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	8,302	1,355,828	1,458,966	103,138	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	7,115	1,216,073	1,250,323	34,250	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	6,519	1,067,000	1,145,692	78,692	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	5,686	860,000	999,264	139,264	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	5,634	920,000	990,081	70,081	—
Expiring 09/30/19	Morgan Stanley & Co. International PLC	TRY	3,186	494,000	557,644	63,644	—
Expiring 11/27/19	HSBC BANK USA, N.A.	TRY	4,876	811,000	836,390	25,390	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 11/27/19	HSBC BANK USA, N.A.	TRY	4,381	$ 754,000	$ 751,392	$ —	$ (2,608)
Expiring 12/24/19	Goldman Sachs International	TRY	55,080	9,962,000	9,361,184	—	(600,816)
Expiring 01/31/20	Barclays Bank PLC	TRY	5,956	907,238	999,550	92,312	—
Expiring 04/30/20	Barclays Bank PLC	TRY	10,830	1,577,221	1,765,567	188,346	—
Expiring 04/30/20	Citibank, N.A.	TRY	4,397	748,000	716,749	—	(31,251)
Expiring 04/30/20	Deutsche Bank AG	TRY	3,185	318,000	519,200	201,200	—
Expiring 04/30/20	Morgan Stanley & Co. International PLC	TRY	77,540	12,091,000	12,640,949	549,949	—
Expiring 06/30/20	Bank of America, N.A.	TRY	6,776	1,017,000	1,082,849	65,849	—
Expiring 06/30/20	Deutsche Bank AG	TRY	157,506	15,218,000	25,171,769	9,953,769	—
Expiring 07/29/20	Barclays Bank PLC	TRY	31,312	4,361,582	4,957,927	596,345	—
Expiring 10/30/20	Barclays Bank PLC	TRY	10,491	1,507,884	1,609,065	101,181	—
Expiring 02/26/21	Barclays Bank PLC	TRY	24,379	3,089,444	3,594,808	505,364	—
Expiring 02/26/21	Barclays Bank PLC	TRY	7,006	969,000	1,033,060	64,060	—
Expiring 02/26/21	Barclays Bank PLC	TRY	3,946	541,409	581,847	40,438	—
Expiring 02/26/21	Morgan Stanley & Co. International PLC	TRY	107,674	12,965,000	15,877,258	2,912,258	—
Expiring 05/28/21	BNP Paribas S.A.	TRY	6,981	897,000	999,876	102,876	—
				$969,112,192	$989,699,706	32,492,028	(11,904,514)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 08/29/19	Morgan Stanley & Co. International PLC	AUD	18,651	$ 13,009,205	$ 12,768,759	$ 240,446	$ —
Expiring 08/29/19	Morgan Stanley & Co. International PLC	AUD	15,457	11,139,087	10,581,990	557,097	—
Expiring 08/29/19	Morgan Stanley & Co. International PLC	AUD	5,471	3,765,000	3,745,790	19,210	—
Expiring 10/22/19	Bank of America, N.A.	AUD	1,108	778,000	759,778	18,222	—
Expiring 10/22/19	Barclays Bank PLC	AUD	7,792	5,495,236	5,343,285	151,951	—
Expiring 01/31/20	Morgan Stanley & Co. International PLC	AUD	13,184	9,526,099	9,066,373	459,726	—
Brazilian Real,
Expiring 08/02/19	Goldman Sachs & Co.	BRL	44,919	11,693,930	11,768,554	—	(74,624)
Expiring 08/02/19	Goldman Sachs & Co.	BRL	44,919	11,693,930	11,768,554	—	(74,624)
Expiring 08/29/19	Bank of America, N.A.	BRL	8,053	1,987,000	2,106,079	—	(119,079)
Expiring 08/29/19	Bank of America, N.A.	BRL	5,758	1,527,000	1,505,699	21,301	—
Expiring 08/29/19	Bank of America, N.A.	BRL	3,762	983,000	983,863	—	(863)
Expiring 08/29/19	Bank of America, N.A.	BRL	3,178	830,000	831,228	—	(1,228)
Expiring 08/29/19	Bank of America, N.A.	BRL	2,971	770,000	776,979	—	(6,979)
Expiring 08/29/19	Barclays Bank PLC	BRL	6,900	1,786,000	1,804,430	—	(18,430)
Expiring 08/29/19	Barclays Bank PLC	BRL	4,405	1,147,000	1,152,087	—	(5,087)
Expiring 08/29/19	BNP Paribas S.A.	BRL	5,998	1,519,000	1,568,480	—	(49,480)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 08/29/19	BNP Paribas S.A.	BRL	2,656	$ 669,000	$ 694,510	$ —	$ (25,510)
Expiring 08/29/19	BNP Paribas S.A.	BRL	2,013	512,000	526,355	—	(14,355)
Expiring 08/29/19	Citibank, N.A.	BRL	8,799	2,218,000	2,301,038	—	(83,038)
Expiring 08/29/19	Citibank, N.A.	BRL	4,654	1,213,000	1,217,015	—	(4,015)
Expiring 08/29/19	Citibank, N.A.	BRL	4,039	1,063,000	1,056,233	6,767	—
Expiring 08/29/19	Citibank, N.A.	BRL	4,000	1,006,000	1,046,162	—	(40,162)
Expiring 08/29/19	Citibank, N.A.	BRL	3,717	981,000	972,061	8,939	—
Expiring 08/29/19	Goldman Sachs International	BRL	5,327	1,372,000	1,392,975	—	(20,975)
Expiring 08/29/19	Goldman Sachs International	BRL	4,358	1,128,000	1,139,699	—	(11,699)
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	BRL	6,122	1,577,000	1,600,944	—	(23,944)
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	BRL	4,713	1,223,000	1,232,486	—	(9,486)
Expiring 08/29/19	Morgan Stanley & Co. International PLC	BRL	3,459	859,000	904,638	—	(45,638)
Expiring 08/29/19	Morgan Stanley & Co. International PLC	BRL	3,441	883,000	899,778	—	(16,778)
Expiring 08/29/19	Morgan Stanley & Co. International PLC	BRL	2,134	526,000	558,114	—	(32,114)
Expiring 08/29/19	The Toronto-Dominion Bank	BRL	3,082	790,000	806,065	—	(16,065)
Expiring 08/29/19	UBS AG	BRL	7,805	2,059,000	2,041,208	17,792	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 08/29/19	UBS AG	BRL	3,510	$ 931,000	$ 917,952	$ 13,048	$ —
Expiring 09/30/19	JPMorgan Chase Bank, N.A.	BRL	12,412	3,549,000	3,236,657	312,343	—
Expiring 10/02/19	Morgan Stanley & Co. International PLC	BRL	35,746	9,444,829	9,319,857	124,972	—
Expiring 12/24/19	BNP Paribas S.A.	BRL	3,641	900,000	943,851	—	(43,851)
Expiring 12/24/19	Citibank, N.A.	BRL	6,946	1,675,000	1,800,595	—	(125,595)
Expiring 12/24/19	JPMorgan Chase Bank, N.A.	BRL	11,825	3,331,000	3,065,281	265,719	—
Expiring 12/24/19	UBS AG	BRL	2,906	725,000	753,239	—	(28,239)
Expiring 03/31/20	JPMorgan Chase Bank, N.A.	BRL	38,335	10,714,000	9,870,493	843,507	—
Expiring 03/31/20	JPMorgan Chase Bank, N.A.	BRL	13,430	3,231,950	3,458,078	—	(226,128)
Expiring 06/30/20	Deutsche Bank AG	BRL	80,093	19,440,000	20,469,852	—	(1,029,852)
Expiring 07/29/20	Deutsche Bank AG	BRL	27,045	6,116,000	6,894,831	—	(778,831)
Expiring 08/31/20	Deutsche Bank AG	BRL	26,630	5,810,000	6,767,629	—	(957,629)
Expiring 12/23/20	Morgan Stanley & Co. International PLC	BRL	42,608	10,702,000	10,711,219	—	(9,219)
Expiring 01/29/21	Citibank, N.A.	BRL	33,812	8,259,000	8,470,219	—	(211,219)
Expiring 03/31/21	Citibank, N.A.	BRL	80,490	18,979,000	20,048,350	—	(1,069,350)
Expiring 03/31/21	Morgan Stanley & Co. International PLC	BRL	15,067	3,716,626	3,752,923	—	(36,297)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound,
Expiring 08/01/19	Morgan Stanley & Co. International PLC	GBP	2,188	$ 2,662,358	$ 2,660,951	$ 1,407	$ —
Expiring 08/29/19	Bank of America, N.A.	GBP	1,466	1,835,000	1,785,951	49,049	—
Expiring 08/29/19	Bank of America, N.A.	GBP	812	997,500	989,327	8,173	—
Expiring 08/29/19	Citibank, N.A.	GBP	434	528,000	528,456	—	(456)
Expiring 08/29/19	Goldman Sachs International	GBP	888	1,101,000	1,081,020	19,980	—
Expiring 08/29/19	HSBC BANK USA, N.A.	GBP	1,695	2,075,000	2,064,813	10,187	—
Expiring 08/29/19	HSBC BANK USA, N.A.	GBP	1,628	1,982,405	1,982,700	—	(295)
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	GBP	673	858,000	819,183	38,817	—
Expiring 10/18/19	Barclays Bank PLC	GBP	777	969,000	948,711	20,289	—
Expiring 10/18/19	Barclays Bank PLC	GBP	661	825,000	806,962	18,038	—
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	GBP	35,231	43,889,921	43,008,354	881,567	—
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	GBP	1,601	1,954,000	1,954,340	—	(340)
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	GBP	933	1,169,000	1,138,703	30,297	—
Expiring 10/18/19	Morgan Stanley & Co. International PLC	GBP	1,633	2,007,000	1,993,796	13,204	—
Expiring 10/24/19	Morgan Stanley & Co. International PLC	GBP	10,226	12,837,005	12,486,902	350,103	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar,
Expiring 10/22/19	Barclays Bank PLC	CAD	4,057	$ 3,113,634	$ 3,078,155	$ 35,479	$ —
Expiring 10/22/19	BNP Paribas S.A.	CAD	931	710,000	706,387	3,613	—
Chilean Peso,
Expiring 09/23/19	BNP Paribas S.A.	CLP	822,460	1,209,721	1,168,599	41,122	—
Expiring 09/23/19	BNP Paribas S.A.	CLP	813,464	1,173,000	1,155,817	17,183	—
Expiring 09/23/19	BNP Paribas S.A.	CLP	548,925	787,000	779,944	7,056	—
Expiring 09/23/19	BNP Paribas S.A.	CLP	352,568	507,000	500,949	6,051	—
Expiring 09/23/19	Citibank, N.A.	CLP	8,765,129	12,616,961	12,454,005	162,956	—
Expiring 09/23/19	Citibank, N.A.	CLP	1,234,716	1,817,675	1,754,356	63,319	—
Expiring 09/23/19	Citibank, N.A.	CLP	1,053,101	1,505,627	1,496,308	9,319	—
Expiring 09/23/19	Citibank, N.A.	CLP	828,415	1,213,440	1,177,061	36,379	—
Expiring 09/23/19	HSBC BANK USA, N.A.	CLP	593,948	877,000	843,916	33,084	—
Expiring 09/23/19	JPMorgan Chase Bank, N.A.	CLP	1,044,274	1,507,569	1,483,766	23,803	—
Expiring 09/23/19	JPMorgan Chase Bank, N.A.	CLP	489,119	722,000	694,969	27,031	—
Expiring 09/23/19	Morgan Stanley & Co. International PLC	CLP	830,383	1,216,073	1,179,857	36,216	—
Expiring 09/23/19	Morgan Stanley & Co. International PLC	CLP	506,864	727,000	720,182	6,818	—
Chinese Renminbi,
Expiring 10/25/19	HSBC BANK USA, N.A.	CNH	57,726	8,389,404	8,350,691	38,713	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 02/28/20	Morgan Stanley & Co. International PLC	CNH	71,811	$ 10,656,000	$ 10,369,427	$ 286,573	$ —
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	43,724	6,276,147	6,237,764	38,383	—
Colombian Peso,
Expiring 09/18/19	Barclays Bank PLC	COP	2,087,541	652,000	634,314	17,686	—
Expiring 09/18/19	Citibank, N.A.	COP	22,830,390	6,885,791	6,937,178	—	(51,387)
Expiring 09/18/19	Citibank, N.A.	COP	2,176,171	658,000	661,245	—	(3,245)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	COP	22,830,390	6,910,970	6,937,177	—	(26,207)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	COP	2,797,620	840,000	850,077	—	(10,077)
Czech Koruna,
Expiring 10/18/19	Barclays Bank PLC	CZK	27,566	1,205,000	1,188,637	16,363	—
Expiring 10/18/19	Barclays Bank PLC	CZK	26,297	1,150,000	1,133,937	16,063	—
Euro,
Expiring 08/29/19	Barclays Bank PLC	EUR	588	669,000	651,988	17,012	—
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	EUR	1,873	2,121,712	2,077,795	43,917	—
Expiring 10/18/19	Barclays Bank PLC	EUR	153,283	173,060,689	170,780,556	2,280,133	—
Expiring 10/18/19	Barclays Bank PLC	EUR	2,758	3,098,475	3,072,428	26,047	—
Expiring 10/18/19	Barclays Bank PLC	EUR	1,787	2,004,000	1,990,466	13,534	—
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	EUR	1,298	1,457,000	1,446,177	10,823	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/18/19	Morgan Stanley & Co. International PLC	EUR	7,727	$ 8,662,900	$ 8,608,861	$ 54,039	$ —
Expiring 10/18/19	Morgan Stanley & Co. International PLC	EUR	599	671,000	667,378	3,622	—
Expiring 10/18/19	UBS AG	EUR	153,283	173,223,935	170,780,556	2,443,379	—
Expiring 10/18/19	UBS AG	EUR	4,188	4,709,000	4,666,333	42,667	—
Expiring 10/18/19	UBS AG	EUR	1,289	1,443,000	1,435,792	7,208	—
Expiring 12/30/19	Deutsche Bank AG	EUR	1,231	1,587,473	1,379,814	207,659	—
Expiring 02/28/20	Bank of America, N.A.	EUR	11,032	13,441,389	12,424,353	1,017,036	—
Expiring 07/29/20	The Toronto-Dominion Bank	EUR	2,476	2,949,148	2,819,341	129,807	—
Expiring 07/29/20	UBS AG	EUR	1,857	2,262,267	2,113,717	148,550	—
Hungarian Forint,
Expiring 10/18/19	Barclays Bank PLC	HUF	390,562	1,351,982	1,332,004	19,978	—
Expiring 10/18/19	Morgan Stanley & Co. International PLC	HUF	153,121	524,000	522,215	1,785	—
Indian Rupee,
Expiring 08/29/19	BNP Paribas S.A.	INR	861,995	11,620,000	12,494,414	—	(874,414)
Expiring 08/29/19	Morgan Stanley & Co. International PLC	INR	64,733	926,208	938,285	—	(12,077)
Expiring 09/18/19	Barclays Bank PLC	INR	55,494	802,000	802,673	—	(673)
Expiring 09/18/19	Barclays Bank PLC	INR	42,865	622,000	620,003	1,997	—
Expiring 09/18/19	BNP Paribas S.A.	INR	61,794	891,000	893,797	—	(2,797)
Expiring 09/18/19	Citibank, N.A.	INR	104,187	1,510,000	1,506,964	3,036	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 09/18/19	HSBC BANK USA, N.A.	INR	75,231	$ 1,087,000	$ 1,088,148	$ —	$ (1,148)
Expiring 09/18/19	HSBC BANK USA, N.A.	INR	58,999	855,000	853,368	1,632	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	73,432	1,062,000	1,062,123	—	(123)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	60,161	857,000	870,177	—	(13,177)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	45,723	648,000	661,337	—	(13,337)
Expiring 10/30/20	HSBC BANK USA, N.A.	INR	439,464	5,742,000	6,051,693	—	(309,693)
Expiring 12/23/20	BNP Paribas S.A.	INR	250,803	3,250,000	3,430,555	—	(180,555)
Expiring 02/26/21	Goldman Sachs International	INR	66,877	870,000	907,441	—	(37,441)
Indonesian Rupiah,
Expiring 09/18/19	Barclays Bank PLC	IDR	24,870,780	1,749,000	1,764,849	—	(15,849)
Expiring 09/18/19	Barclays Bank PLC	IDR	20,046,047	1,421,000	1,422,482	—	(1,482)
Expiring 09/18/19	Barclays Bank PLC	IDR	18,069,684	1,268,048	1,282,238	—	(14,190)
Expiring 09/18/19	Barclays Bank PLC	IDR	13,368,657	939,132	948,650	—	(9,518)
Expiring 09/18/19	Barclays Bank PLC	IDR	10,169,370	722,000	721,626	374	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	57,093,160	3,985,700	4,051,373	—	(65,673)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	32,796,183	2,251,650	2,327,241	—	(75,591)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	32,467,190	$ 2,245,000	$ 2,303,896	$ —	$ (58,896)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	30,320,245	2,093,000	2,151,547	—	(58,547)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	25,235,760	1,738,000	1,790,748	—	(52,748)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	24,588,933	1,723,000	1,744,849	—	(21,849)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	23,028,984	1,584,000	1,634,154	—	(50,154)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	22,420,671	1,547,000	1,590,987	—	(43,987)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	21,153,922	1,464,000	1,501,098	—	(37,098)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	20,554,735	1,438,984	1,458,579	—	(19,595)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	17,631,284	1,233,000	1,251,129	—	(18,129)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	IDR	21,330,480	1,488,000	1,513,627	—	(25,627)
Israeli Shekel,
Expiring 08/26/19	JPMorgan Chase Bank, N.A.	ILS	22,621	6,401,751	6,452,114	—	(50,363)
Expiring 08/29/19	Bank of America, N.A.	ILS	2,935	841,000	837,179	3,821	—
Expiring 08/29/19	Goldman Sachs International	ILS	3,255	919,000	928,732	—	(9,732)
Expiring 08/29/19	UBS AG	ILS	2,099	597,000	598,947	—	(1,947)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen,
Expiring 08/29/19	Bank of America, N.A.	JPY	186,041	$ 1,725,000	$ 1,713,790	$ 11,210	$ —
Expiring 08/29/19	Bank of America, N.A.	JPY	182,617	1,696,000	1,682,253	13,747	—
Expiring 08/29/19	Bank of America, N.A.	JPY	152,801	1,410,000	1,407,591	2,409	—
Expiring 08/29/19	Bank of America, N.A.	JPY	136,461	1,269,000	1,257,071	11,929	—
Expiring 08/29/19	Bank of America, N.A.	JPY	119,079	1,085,000	1,096,949	—	(11,949)
Expiring 08/29/19	Bank of America, N.A.	JPY	74,220	688,000	683,706	4,294	—
Expiring 08/29/19	Bank of America, N.A.	JPY	72,345	675,000	666,435	8,565	—
Expiring 08/29/19	Bank of America, N.A.	JPY	49,366	460,000	454,752	5,248	—
Expiring 08/29/19	Barclays Bank PLC	JPY	438,423	4,067,000	4,038,712	28,288	—
Expiring 08/29/19	Barclays Bank PLC	JPY	89,053	820,000	820,347	—	(347)
Expiring 08/29/19	Citibank, N.A.	JPY	139,394	1,290,000	1,284,086	5,914	—
Expiring 08/29/19	Citibank, N.A.	JPY	75,467	696,000	695,199	801	—
Expiring 08/29/19	Goldman Sachs International	JPY	126,316	1,165,000	1,163,615	1,385	—
Expiring 08/29/19	HSBC BANK USA, N.A.	JPY	113,375	1,053,000	1,044,404	8,596	—
Expiring 08/29/19	HSBC BANK USA, N.A.	JPY	16,932	157,000	155,974	1,026	—
Expiring 08/29/19	The Toronto-Dominion Bank	JPY	151,542	1,402,000	1,395,996	6,004	—
Expiring 08/29/19	UBS AG	JPY	91,769	851,000	845,368	5,632	—
Expiring 08/29/19	UBS AG	JPY	32,168	298,000	296,324	1,676	—
Expiring 02/28/20	Citibank, N.A.	JPY	880,638	8,296,087	8,228,266	67,821	—
Expiring 11/30/20	JPMorgan Chase Bank, N.A.	JPY	819,678	7,848,316	7,799,139	49,177	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 12/30/20	Bank of America, N.A.	JPY	485,216	$ 4,679,936	$ 4,625,747	$ 54,189	$ —
Expiring 01/29/21	Citibank, N.A.	JPY	934,242	9,144,000	8,923,843	220,157	—
Expiring 01/29/21	Deutsche Bank AG	JPY	1,027,823	9,781,808	9,817,725	—	(35,917)
Mexican Peso,
Expiring 08/29/19	Bank of America, N.A.	MXN	14,345	717,000	744,814	—	(27,814)
Expiring 08/29/19	BNP Paribas S.A.	MXN	100,179	5,049,000	5,201,574	—	(152,574)
Expiring 08/29/19	Citibank, N.A.	MXN	9,487	476,000	492,569	—	(16,569)
Expiring 08/29/19	Deutsche Bank AG	MXN	15,063	774,000	782,110	—	(8,110)
Expiring 08/29/19	Morgan Stanley & Co. International PLC	MXN	15,654	785,000	812,780	—	(27,780)
Expiring 09/18/19	Barclays Bank PLC	MXN	13,178	685,000	682,060	2,940	—
Expiring 09/18/19	Citibank, N.A.	MXN	10,826	560,000	560,329	—	(329)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	MXN	9,958	517,000	515,386	1,614	—
Expiring 09/18/19	UBS AG	MXN	15,255	793,000	789,569	3,431	—
Expiring 09/18/19	UBS AG	MXN	14,531	757,000	752,113	4,887	—
Expiring 09/18/19	UBS AG	MXN	10,676	558,000	552,556	5,444	—
Expiring 09/18/19	UBS AG	MXN	10,163	526,000	525,998	2	—
Expiring 11/27/19	Morgan Stanley & Co. International PLC	MXN	146,073	7,445,000	7,474,173	—	(29,173)
Expiring 12/24/19	Citibank, N.A.	MXN	32,954	1,606,000	1,679,099	—	(73,099)
Expiring 12/24/19	Citibank, N.A.	MXN	3,596	169,000	183,241	—	(14,241)
Expiring 04/30/20	Citibank, N.A.	MXN	298,979	14,344,000	14,931,227	—	(587,227)
Expiring 04/30/20	UBS AG	MXN	27,628	1,218,000	1,379,766	—	(161,766)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 10/30/20	Deutsche Bank AG	MXN	447,899	$ 19,592,000	$ 21,803,593	$ —	$ (2,211,593)
Expiring 01/29/21	Citibank, N.A.	MXN	121,902	5,800,000	5,861,046	—	(61,046)
New Taiwanese Dollar,
Expiring 09/18/19	Barclays Bank PLC	TWD	126,216	4,092,000	4,070,030	21,970	—
Expiring 09/18/19	Barclays Bank PLC	TWD	109,138	3,529,000	3,519,316	9,684	—
Expiring 09/18/19	Barclays Bank PLC	TWD	73,652	2,357,000	2,375,006	—	(18,006)
Expiring 09/18/19	Barclays Bank PLC	TWD	29,193	942,000	941,359	641	—
Expiring 09/18/19	Citibank, N.A.	TWD	18,783	606,000	605,685	315	—
Expiring 09/18/19	Credit Suisse International	TWD	87,496	2,824,000	2,821,441	2,559	—
Expiring 09/18/19	HSBC BANK USA, N.A.	TWD	121,526	3,924,000	3,918,799	5,201	—
Expiring 09/18/19	HSBC BANK USA, N.A.	TWD	70,469	2,279,000	2,272,379	6,621	—
Expiring 09/18/19	HSBC BANK USA, N.A.	TWD	21,375	684,000	689,269	—	(5,269)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	117,232	3,793,000	3,780,329	12,671	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	103,881	3,351,000	3,349,801	1,199	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	101,123	3,200,000	3,260,871	—	(60,871)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	77,930	2,514,000	2,512,970	1,030	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	72,851	2,322,000	2,349,195	—	(27,195)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	46,858	1,515,939	1,510,997	4,942	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	45,318	$ 1,464,000	$ 1,461,352	$ 2,648	$ —
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	27,631	878,881	891,008	—	(12,127)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TWD	106,890	3,461,000	3,446,815	14,185	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TWD	88,273	2,862,000	2,846,505	15,495	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TWD	64,626	2,087,000	2,083,965	3,035	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TWD	47,458	1,515,000	1,530,360	—	(15,360)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TWD	42,703	1,387,000	1,377,022	9,978	—
New Zealand Dollar,
Expiring 10/22/19	Barclays Bank PLC	NZD	1,226	813,000	806,540	6,460	—
Expiring 10/22/19	Citibank, N.A.	NZD	4,905	3,328,768	3,225,663	103,105	—
Expiring 10/22/19	JPMorgan Chase Bank, N.A.	NZD	1,354	899,977	890,558	9,419	—
Expiring 10/22/19	Morgan Stanley & Co. International PLC	NZD	2,247	1,509,802	1,477,679	32,123	—
Norwegian Krone,
Expiring 10/18/19	HSBC BANK USA, N.A.	NOK	11,734	1,353,000	1,327,484	25,516	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol,
Expiring 09/18/19	BNP Paribas S.A.	PEN	5,467	$ 1,659,000	$ 1,651,178	$ 7,822	$ —
Expiring 09/18/19	BNP Paribas S.A.	PEN	4,128	1,233,000	1,246,693	—	(13,693)
Expiring 09/18/19	BNP Paribas S.A.	PEN	3,710	1,106,000	1,120,537	—	(14,537)
Expiring 09/18/19	BNP Paribas S.A.	PEN	3,160	943,000	954,512	—	(11,512)
Expiring 09/18/19	BNP Paribas S.A.	PEN	2,571	767,000	776,502	—	(9,502)
Expiring 09/18/19	BNP Paribas S.A.	PEN	2,032	604,000	613,763	—	(9,763)
Expiring 09/18/19	BNP Paribas S.A.	PEN	1,684	511,000	508,747	2,253	—
Expiring 09/18/19	HSBC BANK USA, N.A.	PEN	3,477	1,039,000	1,050,146	—	(11,146)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PEN	2,870	869,000	866,669	2,331	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PEN	1,998	606,000	603,588	2,412	—
Philippine Peso,
Expiring 09/18/19	Barclays Bank PLC	PHP	87,470	1,676,000	1,715,864	—	(39,864)
Expiring 09/18/19	Barclays Bank PLC	PHP	61,987	1,185,000	1,215,975	—	(30,975)
Expiring 09/18/19	Barclays Bank PLC	PHP	61,860	1,181,000	1,213,469	—	(32,469)
Expiring 09/18/19	Barclays Bank PLC	PHP	30,176	575,000	591,947	—	(16,947)
Expiring 09/18/19	Citibank, N.A.	PHP	24,646	480,000	483,460	—	(3,460)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PHP	84,881	1,641,000	1,665,063	—	(24,063)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PHP	69,979	1,355,000	1,372,742	—	(17,742)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PHP	47,199	914,000	925,878	—	(11,878)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty,
Expiring 10/18/19	UBS AG	PLN	2,119	$ 550,000	$ 547,745	$ 2,255	$ —
Russian Ruble,
Expiring 08/29/19	Barclays Bank PLC	RUB	75,911	1,141,000	1,187,720	—	(46,720)
Expiring 08/29/19	Citibank, N.A.	RUB	75,867	1,140,000	1,187,036	—	(47,036)
Expiring 08/29/19	Citibank, N.A.	RUB	60,612	927,000	948,350	—	(21,350)
Expiring 08/29/19	Goldman Sachs International	RUB	1,417,134	21,601,000	22,172,860	—	(571,860)
Expiring 08/29/19	HSBC BANK USA, N.A.	RUB	97,919	1,487,000	1,532,067	—	(45,067)
Expiring 08/29/19	Morgan Stanley & Co. International PLC	RUB	102,937	1,566,000	1,610,582	—	(44,582)
Expiring 12/24/19	Barclays Bank PLC	RUB	114,712	1,758,315	1,767,566	—	(9,251)
Expiring 12/24/19	Goldman Sachs International	RUB	207,704	3,385,000	3,200,435	184,565	—
Expiring 12/24/19	JPMorgan Chase Bank, N.A.	RUB	59,887	804,126	922,783	—	(118,657)
Expiring 03/31/20	Citibank, N.A.	RUB	305,303	4,444,000	4,645,304	—	(201,304)
Expiring 03/31/20	JPMorgan Chase Bank, N.A.	RUB	311,865	4,119,743	4,745,144	—	(625,401)
Expiring 12/23/20	BNP Paribas S.A.	RUB	1,267,728	17,197,000	18,686,256	—	(1,489,256)
Saudi Arabian Riyal,
Expiring 11/12/19	Morgan Stanley & Co. International PLC	SAR	113,400	30,000,000	30,234,864	—	(234,864)
Singapore Dollar,
Expiring 09/18/19	Bank of America, N.A.	SGD	2,322	1,690,000	1,690,757	—	(757)
Expiring 09/18/19	Bank of America, N.A.	SGD	1,080	783,000	786,145	—	(3,145)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 09/18/19	Barclays Bank PLC	SGD	759	$ 555,000	$ 552,378	$ 2,622	$ —
Expiring 09/18/19	BNP Paribas S.A.	SGD	2,104	1,548,000	1,532,451	15,549	—
Expiring 09/18/19	Citibank, N.A.	SGD	1,681	1,230,285	1,224,339	5,946	—
Expiring 09/18/19	Citibank, N.A.	SGD	1,496	1,099,000	1,089,747	9,253	—
Expiring 09/18/19	Citibank, N.A.	SGD	1,241	903,000	903,831	—	(831)
Expiring 09/18/19	HSBC BANK USA, N.A.	SGD	1,120	820,000	815,998	4,002	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	SGD	8,421	6,179,818	6,132,716	47,102	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	SGD	2,796	2,060,000	2,036,273	23,727	—
Expiring 09/18/19	UBS AG	SGD	1,884	1,379,000	1,372,017	6,983	—
Expiring 09/18/19	UBS AG	SGD	1,276	938,000	929,110	8,890	—
Expiring 09/18/19	UBS AG	SGD	756	558,000	550,697	7,303	—
South African Rand,
Expiring 08/29/19	Bank of America, N.A.	ZAR	10,287	713,000	714,611	—	(1,611)
Expiring 08/29/19	Barclays Bank PLC	ZAR	51,731	3,420,550	3,593,517	—	(172,967)
Expiring 08/29/19	Citibank, N.A.	ZAR	13,320	911,000	925,312	—	(14,312)
Expiring 09/18/19	Barclays Bank PLC	ZAR	119,094	7,919,608	8,253,434	—	(333,826)
Expiring 09/18/19	Barclays Bank PLC	ZAR	39,859	2,764,048	2,762,273	1,775	—
Expiring 12/30/19	Goldman Sachs International	ZAR	36,889	2,328,000	2,524,140	—	(196,140)
Expiring 12/30/19	JPMorgan Chase Bank, N.A.	ZAR	15,685	1,039,428	1,073,251	—	(33,823)
Expiring 03/31/20	Barclays Bank PLC	ZAR	25,650	1,706,000	1,734,819	—	(28,819)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 03/31/20	Goldman Sachs International	ZAR	25,843	$ 1,633,000	$ 1,747,897	$ —	$ (114,897)
Expiring 03/31/20	JPMorgan Chase Bank, N.A.	ZAR	57,893	3,787,558	3,915,582	—	(128,024)
Expiring 07/29/20	BNP Paribas S.A.	ZAR	134,737	8,256,000	8,975,147	—	(719,147)
Expiring 09/30/20	Goldman Sachs International	ZAR	26,420	1,651,000	1,744,329	—	(93,329)
Expiring 09/30/20	Morgan Stanley & Co. International PLC	ZAR	89,765	6,105,000	5,926,523	178,477	—
Expiring 01/29/21	Morgan Stanley & Co. International PLC	ZAR	79,569	5,129,000	5,165,540	—	(36,540)
South Korean Won,
Expiring 08/29/19	BNP Paribas S.A.	KRW	956,390	812,000	809,081	2,919	—
Expiring 08/29/19	JPMorgan Chase Bank, N.A.	KRW	1,484,623	1,283,000	1,255,953	27,047	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	1,286,156	1,097,000	1,088,754	8,246	—
Expiring 12/24/19	Goldman Sachs International	KRW	130,134	123,000	110,568	12,432	—
Expiring 10/30/20	Deutsche Bank AG	KRW	8,680,971	7,503,000	7,450,248	52,752	—
Swedish Krona,
Expiring 10/18/19	BNP Paribas S.A.	SEK	11,729	1,242,000	1,221,135	20,865	—
Expiring 10/18/19	HSBC BANK USA, N.A.	SEK	8,667	921,000	902,332	18,668	—
Swiss Franc,
Expiring 08/29/19	Bank of America, N.A.	CHF	1,806	1,850,000	1,820,909	29,091	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 08/29/19	Bank of America, N.A.	CHF	785	$ 792,000	$ 791,523	$ 477	$ —
Expiring 08/29/19	Bank of America, N.A.	CHF	726	731,000	731,613	—	(613)
Expiring 08/29/19	Bank of America, N.A.	CHF	663	665,000	667,962	—	(2,962)
Expiring 08/29/19	Barclays Bank PLC	CHF	936	933,000	943,975	—	(10,975)
Expiring 08/29/19	BNP Paribas S.A.	CHF	1,168	1,189,000	1,177,317	11,683	—
Expiring 08/29/19	Citibank, N.A.	CHF	1,247	1,290,000	1,256,887	33,113	—
Expiring 08/29/19	Goldman Sachs International	CHF	777	789,000	783,575	5,425	—
Expiring 08/29/19	HSBC BANK USA, N.A.	CHF	1,010	1,009,000	1,018,214	—	(9,214)
Expiring 08/29/19	Morgan Stanley & Co. International PLC	CHF	747	761,000	752,611	8,389	—
Expiring 08/29/19	Morgan Stanley & Co. International PLC	CHF	729	729,000	735,009	—	(6,009)
Expiring 10/18/19	Bank of America, N.A.	CHF	18,886	19,291,722	19,131,597	160,125	—
Expiring 10/18/19	Bank of America, N.A.	CHF	1,338	1,369,000	1,355,569	13,431	—
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	CHF	1,511	1,543,000	1,530,893	12,107	—
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	CHF	755	775,000	765,219	9,781	—
Expiring 10/18/19	Morgan Stanley & Co. International PLC	CHF	2,116	2,152,000	2,143,556	8,444	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 10/18/19	Morgan Stanley & Co. International PLC	CHF	972	$ 999,000	$ 984,631	$ 14,369	$ —
Expiring 10/18/19	UBS AG	CHF	706	716,000	715,277	723	—
Thai Baht,
Expiring 08/09/19	Barclays Bank PLC	THB	25,098	803,000	816,215	—	(13,215)
Expiring 08/09/19	Barclays Bank PLC	THB	23,922	766,000	777,983	—	(11,983)
Expiring 08/09/19	Citibank, N.A.	THB	91,008	2,893,000	2,959,710	—	(66,710)
Expiring 08/09/19	Citibank, N.A.	THB	89,433	2,836,000	2,908,497	—	(72,497)
Expiring 08/09/19	Citibank, N.A.	THB	82,141	2,584,000	2,671,358	—	(87,358)
Expiring 08/09/19	Citibank, N.A.	THB	54,914	1,752,000	1,785,876	—	(33,876)
Expiring 08/09/19	Citibank, N.A.	THB	34,682	1,108,000	1,127,910	—	(19,910)
Expiring 08/09/19	Citibank, N.A.	THB	32,604	1,041,000	1,060,343	—	(19,343)
Expiring 08/09/19	Citibank, N.A.	THB	31,289	999,000	1,017,553	—	(18,553)
Expiring 08/09/19	Citibank, N.A.	THB	27,373	874,000	890,217	—	(16,217)
Expiring 08/09/19	Citibank, N.A.	THB	19,648	629,000	638,994	—	(9,994)
Expiring 08/09/19	JPMorgan Chase Bank, N.A.	THB	85,639	2,678,000	2,785,110	—	(107,110)
Expiring 08/09/19	JPMorgan Chase Bank, N.A.	THB	85,120	2,674,000	2,768,227	—	(94,227)
Expiring 08/09/19	JPMorgan Chase Bank, N.A.	THB	40,548	1,283,000	1,318,677	—	(35,677)
Turkish Lira,
Expiring 08/29/19	Barclays Bank PLC	TRY	17,461	2,878,108	3,090,421	—	(212,313)
Expiring 08/29/19	Barclays Bank PLC	TRY	9,453	1,426,000	1,673,031	—	(247,031)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 08/29/19	Barclays Bank PLC	TRY	8,842	$ 1,513,687	$ 1,564,937	$ —	$ (51,250)
Expiring 08/29/19	Citibank, N.A.	TRY	4,853	720,000	858,873	—	(138,873)
Expiring 09/18/19	Barclays Bank PLC	TRY	4,784	727,000	840,651	—	(113,651)
Expiring 09/18/19	BNP Paribas S.A.	TRY	7,568	1,217,235	1,329,890	—	(112,655)
Expiring 09/18/19	Citibank, N.A.	TRY	68,563	10,193,711	12,049,007	—	(1,855,296)
Expiring 09/18/19	Citibank, N.A.	TRY	4,808	745,998	844,944	—	(98,946)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TRY	7,662	1,359,550	1,346,496	13,054	—
Expiring 09/30/19	Barclays Bank PLC	TRY	3,186	537,518	557,644	—	(20,126)
Expiring 12/24/19	BNP Paribas S.A.	TRY	23,277	5,000,000	3,955,991	1,044,009	—
Expiring 12/24/19	JPMorgan Chase Bank, N.A.	TRY	31,803	5,614,016	5,405,193	208,823	—
Expiring 01/31/20	JPMorgan Chase Bank, N.A.	TRY	41,748	7,293,523	7,005,718	287,805	—
Expiring 04/30/20	Citibank, N.A.	TRY	36,508	4,824,900	5,951,680	—	(1,126,780)
Expiring 04/30/20	Citibank, N.A.	TRY	14,821	2,294,125	2,416,236	—	(122,111)
Expiring 04/30/20	Citibank, N.A.	TRY	5,288	736,000	862,106	—	(126,106)
Expiring 04/30/20	Goldman Sachs International	TRY	53,577	9,291,000	8,734,358	556,642	—
Expiring 04/30/20	JPMorgan Chase Bank, N.A.	TRY	10,122	1,566,000	1,650,177	—	(84,177)
Expiring 06/30/20	Barclays Bank PLC	TRY	48,559	6,842,134	7,760,366	—	(918,232)
Expiring 06/30/20	Citibank, N.A.	TRY	16,668	1,734,392	2,663,707	—	(929,315)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 06/30/20	Citibank, N.A.	TRY	10,788	$ 1,120,000	$ 1,724,052	$ —	$ (604,052)
Expiring 06/30/20	JPMorgan Chase Bank, N.A.	TRY	15,609	2,128,000	2,494,533	—	(366,533)
Expiring 06/30/20	Morgan Stanley & Co. International PLC	TRY	72,659	11,029,000	11,611,960	—	(582,960)
Expiring 10/30/20	Deutsche Bank AG	TRY	6,298	829,000	965,938	—	(136,938)
Expiring 10/30/20	Goldman Sachs International	TRY	4,906	707,000	752,380	—	(45,380)
Expiring 02/26/21	Citibank, N.A.	TRY	28,332	3,483,000	4,177,800	—	(694,800)
Expiring 02/26/21	Citibank, N.A.	TRY	15,186	1,803,614	2,239,335	—	(435,721)
Expiring 02/26/21	JPMorgan Chase Bank, N.A.	TRY	19,750	2,372,386	2,912,279	—	(539,893)
Expiring 02/26/21	Morgan Stanley & Co. International PLC	TRY	67,636	9,365,000	9,973,341	—	(608,341)
Expiring 05/28/21	Goldman Sachs International	TRY	9,428	1,264,000	1,350,309	—	(86,309)
				$1,345,990,148	$1,357,610,322	15,792,287	(27,412,461)
						$48,284,315	$(39,316,975)
Cross currency exchange contracts outstanding at July 31, 2019:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/18/19	Buy	CHF	3,282	EUR	2,978	$ 6,219	$ —	Citibank, N.A.
10/18/19	Buy	EUR	2,661	GBP	2,430	—	(2,075)	Citibank, N.A.
10/18/19	Buy	EUR	4,657	SEK	49,630	21,915	—	Citibank, N.A.

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Cross currency exchange contracts outstanding at July 31, 2019 (continued):
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
10/18/19	Buy	GBP	1,046	EUR	1,158	$ —	$ (14,199)	Morgan Stanley & Co. International PLC
10/18/19	Buy	GBP	1,629	EUR	1,804	—	(22,053)	Morgan Stanley & Co. International PLC
10/18/19	Buy	HUF	360,859	EUR	1,106	—	(1,174)	UBS AG
12/30/19	Buy	EUR	3,269	ZAR	56,766	—	(220,067)	Deutsche Bank AG
12/30/19	Buy	ZAR	33,780	EUR	2,038	27,031	—	Morgan Stanley & Co. International PLC
01/31/20	Buy	AUD	6,894	JPY	536,215	—	(259,300)	Deutsche Bank AG
01/31/20	Buy	EUR	3,871	TRY	23,609	388,617	—	Goldman Sachs International
01/31/20	Buy	TRY	59,401	EUR	8,169	787,200	—	Goldman Sachs International
02/28/20	Buy	JPY	1,376,795	AUD	18,272	289,077	—	Deutsche Bank AG
03/31/20	Buy	EUR	7,965	ZAR	134,569	—	(109,798)	Morgan Stanley & Co. International PLC
03/31/20	Buy	ZAR	153,638	EUR	8,269	1,056,365	—	Morgan Stanley & Co. International PLC
04/30/20	Buy	EUR	10,404	TRY	78,477	—	(1,022,227)	Goldman Sachs International
04/30/20	Buy	TRY	102,842	EUR	11,170	4,127,629	—	BNP Paribas S.A.
07/29/20	Buy	EUR	12,064	TRY	116,743	—	(4,750,478)	BNP Paribas S.A.
07/29/20	Buy	TRY	85,432	EUR	7,021	5,533,947	—	Morgan Stanley & Co. International PLC
08/31/20	Buy	EUR	4,722	ZAR	91,087	—	(651,509)	Morgan Stanley & Co. International PLC
08/31/20	Buy	ZAR	40,549	EUR	2,298	66,502	—	Goldman Sachs International
11/27/20	Buy	AUD	5,929	JPY	441,711	—	(97,537)	Morgan Stanley & Co. International PLC
11/30/20	Buy	JPY	1,016,141	AUD	12,805	803,495	—	Morgan Stanley & Co. International PLC
12/23/20	Buy	EUR	572	ZAR	10,356	—	(18,126)	Goldman Sachs International
12/23/20	Buy	EUR	1,187	ZAR	20,389	34,301	—	Morgan Stanley & Co. International PLC
12/30/20	Buy	JPY	154,422	AUD	2,095	21,064	—	Deutsche Bank AG
12/30/20	Buy	JPY	771,852	AUD	10,480	99,376	—	Deutsche Bank AG
05/28/21	Buy	AUD	3,758	JPY	274,221	—	(30,284)	Deutsche Bank AG
10/31/23	Buy	JPY	648,099	AUD	9,489	—	(47,160)	Morgan Stanley & Co. International PLC
						$13,262,738	$(7,245,987)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*:
Federation of Malaysia (D01)	06/20/23	1.000%(Q)	3,750	0.461%	$ 80,394	$ (3,289)	$ 83,683	Barclays Bank PLC
People’s Republic of China (D01)	06/20/23	1.000%(Q)	13,750	0.373%	341,252	(12,059)	353,311	Barclays Bank PLC
Republic of Argentina (D01)	06/20/23	1.000%(Q)	3,750	10.302%	(1,002,895)	(3,289)	(999,606)	Barclays Bank PLC
Republic of Brazil (D01)	06/20/23	1.000%(Q)	18,750	0.968%	44,082	(16,444)	60,526	Barclays Bank PLC
Republic of Chile (D01)	06/20/23	1.000%(Q)	3,750	0.239%	112,156	(3,289)	115,445	Barclays Bank PLC
Republic of Colombia (D01)	06/20/23	1.000%(Q)	5,000	0.625%	76,153	(4,385)	80,538	Barclays Bank PLC
Republic of Indonesia (D01)	06/20/23	1.000%(Q)	5,000	0.766%	49,639	(4,385)	54,024	Barclays Bank PLC
Republic of Lebanon (D01)	06/20/23	1.000%(Q)	3,750	9.610%	(956,347)	(3,289)	(953,058)	Barclays Bank PLC
Republic of Panama (D01)	06/20/23	1.000%(Q)	3,750	0.355%	95,625	(3,289)	98,914	Barclays Bank PLC
Republic of Peru (D01)	06/20/23	1.000%(Q)	3,750	0.321%	100,486	(3,289)	103,775	Barclays Bank PLC
Republic of Philippines (D01)	06/20/23	1.000%(Q)	3,750	0.442%	83,161	(3,289)	86,450	Barclays Bank PLC
Republic of South Africa (D01)	06/20/23	1.000%(Q)	11,250	1.450%	(173,567)	(9,867)	(163,700)	Barclays Bank PLC
Republic of Turkey (D01)	06/20/23	1.000%(Q)	17,500	3.357%	(1,431,518)	(15,348)	(1,416,170)	Barclays Bank PLC
Russian Federation (D01)	06/20/23	1.000%(Q)	11,250	0.803%	96,055	(9,867)	105,922	Barclays Bank PLC
United Mexican States (D01)	06/20/23	1.000%(Q)	16,250	0.918%	68,521	(14,252)	82,773	Barclays Bank PLC
Federation of Malaysia (D02)	06/20/23	1.000%(Q)	3,000	0.461%	64,315	(4,661)	68,976	Citibank, N.A.
People’s Republic of China (D02)	06/20/23	1.000%(Q)	11,000	0.373%	273,001	(17,090)	290,091	Citibank, N.A.

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
Republic of Argentina (D02)	06/20/23	1.000%(Q)	3,000	10.302%	$ (802,316)	$ (4,661)	$ (797,655)	Citibank, N.A.
Republic of Brazil (D02)	06/20/23	1.000%(Q)	15,000	0.968%	35,265	(23,304)	58,569	Citibank, N.A.
Republic of Chile (D02)	06/20/23	1.000%(Q)	3,000	0.239%	89,725	(4,661)	94,386	Citibank, N.A.
Republic of Colombia (D02)	06/20/23	1.000%(Q)	4,000	0.625%	60,923	(6,214)	67,137	Citibank, N.A.
Republic of Indonesia (D02)	06/20/23	1.000%(Q)	4,000	0.766%	39,712	(6,214)	45,926	Citibank, N.A.
Republic of Lebanon (D02)	06/20/23	1.000%(Q)	3,000	9.610%	(765,078)	(4,661)	(760,417)	Citibank, N.A.
Republic of Panama (D02)	06/20/23	1.000%(Q)	3,000	0.355%	76,500	(4,661)	81,161	Citibank, N.A.
Republic of Peru (D02)	06/20/23	1.000%(Q)	3,000	0.321%	80,388	(4,661)	85,049	Citibank, N.A.
Republic of Philippines (D02)	06/20/23	1.000%(Q)	3,000	0.442%	66,529	(4,661)	71,190	Citibank, N.A.
Republic of South Africa (D02)	06/20/23	1.000%(Q)	9,000	1.450%	(138,854)	(13,983)	(124,871)	Citibank, N.A.
Republic of Turkey (D02)	06/20/23	1.000%(Q)	14,000	3.357%	(1,145,215)	(21,751)	(1,123,464)	Citibank, N.A.
Russian Federation (D02)	06/20/23	1.000%(Q)	9,000	0.803%	76,844	(13,983)	90,827	Citibank, N.A.
United Mexican States (D02)	06/20/23	1.000%(Q)	13,000	0.918%	54,816	(20,172)	74,988	Citibank, N.A.
Federation of Malaysia (D03)	12/20/23	1.000%(Q)	1,500	0.539%	30,969	(2,623)	33,592	Barclays Bank PLC
People’s Republic of China (D03)	12/20/23	1.000%(Q)	5,000	0.447%	122,727	(8,743)	131,470	Barclays Bank PLC
Republic of Argentina (D03)	12/20/23	1.000%(Q)	1,500	10.238%	(435,722)	(2,623)	(433,099)	Barclays Bank PLC
Republic of Brazil (D03)	12/20/23	1.000%(Q)	7,500	1.131%	(32,103)	(13,114)	(18,989)	Barclays Bank PLC

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
Republic of Chile (D03)	12/20/23	1.000%(Q)	1,500	0.300%	$ 46,270	$ (2,623)	$ 48,893	Barclays Bank PLC
Republic of Colombia (D03)	12/20/23	1.000%(Q)	2,000	0.754%	22,993	(3,497)	26,490	Barclays Bank PLC
Republic of Indonesia (D03)	12/20/23	1.000%(Q)	2,000	0.887%	11,775	(3,497)	15,272	Barclays Bank PLC
Republic of Lebanon (D03)	12/20/23	1.000%(Q)	1,500	9.468%	(411,463)	(2,623)	(408,840)	Barclays Bank PLC
Republic of Panama (D03)	12/20/23	1.000%(Q)	1,500	0.455%	36,369	(2,623)	38,992	Barclays Bank PLC
Republic of Peru (D03)	12/20/23	1.000%(Q)	1,500	0.419%	38,683	(2,623)	41,306	Barclays Bank PLC
Republic of Philippines (D03)	12/20/23	1.000%(Q)	1,500	0.510%	32,774	(2,623)	35,397	Barclays Bank PLC
Republic of South Africa (D03)	12/20/23	1.000%(Q)	4,500	1.609%	(107,517)	(7,869)	(99,648)	Barclays Bank PLC
Republic of Turkey (D03)	12/20/23	1.000%(Q)	7,500	3.477%	(717,450)	(13,114)	(704,336)	Barclays Bank PLC
Russian Federation (D03)	12/20/23	1.000%(Q)	4,500	0.905%	23,155	(7,869)	31,024	Barclays Bank PLC
United Mexican States (D03)	12/20/23	1.000%(Q)	6,500	1.053%	(6,740)	(11,366)	4,626	Barclays Bank PLC
					$(5,695,528)	$(352,398)	$(5,343,130)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)*:
CDX.EM.29.V1 (D01)	06/20/23	1.000%(Q)	125,000	$1,947,465	$(31,215)	$1,978,680	Barclays Bank PLC
CDX.EM.29.V1 (D02)	06/20/23	1.000%(Q)	100,000	1,557,972	1,995	1,555,977	Citibank, N.A.
CDX.EM.30.V1 (D03)	12/20/23	1.000%(Q)	50,000	1,182,561	32,672	1,149,889	Barclays Bank PLC
				$4,687,998	$ 3,452	$4,684,546
*	The Fund entered into multiple credit default swap agreements in a package trade consisting of two parts. The Fund bought protection on an Emerging Market CDX Index and sold protection on the countries which comprise the Index. The

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
up-front premium is attached to the index of the trade. Each swap is priced individually. If the packaged deal is closed out early, all of the component swaps terminate. Individual packages in the tables above are denoted by the corresponding footnotes (D01-D03).
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Hellenic Republic	12/20/19	1.000%(Q)	20,000	$ (73,131)	$ 42,082	$(115,213)	Bank of America, N.A.
Hellenic Republic	06/20/23	1.000%(Q)	1,000	25,416	77,282	(51,866)	Bank of America, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	4,400	(136,411)	(87,041)	(49,370)	Bank of America, N.A.
Republic of Italy	06/20/23	1.000%(Q)	4,000	(1,190)	49,061	(50,251)	Bank of America, N.A.
United Mexican States	06/20/23	1.000%(Q)	1,400	(5,903)	6,924	(12,827)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	1,385	(5,840)	16,997	(22,837)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	460	(1,940)	6,332	(8,272)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	460	(1,939)	5,805	(7,744)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	455	(1,919)	2,092	(4,011)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	240	(1,012)	1,187	(2,199)	Citibank, N.A.
				$(203,869)	$120,721	$(324,590)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Hellenic Republic	06/20/23	1.000%(Q)	1,000	2.020%	$ (35,870)	$ (96,411)	$ 60,541	Bank of America, N.A.
Hellenic Republic	12/20/23	1.000%(Q)	10,000	2.209%	(477,285)	(1,144,447)	667,162	Bank of America, N.A.
Hellenic Republic	06/20/24	1.000%(Q)	1,000	2.359%	(59,141)	(199,075)	139,934	Barclays Bank PLC
Hellenic Republic	12/20/25	1.000%(Q)	10,000	2.779%	(971,900)	(1,697,992)	726,092	Bank of America, N.A.
Hellenic Republic	12/20/25	1.000%(Q)	3,700	2.779%	(359,603)	(628,482)	268,879	Bank of America, N.A.
Kingdom of Saudi Arabia	06/20/24	1.000%(Q)	885	0.715%	12,797	3,972	8,825	Morgan Stanley & Co. International PLC
Kingdom of Spain	06/20/23	1.000%(Q)	4,400	0.327%	116,624	60,128	56,496	Bank of America, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	9,450	3.179%	(717,831)	(1,104,926)	387,095	BNP Paribas S.A.

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Petroleos Mexicanos	06/20/23	1.000%(Q)	1,165	3.179%	$ (88,494)	$ (58,099)	$ (30,395)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	1,155	3.179%	(87,735)	(69,143)	(18,592)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	385	3.179%	(29,245)	(23,619)	(5,626)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	385	3.179%	(29,245)	(23,191)	(6,054)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	380	3.179%	(28,865)	(19,040)	(9,825)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	195	3.179%	(14,812)	(9,719)	(5,093)	Citibank, N.A.
Republic of Brazil	09/20/19	1.000%(Q)	6,370	0.325%	13,482	3,724	9,758	HSBC Bank USA, N.A.
Republic of Indonesia	09/20/20	1.000%(Q)	8,000	0.203%	81,934	(235,219)	317,153	Barclays Bank PLC
Republic of Indonesia	06/20/21	1.000%(Q)	2,100	0.286%	30,465	(68,113)	98,578	JPMorgan Chase Bank, N.A.
Republic of Italy	06/20/23	1.000%(Q)	4,000	1.445%	(60,426)	(190,226)	129,800	Bank of America, N.A.
Republic of Korea	09/20/19	1.000%(Q)	6,910	0.083%	16,986	8,205	8,781	Citibank, N.A.
Republic of Serbia	06/20/21	1.000%(Q)	5,000	0.328%	68,652	60,734	7,918	BNP Paribas S.A.
United Mexican States	12/20/20	1.000%(Q)	7,000	0.533%	53,288	(95,063)	148,351	Goldman Sachs International
					$(2,566,224)	$(5,526,002)	$2,959,778

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at July 31, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.32.V1	06/20/29	1.000%(Q)	107,375	$1,505,860	$(140,957)	$(1,646,817)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%(M)	10,000	*	$213,219	$111,640	$101,579	Deutsche Bank AG
CMBX.NA.6.AA	05/11/63	1.500%(M)	2,000	*	42,644	(66,016)	108,660	JPMorgan Securities LLC
					$255,863	$ 45,624	$210,239
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at July 31, 2019:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
CNH	51,840	06/14/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$ 184	$ 26,085	$ 25,901
CNH	147,000	06/28/24	2.901%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	69,638	69,638
EUR	400,800	09/12/19	(0.387)%(T)	1 Day EONIA(1)(T)	1,921	11,617	9,696
EUR	79,640	05/11/20	(0.054)%(A)	6 Month EURIBOR(1)(S)	(190,612)	(244,389)	(53,777)
EUR	17,665	05/11/21	0.100%(A)	6 Month EURIBOR(1)(S)	(92,520)	(199,328)	(106,808)
EUR	20,545	05/11/22	0.156%(A)	6 Month EURIBOR(1)(S)	43,876	(393,364)	(437,240)
EUR	53,410	05/11/23	0.650%(A)	6 Month EURIBOR(1)(S)	(1,175,307)	(2,492,836)	(1,317,529)
EUR	50,175	05/11/24	0.396%(A)	6 Month EURIBOR(1)(S)	(992,296)	(2,095,373)	(1,103,077)
EUR	6,595	05/11/33	1.000%(A)	6 Month EURIBOR(1)(S)	395,138	(795,563)	(1,190,701)
EUR	3,985	05/11/37	1.253%(A)	6 Month EURIBOR(1)(S)	139,351	(690,788)	(830,139)
EUR	2,955	05/11/42	1.350%(A)	6 Month EURIBOR(1)(S)	109,595	(642,290)	(751,885)
EUR	475	05/11/43	1.350%(A)	6 Month EURIBOR(1)(S)	4,934	(106,165)	(111,099)
GBP	3,280	05/08/21	0.716%(S)	6 Month GBP LIBOR(1)(S)	39,091	449	(38,642)
GBP	4,000	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(91,874)	(164,303)	(72,429)
GBP	705	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(6,972)	(41,738)	(34,766)
GBP	1,100	05/08/34	1.200%(A)	1 Day SONIA(1)(A)	(61,374)	(90,444)	(29,070)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	17,215,740	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	$ —	$ (180,994)	$ (180,994)
JPY	6,999,790	01/29/21	(0.014)%(S)	6 Month JPY LIBOR(1)(S)	—	(68,388)	(68,388)
	238,735	02/05/20	2.350%(S)	3 Month LIBOR(1)(Q)	50,769	(1,325,687)	(1,376,456)
	94,300	03/12/20	2.405%(T)	1 Day USOIS(2)(T)	362	257,265	256,903
	220,620	04/25/20	2.328%(T)	1 Day USOIS(2)(T)	(3,575)	640,097	643,672
	2,337,600	05/11/20	1.763%(S)	3 Month LIBOR(1)(Q)	41,405,090	12,129,854	(29,275,236)
	155,225	05/11/21	1.600%(S)	3 Month LIBOR(2)(Q)	(518,199)	(1,316,391)	(798,192)
	854,183	06/15/21	1.830%(S)	3 Month LIBOR(2)(Q)	—	(1,084,105)	(1,084,105)
	64,000	07/27/21	—(3)	—(3)	—	1,649	1,649
	16,120	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(319,179)	(319,179)
	11,430	08/31/22	2.550%(A)	1 Day USOIS(1)(A)	2,236	(347,292)	(349,528)
	10,635	08/31/22	2.552%(A)	1 Day USOIS(1)(A)	—	(324,016)	(324,016)
	188,720	05/11/24	2.139%(S)	3 Month LIBOR(1)(Q)	(3,242,091)	(2,428,728)	813,363
	13,615	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	(276,668)	(276,668)
	291,235	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	1,162,401	(5,943,801)	(7,106,202)
	89,045	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	307,192	(1,843,545)	(2,150,737)
	36,550	09/09/24	2.558%(S)	3 Month LIBOR(1)(Q)	(584,659)	(1,507,533)	(922,874)
	99,875	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	263,894	(2,412,238)	(2,676,132)
	4,300	02/23/25	2.232%(S)	3 Month LIBOR(1)(Q)	181	(107,723)	(107,904)
	44,450	02/25/25	2.208%(S)	3 Month LIBOR(1)(Q)	453	(1,054,145)	(1,054,598)
	18,415	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	15,095	(863,736)	(878,831)
	16,810	02/28/25	3.019%(S)	3 Month LIBOR(1)(Q)	—	(1,181,181)	(1,181,181)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2019 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
3,370	05/11/25	1.900%(S)	3 Month LIBOR(1)(Q)	$ 191,039	$ (3,649)	$ (194,688)
2,500	05/11/25	2.300%(A)	1 Day USOIS(1)(A)	(82,382)	(98,540)	(16,158)
330,667	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(228,936)	(21,214,940)	(20,986,004)
188,411	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	132,018	(13,476,060)	(13,608,078)
8,715	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	—	(197,100)	(197,100)
16,820	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	24,286	(694,276)	(718,562)
14,145	03/12/26	2.290%(A)	1 Day USOIS(1)(A)	252	(603,011)	(603,263)
2,250	04/30/26	1.876%(S)	3 Month LIBOR(1)(Q)	(8,196)	(2,048)	6,148
52,572	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	667,355	(572,849)	(1,240,204)
53,535	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	38,163	(889,770)	(927,933)
12,575	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(272,080)	(272,080)
23,100	02/15/27	2.068%(A)	1 Day USOIS(1)(A)	(15,258)	(680,281)	(665,023)
11,080	05/08/27	2.309%(S)	3 Month LIBOR(1)(Q)	—	(316,275)	(316,275)
9,360	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	(114,300)	(114,300)
305,886	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(3,762,047)	(23,532,783)	(19,770,736)
104,670	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(333,232)	(8,240,717)	(7,907,485)
85,470	05/11/29	2.000%(S)	3 Month LIBOR(1)(Q)	1,412,797	(119,462)	(1,532,259)
4,570	08/21/44	3.190%(S)	3 Month LIBOR(1)(Q)	(315,884)	(960,316)	(644,432)
3,755	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	218	466,568	466,350
6,715	05/11/48	2.300%(S)	3 Month LIBOR(1)(Q)	1,241,571	(162,864)	(1,404,435)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2019 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
34,915	05/11/49	2.300%(S)	3 Month LIBOR(1)(Q)	$ 2,594,321	$ (868,954)	$ (3,463,275)
2,925	05/11/49	2.500%(A)	1 Day USOIS(2)(A)	279,376	388,905	109,529
				$38,817,745	$(89,570,079)	$(128,387,824)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreement:
10,720	02/22/49	2.311%(S)	1 Week MUNIPSA(1)(Q)	$(1,458,211)	$—	$(1,458,211)	JPMorgan Chase Bank, N.A.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 1 Month LIBOR plus 10.375 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

Total return swap agreements outstanding at July 31, 2019:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
IOS. FN30.450.10 Index(M)	1 Month LIBOR(M)	Credit Suisse International	1/12/41	6,991	$(21,166)	$(17,958)	$(3,208)

(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

PGIM International Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Long-Term Investments 93.4%
Asset-Backed Securities 6.6%
Cayman Islands 2.9%
Anchorage Capital CLO Ltd., Series 2019-11A, Class A, 144A	0.000%	07/22/32		250	$ 250,000
HPS Loan Management Ltd., Series 15A-19, Class A1, 144A	0.000	07/22/32		250	250,000
OZLM Ltd., Series 2019-24A, Class A1A, 144A	0.000	07/20/32		250	250,000
Silver Creek CLO Ltd., Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240%	3.518(c)	07/20/30		250	249,481
					999,481
Netherlands 2.4%
North Westerly CLO BV, Series IV-A, Class A2R, 144A	1.250	01/15/26	EUR	223	246,428
St. Paul’s CLO DAC, Series 07A, Class B2R, 144A	2.400	04/30/30	EUR	500	552,240
					798,668
United States 1.3%
OneMain Direct Auto Receivables Trust, Series 2017-01A, Class C, 144A	3.910	08/16/21		100	100,450
Oportun Funding LLC, Series 2019-A, Class B, 144A	3.870	08/08/25		100	99,984
PNMAC GMSR Issuer Trust, Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650%	4.916(c)	08/25/25		100	100,347
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800%	5.066(c)	06/25/24		150	150,450
					451,231

Total Asset-Backed Securities (cost $2,288,911)					2,249,380

PGIM International Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Commercial Mortgage-Backed Securities 1.3%
United Kingdom 0.7%
Salus European Loan Conduit DAC, Series 33A, Class A, 144A, 3 Month GBP LIBOR + 1.500% (Cap 5.000%, Floor 0.000%)	2.322%(c)	01/23/29	GBP	200	$ 244,728
United States 0.6%
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class F, 144A, 1 Month LIBOR + 2.650%	4.975(c)	05/15/36		200	201,376

Total Commercial Mortgage-Backed Securities (cost $455,161)					446,104
Corporate Bonds 26.6%
Australia 0.4%
Transurban Finance Co. Pty Ltd., Sr. Sec’d. Notes, EMTN	2.000	08/28/25	EUR	100	121,543
Brazil 0.4%
Petrobras Global Finance BV, Gtd. Notes	5.375	10/01/29	GBP	100	131,363
China 1.0%
CNAC HK Finbridge Co. Ltd., Gtd. Notes	1.750	06/14/22	EUR	100	114,408
State Grid Europe Development 2014 PLC, Gtd. Notes, Series A	1.500	01/26/22	EUR	200	228,813
					343,221
Germany 2.5%
Allianz SE,
Jr. Sub. Notes	3.375(ff)	—(rr)	EUR	100	122,335
Sub. Notes	5.625(ff)	10/17/42	EUR	100	129,751

Commerzbank AG, Sub. Notes, EMTN	7.750	03/16/21	EUR	100	124,267
Nidda BondCo GmbH, Gtd. Notes	5.000	09/30/25	EUR	100	111,444
Techem Verwaltungsgesellschaft 674 mbH, Sr. Sec’d. Notes	6.000	07/30/26	EUR	100	118,188

PGIM International Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
Germany (cont’d.)

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Sr. Sec’d. Notes	4.000%	01/15/25	EUR	100	$ 114,753
Volkswagen International Finance NV, Gtd. Notes	2.700(ff)	—(rr)	EUR	100	112,990
					833,728
Ireland 0.3%
Smurfit Kappa Acquisitions, Gtd. Notes	2.750	02/01/25	EUR	100	120,595
Italy 1.4%
Agenzia Nazionale per l’Attrazione degli Investimenti e lo Sviluppo d’Impresa, Sr. Unsec’d. Notes	1.375	07/20/22	EUR	100	111,201
Assicurazioni Generali SpA, Sub. Notes, EMTN	5.500(ff)	10/27/47	EUR	100	128,550
Wind Tre SpA, Sr. Sec’d. Notes	3.125	01/20/25	EUR	200	223,393
					463,144
Kazakhstan 0.2%
Kazakhstan Temir Zholy National Co. JSC, Gtd. Notes	3.638	06/20/22	CHF	50	54,210
Luxembourg 0.7%
ARD Finance SA, Sr. Sec’d. Notes, Cash coupon 6.625% or PIK 7.375%	6.625	09/15/23	EUR	100	114,575
Swissport Financing Sarl, Sr. Sec’d. Notes	6.750	12/15/21	EUR	100	114,107
					228,682
Mexico 1.2%
Petroleos Mexicanos, Gtd. Notes	3.625	11/24/25	EUR	400	425,088

PGIM International Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
Netherlands 1.5%
InterXion Holding NV, Gtd. Notes	4.750%	06/15/25	EUR	100	$ 120,411
Nederlandse Waterschapsbank NV, Sr. Unsec’d. Notes, EMTN	5.200	03/31/25	CAD	200	175,608
UPCB Finance IV Ltd., Sr. Sec’d. Notes	4.000	01/15/27	EUR	90	105,184
Ziggo Bond Co. BV, Sr. Unsec’d. Notes	4.625	01/15/25	EUR	100	114,067
					515,270
Peru 0.5%
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates	1.963(s)	06/02/25		206	187,623
Poland 0.9%
Bank Gospodarstwa Krajowego, Gov’t. Gtd. Notes	1.625	04/30/28	EUR	250	296,781
Russia 0.7%
Gazprom OAO Via Gaz Capital SA,
Sr. Unsec’d. Notes	2.949	01/24/24	EUR	100	119,855
Sr. Unsec’d. Notes, EMTN	3.389	03/20/20	EUR	100	112,925
					232,780
Spain 0.7%
Codere Finance 2 Luxembourg SA, Sr. Sec’d. Notes	6.750	11/01/21	EUR	100	112,084
Merlin Properties Socimi SA, Sr. Unsec’d. Notes, EMTN	2.375	05/23/22	EUR	100	117,673
					229,757
Supranational Bank 0.4%
European Bank for Reconstruction & Development, Sr. Unsec’d. Notes, GMTN	6.450	12/13/22	IDR	408,000	29,023
European Investment Bank, Sr. Unsec’d. Notes, EMTN	0.500	10/26/23	AUD	160	105,185
					134,208

PGIM International Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
United Arab Emirates 0.4%
First Abu Dhabi Bank PJSC, Sr. Unsec’d. Notes, EMTN	4.800%	06/01/21	CNY	1,000	$ 148,785
United Kingdom 2.4%
Barclays PLC, Sub. Notes, EMTN	2.000(ff)	02/07/28	EUR	100	108,066
CPUK Finance Ltd., Sec’d. Notes, 144A	4.250	02/28/47	GBP	100	122,894
EI Group PLC, First Mortgage	6.375	02/15/22	GBP	100	123,439
Royal Bank of Scotland Group PLC, Sr. Unsec’d. Notes, EMTN	2.000(ff)	03/08/23	EUR	100	114,454
Stonegate Pub Co. Financing PLC, Sr. Sec’d. Notes, 144A, 3 Month GBP LIBOR + 6.250%	7.036(c)	03/15/22	GBP	100	122,182
Tesco PLC, Sr. Unsec’d. Notes, EMTN	5.000	03/24/23	GBP	80	108,729
Virgin Media Secured Finance PLC, Sr. Sec’d. Notes	5.000	04/15/27	GBP	100	125,866
					825,630
United States 11.0%
Adient Global Holdings Ltd., Gtd. Notes	3.500	08/15/24	EUR	100	88,837
Altria Group, Inc., Gtd. Notes	3.125	06/15/31	EUR	100	125,996
American International Group, Inc., Sr. Unsec’d. Notes	1.875	06/21/27	EUR	100	121,069
Ball Corp., Gtd. Notes	4.375	12/15/23	EUR	100	129,242
Bank of America Corp., Sr. Unsec’d. Notes, EMTN	0.591(s)	05/31/21	EUR	85	112,042
Belden, Inc., Gtd. Notes	4.125	10/15/26	EUR	100	117,656
Energizer Gamma Acquisition BV, Gtd. Notes	4.625	07/15/26	EUR	300	346,181
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	1.100	07/15/24	EUR	100	116,452
Sr. Unsec’d. Notes	1.500	05/21/27	EUR	100	119,552
Fiserv, Inc.,
Sr. Unsec’d. Notes	0.375	07/01/23	EUR	100	112,453

PGIM International Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Fiserv, Inc., (cont’d.)
Sr. Unsec’d. Notes	2.250%	07/01/25	GBP	100	$125,281

Goldman Sachs Group, Inc. (The), Sub. Notes	4.750	10/12/21	EUR	150	182,841
International Game Technology PLC, Sr. Sec’d. Notes	4.750	02/15/23	EUR	100	123,703
IQVIA, Inc., Gtd. Notes	3.500	10/15/24	EUR	100	113,052
Kraft Heinz Foods Co., Gtd. Notes	2.250	05/25/28	EUR	100	121,665
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	1.349	09/21/26	EUR	100	118,716
Medtronic Global Holdings SCA,
Gtd. Notes	1.000	07/02/31	EUR	100	115,389
Gtd. Notes	1.125	03/07/27	EUR	100	117,994

Morgan Guaranty Trust Co., Sr. Unsec’d. Notes	1.464(s)	01/21/27	EUR	50,000	26,770
Morgan Stanley,
Sr. Unsec’d. Notes, EMTN	0.637(ff)	07/26/24	EUR	200	225,976
Sr. Unsec’d. Notes, GMTN	1.000	12/02/22	EUR	100	114,420

PerkinElmer, Inc., Sr. Unsec’d. Notes	0.600	04/09/21	EUR	100	111,737
Refinitiv US Holdings, Inc., Sr. Unsec’d. Notes	6.875	11/15/26	EUR	100	123,364
Spectrum Brands, Inc., Gtd. Notes	4.000	10/01/26	EUR	100	117,386
Stryker Corp., Sr. Unsec’d. Notes	2.625	11/30/30	EUR	100	132,643
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	1.400	01/23/26	EUR	100	119,479
Verizon Communications, Inc., Sr. Unsec’d. Notes	1.250	04/08/30	EUR	100	117,902
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes	1.414	12/13/22	EUR	100	115,809
Sr. Unsec’d. Notes	2.425	12/13/26	EUR	100	124,015
					3,737,622

Total Corporate Bonds (cost $8,852,264)					9,030,030

PGIM International Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Residential Mortgage-Backed Securities 1.7%
Bermuda 0.5%
Bellemeade Re Ltd., Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600%	3.866%(c)	04/25/28		167	$ 167,430
United Kingdom 0.3%
Paragon Mortgages PLC, Series 10X, Class B1A, 3 Month GBP LIBOR + 0.540%	1.326(c)	06/15/41	GBP	99	113,833
United States 0.9%
CIM Trust, Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000%	4.402(c)	01/25/57		60	61,347
Credit Suisse Mortgage Trust, Series 2018-11R, Class 1A1, 144A, 1 Month LIBOR + 1.400%	3.634(c)	08/25/37		88	87,699
LSTAR Securities Investment Trust,
Series 2018-02, Class A1, 144A, 1 Month LIBOR + 1.500%	3.902(c)	04/01/23		46	45,512
Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500%	3.902(c)	04/01/24		103	102,460
					297,018

Total Residential Mortgage-Backed Securities (cost $575,099)					578,281
Sovereign Bonds 57.0%
Argentina 1.7%
Argentine Republic Government International Bond, Sr. Unsec’d. Notes	7.820	12/31/33	EUR	516	476,770
Provincia de Buenos Aires, Sr. Unsec’d. Notes	5.375	01/20/23	EUR	100	85,540
					562,310
Belgium 2.2%
Kingdom of Belgium Government Bond, Unsec’d. Notes	4.000	03/28/22	EUR	600	748,219

PGIM International Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Brazil 2.4%
Brazil Letras do Tesouro Nacional, Bills	10.424%(s)	01/01/22	BRL	50	$ 11,407
Brazil Loan Trust 1, Gov’t. Gtd. Notes	5.477	07/24/23		84	87,782
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		360	383,400
Brazilian Government International Bond, Sr. Unsec’d. Notes	2.875	04/01/21	EUR	300	346,841
					829,430
Bulgaria 0.5%
Bulgaria Government International Bond, Sr. Unsec’d. Notes, GMTN	3.125	03/26/35	EUR	115	156,316
Canada 0.6%
Province of British Columbia, Unsec’d. Notes	7.875	11/30/23	CAD	200	187,475
China 1.6%
China Government Bond,
Sr. Unsec’d. Notes	3.480	06/29/27	CNY	500	73,769
Sr. Unsec’d. Notes	3.900	07/04/36	CNY	1,000	150,197

Export-Import Bank of China (The), Sr. Unsec’d. Notes	4.400	05/14/24	CNY	2,000	302,178
					526,144
Colombia 1.6%
Colombia Government International Bond, Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	400	525,998
Croatia 0.8%
Croatia Government International Bond, Sr. Unsec’d. Notes	2.700	06/15/28	EUR	200	259,038
Cyprus 3.0%
Cyprus Government International Bond,
Notes, EMTN	2.750	02/26/34	EUR	100	136,158

PGIM International Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Cyprus (cont’d.)
Cyprus Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, EMTN	2.375%	09/25/28	EUR	200	$ 256,668
Sr. Unsec’d. Notes, EMTN	3.750	07/26/23	EUR	500	634,781
					1,027,607
Germany 0.6%
Bundesrepublik Deutschland Bundesanleihe,
Bonds	0.000	08/15/26	EUR	75	86,956
Bonds	0.500	02/15/28	EUR	95	114,893
					201,849
Greece 4.0%
Hellenic Republic Government Bond,
Bonds	3.000(cc)	02/24/23	EUR	150	179,289
Bonds	3.000(cc)	02/24/24	EUR	75	90,961
Bonds	3.000(cc)	02/24/25	EUR	85	103,705
Bonds	3.000(cc)	02/24/26	EUR	85	103,950
Bonds	3.000(cc)	02/24/27	EUR	195	239,920
Bonds	3.000(cc)	02/24/28	EUR	60	74,268
Bonds	3.000(cc)	02/24/29	EUR	50	62,309
Bonds	3.000(cc)	02/24/31	EUR	140	174,828
Bonds	3.000(cc)	02/24/42	EUR	5	6,204
Bonds	4.200	01/30/42	EUR	190	253,535

Hellenic Republic Government International Bond, Sr. Unsec’d. Notes	5.200	07/17/34	EUR	60	82,680
					1,371,649
Hungary 0.1%
Hungary Government International Bond, Sr. Unsec’d. Notes	4.300	12/19/21	CNY	200	29,319
Indonesia 2.0%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	200	233,289
Sr. Unsec’d. Notes, EMTN	2.150	07/18/24	EUR	140	166,197
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	200	272,045
					671,531

PGIM International Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Ireland 0.6%
Ireland Government Bond, Bonds	2.400%	05/15/30	EUR	150	$ 205,341
Israel 0.4%
Israel Government International Bond, Sr. Unsec’d. Notes, EMTN	1.500	01/18/27	EUR	100	119,182
Italy 8.2%
City of Rome Italy, Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	50	78,801
Italy Buoni Poliennali del Tesoro,
Bonds	2.050	08/01/27	EUR	140	164,161
Sr. Unsec’d. Notes, 144A	4.750	09/01/28	EUR	635	907,331
Unsec’d. Notes, 144A	4.500	03/01/26	EUR	455	612,553

Italy Certificati di Credito del Tesoro, Bonds, Series EU, 6 Month EURIBOR + 0.550%	0.318(c)	09/15/25	EUR	130	136,592
Republic of Italy Government International Bond, Sr. Unsec’d. Notes, EMTN	5.125	07/31/24	EUR	675	895,773
					2,795,211
Japan 0.2%
Japan Government Twenty Year Bond, Sr. Unsec’d. Notes	0.500	06/20/38	JPY	8,000	77,886
Kazakhstan 0.4%
Kazakhstan Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	2.375	11/09/28	EUR	115	141,087
Lithuania 0.6%
Lithuania Government International Bond, Sr. Unsec’d. Notes	6.125	03/09/21		200	211,622
Mexico 1.6%
Mexico Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.750	04/17/28	EUR	300	342,478
Sr. Unsec’d. Notes, GMTN	1.625	03/06/24	EUR	185	215,403
					557,881

PGIM International Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Peru 0.8%
Peruvian Government International Bond, Sr. Unsec’d. Notes	3.750%	03/01/30	EUR	200	$ 286,066
Philippines 0.3%
Philippine Government International Bond, Sr. Unsec’d. Notes, EMTN	0.875	05/17/27	EUR	100	113,467
Poland 1.0%
Republic of Poland Government International Bond, Sr. Unsec’d. Notes, EMTN	3.375	07/09/24	EUR	250	324,755
Portugal 3.5%
Portugal Government International Bond, Sr. Unsec’d. Notes	4.090	06/03/22	CNY	300	43,528
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A	3.875	02/15/30	EUR	625	936,868
Sr. Unsec’d. Notes, 144A	4.100	04/15/37	EUR	130	217,833
					1,198,229
Romania 0.9%
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.500	02/08/30	EUR	100	118,296
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	100	128,587
Unsec’d. Notes, 144A, MTN	2.124	07/16/31	EUR	40	44,878
					291,761
Russia 0.9%
Russian Federal Bond - OFZ, Bonds, Series 6224	6.900	05/23/29	RUB	3,000	46,235
Russian Foreign Bond - Eurobond, Sr. Unsec’d. Notes	2.875	12/04/25	EUR	200	242,548
					288,783
Saudi Arabia 0.4%
Saudi Government International Bond, Sr. Unsec’d. Notes, 144A	2.000	07/09/39	EUR	125	148,961

PGIM International Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Senegal 0.3%
Senegal Government International Bond, Sr. Unsec’d. Notes, 144A	4.750%	03/13/28	EUR	100	$ 115,519
Serbia 0.7%
Serbia International Bond, Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	200	222,866
South Korea 1.1%
Export-Import Bank of Korea,
Sr. Unsec’d. Notes, 144A, MTN	8.000	05/15/24	IDR	600,000	44,241
Sr. Unsec’d. Notes, EMTN	2.000	04/30/20	EUR	100	112,531
Sr. Unsec’d. Notes, EMTN	4.460	09/26/19	NZD	200	130,970
Sr. Unsec’d. Notes, MTN	3.500	07/28/21	NZD	150	101,182
					388,924
Spain 7.9%
Instituto de Credito Oficial,
Gov’t. Gtd. Notes, EMTN	5.000	03/31/20	CAD	160	123,350
Gov’t. Gtd. Notes, GMTN	0.963	09/22/22	SEK	1,000	105,897
Spain Government Bond,
Bonds, 144A	5.150	10/31/28	EUR	185	298,222
Sr. Unsec’d. Notes, 144A	1.400	04/30/28	EUR	70	86,018
Sr. Unsec’d. Notes, 144A	1.450	10/31/27	EUR	265	326,087
Sr. Unsec’d. Notes, 144A	4.650	07/30/25	EUR	870	1,242,521

Spain Government International Bond, Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	315	493,097
					2,675,192
Turkey 1.3%
Turkey Government International Bond,
Sr. Unsec’d. Notes	5.200	02/16/26	EUR	200	231,086
Sr. Unsec’d. Notes	7.500	11/07/19		100	100,917
Sr. Unsec’d. Notes, EMTN	3.250	06/14/25	EUR	100	107,138
					439,141

PGIM International Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
United Kingdom 4.8%
United Kingdom Gilt,
Bonds	1.625%	10/22/28	GBP	150	$ 198,908
Bonds(k)	4.250	03/07/36	GBP	800	1,443,149
					1,642,057

Total Sovereign Bonds (cost $18,197,417)					19,340,816
U.S. Government Agency Obligation 0.0%
Indonesia Government USAID Bond Gov’t. Gtd. Notes (cost $10,666)	8.900	06/01/21		10	10,799
U.S. Treasury Obligation 0.2%
U.S. Treasury Notes (cost $59,762)	1.750	07/31/24		60	59,733

Total Long-Term Investments (cost $30,439,280)					31,715,143

	Shares
Short-Term Investments 2.8%
Affiliated Mutual Fund 2.8%
PGIM Core Ultra Short Bond Fund (cost $940,951)(w)	940,951	940,951
Options Purchased*~ 0.0%
	(cost $8,419)	14,747

	Total Short-Term Investments (cost $949,370)	955,698

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 96.2% (cost $31,388,650)	32,670,841
Options Written*~ (0.0)%
	(premiums received $4,886)	(675)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 96.2% (cost $31,383,764)	32,670,166
	Other assets in excess of liabilities(z) 3.8%	1,273,053

	Net Assets 100.0%	$33,943,219

PGIM International Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $297 and 0.0% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Eurodollars 1-Year Mid Curve Futures	Put	08/16/19	$97.75		6		15	$ 38
Eurodollars 1-Year Mid Curve Futures	Put	08/16/19	$98.25		6		15	937
Eurodollars 1-Year Mid Curve Futures	Put	09/13/19	$97.75		6		15	37
Eurodollars 1-Year Mid Curve Futures	Put	09/13/19	$98.25		6		15	1,350
Total Exchange Traded (cost $7,301)								$2,362

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%		—		100	$ 441
2-Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. International PLC	11/21/19	0.13%		—		100	403
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%		—		71	831
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%		—		172	1,879
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%		—		342	3,952
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%		—		340	4,079
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%		—		69	800
Total OTC Traded (cost $950)									$12,385

PGIM International Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
30-Year Interest Rate Swap, 08/19/49 (cost $168)	Put	Citibank, N.A.	08/15/19	2.66%	3 Month LIBOR(Q)	2.66%(S)	15	$ —
Total Options Purchased (cost $8,419)								$14,747
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Eurodollars 1-Year Mid Curve Futures	Put	08/16/19	$98.00		12		30	$(150)
Eurodollars 1-Year Mid Curve Futures	Put	09/13/19	$98.00		12		30	(525)
Total Options Written (premiums received $4,886)							$(675)
Futures contracts outstanding at July 31, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
110	5 Year U.S. Treasury Notes	Sep. 2019	$12,931,016	$ 131,679
1	10 Year Australian Treasury Bonds	Sep. 2019	99,310	1,626
1	10 Year Canadian Government Bonds	Sep. 2019	107,827	(676)
2	10 Year U.K. Gilt	Sep. 2019	323,069	6,359
61	10 Year U.S. Treasury Notes	Sep. 2019	7,772,735	32,129
3	30 Year Euro Buxl	Sep. 2019	694,023	28,493
8	30 Year U.S. Ultra Treasury Bonds	Sep. 2019	1,420,500	29,932
				229,542
Short Positions:
78	2 Year U.S. Treasury Notes	Sep. 2019	16,723,687	(32,461)
35	5 Year Euro-Bobl	Sep. 2019	5,230,575	(42,750)
21	10 Year Euro-Bund	Sep. 2019	4,069,852	(107,071)
3	20 Year U.S. Treasury Bonds	Sep. 2019	466,781	(19,131)
35	Euro Schatz Index	Sep. 2019	4,352,032	(8,735)
				(210,148)
				$ 19,394

PGIM International Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 08/20/19	BNP Paribas S.A.	ARS	698	$ 15,973	$ 15,471	$ —	$ (502)
Expiring 08/20/19	Goldman Sachs International	ARS	672	15,353	14,879	—	(474)
Expiring 08/28/19	BNP Paribas S.A.	ARS	1,845	40,978	40,393	—	(585)
Expiring 08/28/19	Citibank, N.A.	ARS	1,125	25,121	24,642	—	(479)
Australian Dollar,
Expiring 10/22/19	Citibank, N.A.	AUD	118	83,891	81,181	—	(2,710)
Expiring 10/22/19	JPMorgan Chase Bank, N.A.	AUD	99	70,000	68,005	—	(1,995)
Expiring 10/22/19	Morgan Stanley & Co. International PLC	AUD	54	38,104	37,227	—	(877)
Expiring 10/22/19	UBS AG	AUD	91	63,000	62,352	—	(648)
Brazilian Real,
Expiring 08/02/19	BNP Paribas S.A.	BRL	227	60,157	59,458	—	(699)
Expiring 08/02/19	Morgan Stanley & Co. International PLC	BRL	1,146	304,464	300,325	—	(4,139)
British Pound,
Expiring 08/02/19	Morgan Stanley & Co. International PLC	GBP	2,596	3,225,121	3,156,892	—	(68,229)
Expiring 10/18/19	Barclays Bank PLC	GBP	50	63,000	61,293	—	(1,707)
Canadian Dollar,
Expiring 10/22/19	JPMorgan Chase Bank, N.A.	CAD	85	65,000	64,467	—	(533)
Chilean Peso,
Expiring 09/23/19	UBS AG	CLP	47,049	69,000	66,850	—	(2,150)
Expiring 09/23/19	UBS AG	CLP	15,580	22,800	22,137	—	(663)
China Yuan,
Expiring 10/25/19	HSBC Bank USA, N.A.	CNY	345	50,216	50,150	—	(66)
Chinese Renminbi,
Expiring 10/25/19	Barclays Bank PLC	CNH	613	89,000	88,647	—	(353)
Expiring 10/25/19	Citibank, N.A.	CNH	571	83,000	82,649	—	(351)
Expiring 10/25/19	Citibank, N.A.	CNH	509	74,000	73,657	—	(343)
Expiring 05/14/21	Citibank, N.A.	CNH	961	137,666	137,046	—	(620)
Colombian Peso,
Expiring 09/18/19	Barclays Bank PLC	COP	211,860	66,000	64,375	—	(1,625)
Expiring 09/18/19	Barclays Bank PLC	COP	48,438	15,100	14,718	—	(382)
Expiring 09/18/19	BNP Paribas S.A.	COP	76,670	23,166	23,297	131	—
Expiring 09/18/19	BNP Paribas S.A.	COP	66,669	19,600	20,258	658	—
Expiring 09/18/19	BNP Paribas S.A.	COP	53,494	16,700	16,255	—	(445)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	COP	121,791	38,053	37,007	—	(1,046)
Expiring 09/18/19	UBS AG	COP	249,563	75,000	75,831	831	—

PGIM International Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna,
Expiring 10/18/19	Barclays Bank PLC	CZK	2,980	$ 131,009	$ 128,510	$ —	$ (2,499)
Egyptian Pound,
Expiring 09/18/19	Citibank, N.A.	EGP	451	24,694	26,933	2,239	—
Expiring 10/08/19	Citibank, N.A.	EGP	275	15,150	16,322	1,172	—
Expiring 11/27/19	Citibank, N.A.	EGP	389	22,535	22,735	200	—
Expiring 11/27/19	Citibank, N.A.	EGP	253	14,670	14,796	126	—
Expiring 12/18/19	Citibank, N.A.	EGP	700	40,314	40,701	387	—
Expiring 01/21/20	Citibank, N.A.	EGP	558	31,964	32,175	211	—
Expiring 01/30/20	Citibank, N.A.	EGP	296	17,010	17,052	42	—
Euro,
Expiring 08/02/19	UBS AG	EUR	16,626	18,504,919	18,408,106	—	(96,813)
Expiring 10/18/19	Bank of America, N.A.	EUR	56	63,000	61,872	—	(1,128)
Indian Rupee,
Expiring 09/18/19	Barclays Bank PLC	INR	5,349	76,000	77,361	1,361	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	INR	4,869	70,000	70,418	418	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	INR	2,614	37,762	37,805	43	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	INR	2,604	37,189	37,659	470	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	INR	2,598	36,982	37,575	593	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	17,744	252,534	256,654	4,120	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	5,062	72,175	73,212	1,037	—
Expiring 09/18/19	UBS AG	INR	4,761	68,000	68,861	861	—
Indonesian Rupiah,
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	1,089,235	73,351	77,293	3,942	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	690,478	46,670	48,997	2,327	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	690,478	46,513	48,997	2,484	—
Israeli Shekel,
Expiring 08/26/19	Citibank, N.A.	ILS	264	75,000	75,303	303	—
Expiring 11/29/19	Citibank, N.A.	ILS	2,543	700,000	729,568	29,568	—
Japanese Yen,
Expiring 10/18/19	Citibank, N.A.	JPY	4,156	38,443	38,433	—	(10)
Mexican Peso,
Expiring 09/18/19	Citibank, N.A.	MXN	726	37,762	37,591	—	(171)

PGIM International Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 09/18/19	Citibank, N.A.	MXN	725	$ 37,187	$ 37,511	$ 324	$ —
Expiring 09/18/19	Goldman Sachs International	MXN	5,159	258,008	266,993	8,985	—
New Taiwanese Dollar,
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	8,403	266,143	270,983	4,840	—
Expiring 09/18/19	UBS AG	TWD	2,105	68,000	67,868	—	(132)
New Zealand Dollar,
Expiring 10/22/19	UBS AG	NZD	106	70,000	69,637	—	(363)
Norwegian Krone,
Expiring 10/18/19	The Toronto-Dominion Bank	NOK	4,487	523,912	507,619	—	(16,293)
Peruvian Nuevo Sol,
Expiring 09/18/19	BNP Paribas S.A.	PEN	801	237,929	241,775	3,846	—
Philippine Peso,
Expiring 09/18/19	Citibank, N.A.	PHP	4,146	81,000	81,322	322	—
Polish Zloty,
Expiring 10/18/19	HSBC Bank USA, N.A.	PLN	341	90,028	88,121	—	(1,907)
Russian Ruble,
Expiring 09/18/19	Barclays Bank PLC	RUB	2,395	36,654	37,371	717	—
Expiring 09/18/19	Citibank, N.A.	RUB	1,896	29,751	29,585	—	(166)
Expiring 09/18/19	Citibank, N.A.	RUB	1,890	29,696	29,497	—	(199)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	RUB	15,916	240,430	248,386	7,956	—
Singapore Dollar,
Expiring 09/18/19	Bank of America, N.A.	SGD	94	69,000	68,465	—	(535)
Expiring 09/18/19	BNP Paribas S.A.	SGD	81	59,483	58,876	—	(607)
Expiring 09/18/19	HSBC Bank USA, N.A.	SGD	106	78,000	76,903	—	(1,097)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	SGD	112	83,000	81,751	—	(1,249)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	SGD	78	57,248	56,650	—	(598)
Expiring 09/18/19	UBS AG	SGD	156	115,000	113,261	—	(1,739)
Expiring 09/18/19	UBS AG	SGD	118	87,000	85,634	—	(1,366)
Expiring 09/18/19	UBS AG	SGD	94	69,000	68,437	—	(563)
South African Rand,
Expiring 09/18/19	Bank of America, N.A.	ZAR	981	66,000	68,008	2,008	—
Expiring 09/18/19	Barclays Bank PLC	ZAR	214	14,750	14,804	54	—
Expiring 09/18/19	Citibank, N.A.	ZAR	617	42,600	42,743	143	—

PGIM International Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 09/18/19	Citibank, N.A.	ZAR	534	$ 37,383	$ 36,981	$ —	$ (402)
Expiring 09/18/19	Citibank, N.A.	ZAR	531	37,942	36,769	—	(1,173)
Expiring 09/18/19	Citibank, N.A.	ZAR	389	25,700	26,962	1,262	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	ZAR	881	62,000	61,040	—	(960)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	ZAR	1,373	97,754	95,129	—	(2,625)
South Korean Won,
Expiring 09/18/19	Citibank, N.A.	KRW	78,866	67,000	66,761	—	(239)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	108,353	92,000	91,723	—	(277)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	82,395	70,000	69,749	—	(251)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	78,779	67,000	66,688	—	(312)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	76,219	66,000	64,521	—	(1,479)
Thai Baht,
Expiring 08/09/19	Citibank, N.A.	THB	4,180	131,531	135,952	4,421	—
Expiring 08/09/19	Citibank, N.A.	THB	2,067	67,000	67,209	209	—
Expiring 08/09/19	JPMorgan Chase Bank, N.A.	THB	4,180	131,009	135,951	4,942	—
Expiring 08/09/19	JPMorgan Chase Bank, N.A.	THB	3,110	97,000	101,155	4,155	—
Turkish Lira,
Expiring 09/18/19	Barclays Bank PLC	TRY	397	64,000	69,827	5,827	—
Expiring 09/18/19	Barclays Bank PLC	TRY	396	68,000	69,665	1,665	—
Expiring 09/18/19	Citibank, N.A.	TRY	393	65,000	69,110	4,110	—
Expiring 09/18/19	Citibank, N.A.	TRY	296	49,700	52,038	2,338	—
Expiring 09/18/19	HSBC Bank USA, N.A.	TRY	220	37,598	38,726	1,128	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TRY	178	30,354	31,350	996	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	175	29,984	30,828	844	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	117	19,041	20,489	1,448	—
				$29,505,924	$29,395,214	116,064	(226,774)

PGIM International Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/22/19	Barclays Bank PLC	AUD	486	$ 343,105	$ 333,618	$ 9,487	$ —
Brazilian Real,
Expiring 08/02/19	BNP Paribas S.A.	BRL	123	32,583	32,269	314	—
Expiring 08/02/19	Goldman Sachs International	BRL	1,250	325,437	327,514	—	(2,077)
Expiring 10/02/19	Morgan Stanley & Co. International PLC	BRL	1,146	302,880	298,872	4,008	—
British Pound,
Expiring 08/02/19	JPMorgan Chase Bank, N.A.	GBP	2,596	3,309,587	3,156,892	152,695	—
Expiring 09/04/19	Morgan Stanley & Co. International PLC	GBP	2,596	3,230,027	3,162,139	67,888	—
Expiring 10/18/19	Citibank, N.A.	GBP	232	288,893	283,140	5,753	—
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	GBP	60	75,000	73,056	1,944	—
Expiring 10/18/19	Morgan Stanley & Co. International PLC	GBP	72	89,000	88,414	586	—
Expiring 10/18/19	Morgan Stanley & Co. International PLC	GBP	42	51,567	51,228	339	—
Canadian Dollar,
Expiring 10/22/19	Barclays Bank PLC	CAD	927	711,549	703,441	8,108	—
Chilean Peso,
Expiring 09/23/19	Barclays Bank PLC	CLP	20,398	29,758	28,983	775	—
Expiring 09/23/19	BNP Paribas S.A.	CLP	20,194	29,703	28,693	1,010	—
Expiring 09/23/19	Citibank, N.A.	CLP	198,189	285,283	281,598	3,685	—
Expiring 09/23/19	Citibank, N.A.	CLP	30,327	44,646	43,091	1,555	—
Expiring 09/23/19	Citibank, N.A.	CLP	26,815	38,338	38,101	237	—
Expiring 09/23/19	Citibank, N.A.	CLP	20,273	29,696	28,806	890	—
Expiring 09/23/19	HSBC Bank USA, N.A.	CLP	47,408	70,000	67,359	2,641	—
Expiring 09/23/19	JPMorgan Chase Bank, N.A.	CLP	26,609	38,414	37,807	607	—
Expiring 09/23/19	Morgan Stanley & Co. International PLC	CLP	48,107	69,000	68,353	647	—
Expiring 09/23/19	Morgan Stanley & Co. International PLC	CLP	20,474	29,984	29,091	893	—
Chinese Renminbi,
Expiring 10/25/19	HSBC Bank USA, N.A.	CNH	6,436	935,386	931,070	4,316	—
Expiring 10/25/19	HSBC Bank USA, N.A.	CNH	345	50,199	49,972	227	—
Expiring 10/25/19	Morgan Stanley & Co. International PLC	CNH	439	63,686	63,524	162	—
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	961	137,889	137,046	843	—

PGIM International Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso,
Expiring 09/18/19	Citibank, N.A.	COP	541,463	$ 163,309	$ 164,528	$ —	$ (1,219)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	COP	541,463	163,906	164,528	—	(622)
Euro,
Expiring 08/02/19	Bank of America, N.A.	EUR	99	111,672	109,524	2,148	—
Expiring 08/02/19	Citibank, N.A.	EUR	102	114,240	112,509	1,731	—
Expiring 08/02/19	JPMorgan Chase Bank, N.A.	EUR	320	360,840	354,296	6,544	—
Expiring 08/02/19	UBS AG	EUR	16,106	18,404,845	17,831,776	573,069	—
Expiring 09/04/19	UBS AG	EUR	16,626	18,553,002	18,457,955	95,047	—
Expiring 10/18/19	Barclays Bank PLC	EUR	2,145	2,422,237	2,390,323	31,914	—
Expiring 10/18/19	Barclays Bank PLC	EUR	114	127,850	126,775	1,075	—
Expiring 10/18/19	Barclays Bank PLC	EUR	78	88,000	87,406	594	—
Expiring 10/18/19	Morgan Stanley & Co. International PLC	EUR	329	368,400	366,102	2,298	—
Expiring 10/18/19	UBS AG	EUR	2,145	2,424,522	2,390,323	34,199	—
Expiring 10/18/19	UBS AG	EUR	186	208,870	207,743	1,127	—
Expiring 10/18/19	UBS AG	EUR	107	120,000	118,913	1,087	—
Hungarian Forint,
Expiring 10/18/19	Barclays Bank PLC	HUF	15,273	52,869	52,088	781	—
Indian Rupee,
Expiring 09/18/19	Barclays Bank PLC	INR	5,100	74,000	73,762	238	—
Expiring 09/18/19	BNP Paribas S.A.	INR	4,924	71,000	71,223	—	(223)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	4,423	63,000	63,969	—	(969)
Indonesian Rupiah,
Expiring 09/18/19	Barclays Bank PLC	IDR	443,831	31,146	31,495	—	(349)
Expiring 09/18/19	Barclays Bank PLC	IDR	328,362	23,067	23,301	—	(234)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	1,521,083	105,000	107,937	—	(2,937)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	1,495,560	103,000	106,126	—	(3,126)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	1,113,138	78,000	78,989	—	(989)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	956,538	66,000	67,877	—	(1,877)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	657,495	45,900	46,656	—	(756)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	288,384	20,189	20,464	—	(275)

PGIM International Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	223,215	$ 15,325	$ 15,839	$ —	$ (514)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	IDR	974,780	68,000	69,171	—	(1,171)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	IDR	492,335	33,931	34,937	—	(1,006)
Israeli Shekel,
Expiring 08/26/19	JPMorgan Chase Bank, N.A.	ILS	737	208,551	210,192	—	(1,641)
Expiring 11/29/19	Goldman Sachs International	ILS	2,538	700,000	727,962	—	(27,962)
Japanese Yen,
Expiring 10/18/19	Bank of America, N.A.	JPY	56,223	522,967	519,921	3,046	—
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	JPY	3,077	28,499	28,452	47	—
Mexican Peso,
Expiring 09/18/19	UBS AG	MXN	1,391	72,000	72,000	—	—
New Taiwanese Dollar,
Expiring 09/18/19	Barclays Bank PLC	TWD	3,115	101,000	100,458	542	—
Expiring 09/18/19	Barclays Bank PLC	TWD	2,691	87,000	86,761	239	—
Expiring 09/18/19	Credit Suisse International	TWD	2,231	72,000	71,935	65	—
Expiring 09/18/19	HSBC Bank USA, N.A.	TWD	4,862	157,000	156,792	208	—
Expiring 09/18/19	HSBC Bank USA, N.A.	TWD	2,250	72,000	72,555	—	(555)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	2,874	93,000	92,689	311	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	2,855	91,000	92,066	—	(1,066)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	2,666	86,000	85,969	31	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	2,402	76,000	77,446	—	(1,446)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	1,984	64,000	63,974	26	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	1,150	37,189	37,068	121	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TWD	3,251	105,000	104,847	153	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TWD	2,625	85,000	84,652	348	—

PGIM International Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TWD	2,406	$ 78,000	$ 77,578	$ 422	$ —
New Zealand Dollar,
Expiring 10/22/19	Barclays Bank PLC	NZD	330	222,627	216,832	5,795	—
Expiring 10/22/19	Citibank, N.A.	NZD	124	83,891	81,293	2,598	—
Expiring 10/22/19	JPMorgan Chase Bank, N.A.	NZD	58	38,443	38,041	402	—
Expiring 10/22/19	Morgan Stanley & Co. International PLC	NZD	57	38,237	37,423	814	—
Peruvian Nuevo Sol,
Expiring 09/18/19	BNP Paribas S.A.	PEN	323	98,000	97,538	462	—
Expiring 09/18/19	BNP Paribas S.A.	PEN	228	68,000	68,830	—	(830)
Philippine Peso,
Expiring 09/18/19	Barclays Bank PLC	PHP	3,719	71,000	72,952	—	(1,952)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PHP	3,770	73,000	73,949	—	(949)
Expiring 09/18/19	UBS AG	PHP	1,555	29,757	30,504	—	(747)
Singapore Dollar,
Expiring 09/18/19	Citibank, N.A.	SGD	110	80,000	80,074	—	(74)
Expiring 09/18/19	Citibank, N.A.	SGD	95	70,000	69,411	589	—
Expiring 09/18/19	Citibank, N.A.	SGD	38	27,915	27,780	135	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	SGD	189	138,757	137,699	1,058	—
Expiring 09/18/19	UBS AG	SGD	108	79,000	78,600	400	—
Expiring 09/18/19	UBS AG	SGD	89	66,000	65,136	864	—
South African Rand,
Expiring 09/18/19	Barclays Bank PLC	ZAR	2,506	166,664	173,689	—	(7,025)
Expiring 09/18/19	Barclays Bank PLC	ZAR	972	67,393	67,350	43	—
Expiring 09/18/19	Citibank, N.A.	ZAR	239	17,010	16,532	478	—
South Korean Won,
Expiring 09/18/19	UBS AG	KRW	74,094	63,056	62,722	334	—
Swedish Krona,
Expiring 10/18/19	Barclays Bank PLC	SEK	620	66,378	64,509	1,869	—
Swiss Franc,
Expiring 10/18/19	Bank of America, N.A.	CHF	485	495,470	491,357	4,113	—
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	CHF	77	79,000	78,003	997	—
Expiring 10/18/19	Morgan Stanley & Co. International PLC	CHF	97	99,000	98,612	388	—
Thai Baht,
Expiring 08/09/19	Barclays Bank PLC	THB	2,530	81,000	82,267	—	(1,267)

PGIM International Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 08/09/19	Citibank, N.A.	THB	3,658	$ 116,000	$ 118,965	$ —	$ (2,965)
Expiring 08/09/19	Citibank, N.A.	THB	2,222	71,000	72,276	—	(1,276)
Expiring 08/09/19	JPMorgan Chase Bank, N.A.	THB	3,915	123,000	127,334	—	(4,334)
Expiring 08/09/19	JPMorgan Chase Bank, N.A.	THB	1,983	62,000	64,480	—	(2,480)
Turkish Lira,
Expiring 09/18/19	BNP Paribas S.A.	TRY	182	29,295	32,006	—	(2,711)
Expiring 09/18/19	Citibank, N.A.	TRY	1,536	228,396	269,965	—	(41,569)
Expiring 09/18/19	Citibank, N.A.	TRY	97	15,065	17,063	—	(1,998)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TRY	209	37,100	36,744	356	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TRY	99	14,745	17,440	—	(2,695)
				$60,846,135	$59,921,305	1,048,716	(123,886)
						$1,164,780	$(350,660)
Cross currency exchange contracts outstanding at July 31, 2019:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/18/19	Buy	CHF	44	EUR	40	$ 84	$ —	Citibank, N.A.
10/18/19	Buy	EUR	85	GBP	78	—	(66)	Citibank, N.A.
10/18/19	Buy	EUR	103	SEK	1,097	484	—	Citibank, N.A.
10/18/19	Buy	GBP	26	EUR	29	—	(359)	Morgan Stanley & Co. International PLC
10/18/19	Buy	GBP	41	EUR	46	—	(557)	Morgan Stanley & Co. International PLC
						$568	$(982)

PGIM International Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*:
Federal Republic of Brazil	12/20/22	1.000%(Q)	600	0.894%	$ 2,771	$ (700)	$ 3,471	Citibank, N.A.
Government of Malaysia	12/20/22	1.000%(Q)	120	0.404%	2,500	(140)	2,640	Citibank, N.A.
People’s Republic of China	12/20/22	1.000%(Q)	400	0.323%	9,416	(467)	9,883	Citibank, N.A.
Republic of Argentina	12/20/22	1.000%(Q)	120	10.640%	(29,955)	(140)	(29,815)	Citibank, N.A.
Republic of Chile	12/20/22	1.000%(Q)	120	0.213%	3,266	(140)	3,406	Citibank, N.A.
Republic of Colombia	12/20/22	1.000%(Q)	160	0.556%	2,523	(187)	2,710	Citibank, N.A.
Republic of Indonesia	12/20/22	1.000%(Q)	160	0.675%	1,895	(187)	2,082	Citibank, N.A.
Republic of Panama	12/20/22	1.000%(Q)	120	0.304%	2,900	(140)	3,040	Citibank, N.A.
Republic of Peru	12/20/22	1.000%(Q)	120	0.263%	3,069	(140)	3,209	Citibank, N.A.
Republic of Philippines	12/20/22	1.000%(Q)	120	0.385%	2,537	(140)	2,677	Citibank, N.A.
Republic of South Africa	12/20/22	1.000%(Q)	360	1.337%	(3,514)	(420)	(3,094)	Citibank, N.A.
Republic of Turkey	12/20/22	1.000%(Q)	600	3.254%	(41,497)	(700)	(40,797)	Citibank, N.A.
Russian Federation	12/20/22	1.000%(Q)	360	0.735%	3,554	(420)	3,974	Citibank, N.A.
United Mexican States	12/20/22	1.000%(Q)	520	0.833%	3,442	(607)	4,049	Citibank, N.A.
					$(37,093)	$(4,528)	$(32,565)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Buy Protection(1)*:
CDX.EM.28.V2	12/20/22	1.000%(Q)	3,880	$24,064	$(1,245)	$25,309	Citibank, N.A.
*	The Fund entered into multiple credit default swap agreements in a package trade consisting of two parts. The Fund bought protection on an Emerging Market CDX Index and sold protection on the countries which comprise the Index. The up-front premium is attached to the index of the trade. Each swap is priced individually. If the packaged deal is closed out early, all of the component swaps terminate.

PGIM International Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^:
Anchorage CLO	08/28/19	0.500%(M)	EUR	29	*	$ —	$—	$ —	Goldman Sachs International
Anchorage CLO	08/28/19	1.000%(M)	EUR	13	*	—	—	—	Goldman Sachs International
Ares Management Corporation	08/28/19	1.000%(M)	EUR	7	*	—	—	—	Goldman Sachs International
AXA CLO	08/28/19	0.500%(M)	EUR	11	*	—	—	—	Goldman Sachs International
Banc of America Commercial Mortgage Trust	08/29/19	1.250%(M)		6	*	7	—	7	Goldman Sachs International
Banc of America Commercial Mortgage Trust	08/29/19	1.250%(M)		4	*	6	—	6	Goldman Sachs International
Bardin Hill Loan Advisors	08/28/19	1.000%(M)	EUR	12	*	—	—	—	Goldman Sachs International
Barings CLO	08/28/19	1.000%(M)	EUR	22	*	—	—	—	Goldman Sachs International
Bear Stearns Asset-Backed Securities Trust	08/28/19	1.250%(M)		40	*	—	—	—	Goldman Sachs International
Bear Stearns Asset-Backed Securities Trust	08/28/19	1.250%(M)		22	*	—	—	—	Goldman Sachs International
BlackRock CLO	08/28/19	0.500%(M)	EUR	27	*	—	—	—	Goldman Sachs International
Carlyle CLO	08/28/19	0.500%(M)	EUR	13	*	—	—	—	Goldman Sachs International
Citigroup Commercial Mortgage Trust	08/29/19	1.250%(M)		6	*	8	—	8	Goldman Sachs International

PGIM International Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Citigroup Mortgage Loan Trust	08/28/19	1.250%(M)		20	*	$ —	$—	$ —	Goldman Sachs International
COMM Mortgage Trust	08/29/19	1.250%(M)		20	4.547%	22	—	22	Goldman Sachs International
COMM Mortgage Trust	08/29/19	1.250%(M)		16	*	18	—	18	Goldman Sachs International
COMM Mortgage Trust	08/29/19	1.250%(M)		15	19.742%	16	—	16	Goldman Sachs International
COMM Mortgage Trust	08/29/19	1.250%(M)		12	*	13	—	13	Goldman Sachs International
COMM Mortgage Trust	08/29/19	1.250%(M)		10	*	12	—	12	Goldman Sachs International
COMM Mortgage Trust	08/29/19	1.250%(M)		7	*	8	—	8	Goldman Sachs International
Commerzbank CLO	08/28/19	1.000%(M)	EUR	10	*	—	—	—	Goldman Sachs International
Credit Suisse Asset Management CLO	08/28/19	0.500%(M)	EUR	22	*	—	—	—	Goldman Sachs International
Credit Suisse Asset Management CLO	08/28/19	1.000%(M)	EUR	3	*	—	—	—	Goldman Sachs International
Crosthwaite Park CLO	08/28/19	1.000%(M)	EUR	24	*	—	—	—	Goldman Sachs International
Ellington CLO I Ltd.	08/28/19	1.000%(M)		37	*	—	—	—	Goldman Sachs International
Equity One Home Equity	08/28/19	1.250%(M)		57	*	3	—	3	Goldman Sachs International

PGIM International Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Equity One Home Equity	08/28/19	1.250%(M)		15	*	$ —	$—	$ —	Goldman Sachs International
Fannie Mae Connecticut Avenue Securities	08/28/19	1.250%(M)		94	*	4	—	4	Goldman Sachs International
Fannie Mae Connecticut Avenue Securities	08/28/19	1.250%(M)		66	*	3	—	3	Goldman Sachs International
First Franklin Home Equity	08/28/19	1.250%(M)		25	*	—	—	—	Goldman Sachs International
Freddie Mac STACR	08/28/19	1.250%(M)		38	*	—	—	—	Goldman Sachs International
GMAC Home Equity	08/28/19	1.250%(M)		10	*	—	—	—	Goldman Sachs International
GMAC Home Equity	08/28/19	1.250%(M)		9	*	—	—	—	Goldman Sachs International
GS Mortgage Securities Trust	08/29/19	1.250%(M)		9	6.718%	10	—	10	Goldman Sachs International
GS Mortgage Securities Trust	08/29/19	1.250%(M)		9	7.461%	10	—	10	Goldman Sachs International
GSR Mortgage Loan Trust	08/28/19	1.250%(M)		16	*	—	—	—	Goldman Sachs International
HPS Investment Partners LLC	08/28/19	0.500%(M)	EUR	7	*	—	—	—	Goldman Sachs International
JP Morgan Chase Commercial Mortgage Securities Trust	08/29/19	1.250%(M)		10	*	11	—	11	Goldman Sachs International
JP Morgan Chase Commercial Mortgage Securities Trust	08/29/19	1.250%(M)		3	*	5	—	5	Goldman Sachs International

PGIM International Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
JPMBB Commercial Mortgage Securities Trust	08/29/19	1.250%(M)		26	*	$ 29	$—	$ 29	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	08/29/19	1.250%(M)		17	*	18	—	18	Goldman Sachs International
Lehman Home Equity	08/28/19	1.250%(M)		8	*	—	—	—	Goldman Sachs International
Morgan Stanley BAML Trust	08/29/19	1.250%(M)		11	*	12	—	12	Goldman Sachs International
Morgan Stanley BAML Trust	08/29/19	1.250%(M)		6	6.941%	7	—	7	Goldman Sachs International
Morgan Stanley Capital I Trust	08/29/19	1.250%(M)		17	*	19	—	19	Goldman Sachs International
Morgan Stanley Home Equity	08/28/19	1.250%(M)		9	*	—	—	—	Goldman Sachs International
Oak Hill CLO	08/28/19	1.000%(M)	EUR	24	*	—	—	—	Goldman Sachs International
Oaktree CLO	08/28/19	0.500%(M)	EUR	5	*	—	—	—	Goldman Sachs International
PineBridge CLO	08/28/19	0.500%(M)	EUR	5	*	—	—	—	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	08/29/19	1.250%(M)		32	*	35	—	35	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	08/29/19	1.250%(M)		6	*	7	—	7	Goldman Sachs International

PGIM International Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Wells Fargo Commercial Mortgage Trust	08/29/19	1.250%(M)	6	*	$ 8	$—	$ 8	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	08/29/19	1.250%(M)	5	4.670%	6	—	6	Goldman Sachs International
					$297	$—	$297

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Assicurazioni Generali SpA	06/20/23	1.000%(Q)	EUR	100	$ 288	$ 5,171	$ (4,883)	Barclays Bank PLC
Kingdom of Spain	06/20/23	1.000%(Q)		100	(3,100)	(1,978)	(1,122)	Bank of America, N.A.
Petroleos Mexicanos	06/20/20	1.000%(Q)		80	390	352	38	Citibank, N.A.
Petroleos Mexicanos	06/20/20	1.000%(Q)		75	366	336	30	Citibank, N.A.
Republic of Argentina	06/20/24	5.000%(Q)		30	4,278	6,971	(2,693)	Barclays Bank PLC
Republic of Argentina	06/20/24	5.000%(Q)		30	4,277	6,826	(2,549)	Barclays Bank PLC
Republic of Italy	06/20/23	1.000%(Q)		230	(69)	2,581	(2,650)	Citibank, N.A.
Republic of Italy	06/20/23	1.000%(Q)	EUR	210	656	2,340	(1,684)	Barclays Bank PLC
Republic of Italy	06/20/28	1.000%(Q)	EUR	105	5,200	5,782	(582)	Barclays Bank PLC
					$12,286	$28,381	$(16,095)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Generalitat de Cataluna	12/20/22	1.000%(Q)	110	2.477%	$ (4,924)	$ (10,710)	$ 5,786	Citibank, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	830	0.327%	21,999	6,736	15,263	Bank of America, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	100	0.327%	2,651	1,211	1,440	Bank of America, N.A.

PGIM International Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Argentina	06/20/24	1.000%(Q)	30	9.355%	$ (8,506)	$ (9,855)	$ 1,349	Barclays Bank PLC
Republic of Argentina	06/20/24	1.000%(Q)	30	9.355%	(8,507)	(9,711)	1,204	Barclays Bank PLC
Republic of France	12/20/23	0.250%(Q)	100	0.182%	317	(239)	556	Barclays Bank PLC
Republic of Hungary	06/20/22	1.000%(Q)	450	0.427%	7,813	(1,612)	9,425	Citibank, N.A.
Republic of Indonesia	06/20/23	1.000%(Q)	220	0.613%	3,445	(1,101)	4,546	Citibank, N.A.
Republic of Ireland	06/20/27	1.000%(Q)	100	0.426%	4,303	1,985	2,318	Morgan Stanley & Co. International PLC
Republic of Italy	06/20/23	1.000%(Q)	375	1.445%	(5,665)	(11,845)	6,180	Morgan Stanley & Co. International PLC
Republic of Italy	06/20/23	1.000%(Q)	350	1.445%	(5,287)	(15,277)	9,990	Bank of America, N.A.
Republic of Italy	06/20/23	1.000%(Q)	230	1.445%	(3,475)	(9,367)	5,892	Citibank, N.A.
Republic of Kazakhstan	06/20/23	1.000%(Q)	115	0.512%	2,244	—	2,244	Citibank, N.A.
Republic of Korea	09/20/19	1.000%(Q)	60	0.083%	147	71	76	Citibank, N.A.
Republic of Panama	06/20/22	1.000%(Q)	100	0.236%	2,282	514	1,768	Citibank, N.A.
Republic of Portugal	06/20/23	1.000%(Q)	640	0.315%	17,262	(1,866)	19,128	Goldman Sachs International
Republic of Portugal	12/20/23	1.000%(Q)	100	0.370%	2,781	(49)	2,830	Morgan Stanley & Co. International PLC
Republic of South Africa	12/20/23	1.000%(Q)	400	1.609%	(9,557)	(18,905)	9,348	Bank of America, N.A.
Republic of Turkey	06/20/23	1.000%(Q)	80	3.357%	(6,545)	(8,978)	2,433	BNP Paribas S.A.
Republic of Turkey	06/20/23	1.000%(Q)	40	3.357%	(3,272)	(4,283)	1,011	BNP Paribas S.A.
Russian Federation	12/20/22	1.000%(Q)	50	0.735%	493	(90)	583	Citibank, N.A.
Russian Federation	06/20/23	1.000%(Q)	200	0.803%	1,708	(2,992)	4,700	Morgan Stanley & Co. International PLC
Russian Federation	06/20/23	1.000%(Q)	150	0.803%	1,280	(1,881)	3,161	Morgan Stanley & Co. International PLC
Russian Federation	06/20/23	1.000%(Q)	60	0.803%	512	(884)	1,396	BNP Paribas S.A.
Russian Federation	12/20/26	1.000%(Q)	100	1.363%	(2,304)	(8,289)	5,985	Barclays Bank PLC

PGIM International Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
State of Illinois	12/20/22	1.000%(Q)	100	1.383%	$ (1,099)	$ (2,693)	$ 1,594	Citibank, N.A.
State of Illinois	12/20/24	1.000%(Q)	100	1.851%	(3,905)	(5,353)	1,448	Goldman Sachs International
					$ 6,191	$(115,463)	$121,654

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at July 31, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.EM.31.V1	06/20/24	1.000%(Q)	640	$28,006	$16,351	$(11,655)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Value at Trade Date	Value at July 31, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.32.V2	06/20/24	5.000%(Q)	1,871	3.235%	$137,481	$150,821	$13,340

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.27.V2	06/20/22	1.000%(Q)	485	1.150%	$(1,451)	$(12,044)	$10,593	Citibank, N.A.
CMBX.NA.6.AA	05/11/63	1.500%(M)	200	*	4,265	(1,099)	5,364	JPMorgan Securities LLC
					$ 2,814	$(13,143)	$15,957
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that

PGIM International Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreement outstanding at July 31, 2019:
Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays		Counterparty		Termination Date		Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
IDR	2,000,000	8.22%(S)	138		6 Month LIBOR(S)		Citibank, N.A.		11/29/23		$15,495		$—		$15,495

PGIM International Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Inflation swap agreements outstanding at July 31, 2019:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	200	05/15/23	1.485%(T)	France CPI ex Tobacco Household(1)(T)	$—	$(5,439)	$(5,439)
EUR	200	05/15/23	1.510%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	4,539	4,539
GBP	20	08/15/42	3.520%(T)	U.K. Retail Price Index(2)(T)	—	(300)	(300)
GBP	15	08/15/47	3.469%(T)	U.K. Retail Price Index(1)(T)	—	(76)	(76)
					$—	$(1,276)	$(1,276)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at July 31, 2019:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	560	09/25/22	2.958%(S)	6 Month BBSW(2)(S)	$ —	$ 15,503	$ 15,503
AUD	380	11/27/28	2.847%(S)	6 Month BBSW(2)(S)	(6)	34,604	34,610
AUD	150	05/09/32	3.140%(S)	6 Month BBSW(2)(S)	(4)	19,131	19,135
AUD	165	07/19/32	3.130%(S)	6 Month BBSW(2)(S)	(5)	20,903	20,908
BRL	657	01/02/25	9.475%(T)	1 Day BROIS(2)(T)	—	37,266	37,266
BRL	724	01/02/25	9.943%(T)	1 Day BROIS(2)(T)	—	51,813	51,813
BRL	305	01/02/25	11.080%(T)	1 Day BROIS(2)(T)	—	26,777	26,777
BRL	98	01/02/25	12.090%(T)	1 Day BROIS(2)(T)	—	10,364	10,364
CAD	615	01/09/20	1.716%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(667)	(601)	66
CAD	620	04/05/22	1.445%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(18,076)	(5,637)	12,439
CAD	200	12/03/28	2.600%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	1,894	9,326	7,432
CAD	320	05/30/37	2.240%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(16,025)	4,267	20,292
CAD	50	01/09/38	2.720%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	—	3,506	3,506
CAD	150	05/30/47	2.240%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(8,007)	2,764	10,771
CHF	210	04/03/28	0.410%(A)	6 Month CHF LIBOR(2)(S)	1,810	17,480	15,670

PGIM International Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CHF	140	01/31/29	0.260%(A)	6 Month CHF LIBOR(2)(S)	$ —	$ 9,424	$ 9,424
CHF	80	04/03/33	0.687%(A)	6 Month CHF LIBOR(2)(S)	3,339	9,788	6,449
CLP	47,300	07/12/29	3.135%(S)	1 Day CLOIS(2)(S)	—	1,374	1,374
CNH	800	03/13/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	706	706
CNH	1,400	04/01/24	2.923%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	966	966
CNH	2,440	06/20/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	1,201	1,201
COP	559,000	07/27/28	6.200%(Q)	1 Day COOIS(2)(Q)	330	13,831	13,501
CZK	22,450	05/31/20	2.138%(A)	3 Month PRIBOR(1)(Q)	—	(51)	(51)
CZK	6,000	11/17/22	1.505%(A)	6 Month PRIBOR(2)(S)	(16)	(464)	(448)
CZK	6,700	01/31/24	1.930%(A)	6 Month PRIBOR(1)(S)	—	(6,727)	(6,727)
CZK	7,890	06/20/24	1.623%(A)	6 Month PRIBOR(1)(S)	—	(132)	(132)
CZK	2,200	06/29/27	1.175%(A)	6 Month PRIBOR(1)(S)	5,359	2,337	(3,022)
EUR	624	09/08/19	(0.195)%(A)	6 Month EURIBOR(2)(S)	—	(520)	(520)
EUR	127	09/08/27	0.770%(A)	6 Month EURIBOR(2)(S)	—	11,590	11,590
EUR	1,335	06/28/32	0.785%(A)	6 Month EURIBOR(2)(S)	(89,832)	116,320	206,152
EUR	305	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)	—	53,049	53,049
EUR	50	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)	(2,308)	6,032	8,340
EUR	100	03/30/46	1.058%(A)	6 Month EURIBOR(2)(S)	(552)	15,993	16,545
EUR	60	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)	1,732	17,959	16,227
GBP	125	05/08/24	0.950%(A)	1 Day SONIA(1)(A)	(1,930)	(3,642)	(1,712)
GBP	100	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(991)	(5,920)	(4,929)
GBP	125	03/09/46	1.648%(S)	6 Month GBP LIBOR(2)(S)	(101)	21,843	21,944
HKD	2,390	03/13/21	2.138%(Q)	3 Month HIBOR(2)(Q)	(4)	682	686
HKD	2,700	03/13/21	2.145%(Q)	3 Month HIBOR(2)(Q)	(4)	815	819
HUF	177,300	07/02/20	1.065%(A)	6 Month BUBOR(2)(S)	(301)	4,280	4,581
HUF	95,000	01/12/27	4.150%(A)	6 Month BUBOR(2)(S)	—	41,036	41,036
HUF	99,345	06/12/28	3.750%(A)	6 Month BUBOR(2)(S)	—	29,500	29,500
HUF	26,000	07/15/29	1.650%(A)	6 Month BUBOR(2)(S)	—	1,162	1,162
JPY	309,920	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(3,258)	(3,258)
JPY	76,810	01/29/21	(0.014)%(S)	6 Month JPY LIBOR(1)(S)	—	(750)	(750)
JPY	301,250	12/20/24	0.126%(S)	6 Month JPY LIBOR(2)(S)	(6,292)	33,288	39,580
JPY	46,500	07/04/28	0.282%(S)	6 Month JPY LIBOR(2)(S)	4,000	11,534	7,534

PGIM International Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	57,765	12/03/28	0.200%(S)	6 Month JPY LIBOR(2)(S)	$ 5,197	$ 10,290	$ 5,093
JPY	180,000	12/22/36	0.641%(S)	6 Month JPY LIBOR(2)(S)	—	122,884	122,884
JPY	18,500	02/28/37	0.681%(S)	6 Month JPY LIBOR(2)(S)	—	14,210	14,210
JPY	95,000	07/26/37	0.676%(S)	6 Month JPY LIBOR(2)(S)	—	70,544	70,544
JPY	9,150	01/04/38	0.757%(S)	6 Month JPY LIBOR(2)(S)	—	8,106	8,106
JPY	8,000	12/03/38	0.600%(S)	6 Month JPY LIBOR(2)(S)	2,617	4,929	2,312
JPY	30,000	12/03/39	0.650%(S)	6 Month JPY LIBOR(2)(S)	20,402	21,266	864
JPY	45,000	12/22/41	0.731%(S)	6 Month JPY LIBOR(2)(S)	—	39,582	39,582
JPY	6,200	04/07/42	0.803%(S)	6 Month JPY LIBOR(2)(S)	—	6,478	6,478
JPY	7,400	07/04/43	0.763%(S)	6 Month JPY LIBOR(2)(S)	—	7,103	7,103
JPY	25,000	11/24/47	0.888%(S)	6 Month JPY LIBOR(2)(S)	—	33,975	33,975
KRW	700,000	01/07/21	1.733%(Q)	3 Month KWCDC(2)(Q)	—	3,314	3,314
KRW	294,200	01/07/24	1.685%(Q)	3 Month KWCDC(1)(Q)	—	(5,019)	(5,019)
KRW	60,000	09/10/28	2.043%(Q)	3 Month KWCDC(1)(Q)	(80)	(3,575)	(3,495)
KRW	75,700	04/17/29	1.740%(Q)	3 Month KWCDC(2)(Q)	—	2,934	2,934
MXN	2,080	06/11/27	7.210%(M)	28 Day Mexican Interbank Rate(2)(M)	506	(1,024)	(1,530)
MXN	4,020	02/27/29	8.260%(M)	28 Day Mexican Interbank Rate(2)(M)	945	12,112	11,167
NOK	1,500	12/11/28	2.177%(A)	6 Month NIBOR(2)(S)	—	8,062	8,062
NOK	500	02/07/29	2.083%(A)	6 Month NIBOR(2)(S)	869	1,718	849
NZD	300	05/01/20	3.628%(S)	3 Month BBR(2)(Q)	8,462	4,261	(4,201)
NZD	470	01/10/27	3.420%(S)	3 Month BBR(2)(Q)	—	43,219	43,219
NZD	70	11/28/28	2.950%(S)	3 Month BBR(2)(Q)	1,860	5,559	3,699
NZD	90	07/22/29	1.768%(S)	3 Month BBR(2)(Q)	—	689	689
PLN	1,120	08/24/23	2.390%(A)	6 Month WIBOR(2)(S)	—	11,061	11,061
PLN	935	11/13/23	2.570%(A)	6 Month WIBOR(2)(S)	—	11,199	11,199
PLN	500	04/11/24	2.020%(A)	6 Month WIBOR(2)(S)	—	1,301	1,301
PLN	1,300	06/21/24	1.750%(A)	6 Month WIBOR(2)(S)	—	(1,041)	(1,041)
PLN	1,000	01/10/27	3.030%(A)	6 Month WIBOR(2)(S)	—	24,235	24,235
PLN	620	06/12/28	3.070%(A)	6 Month WIBOR(1)(S)	—	(14,771)	(14,771)
PLN	508	11/13/28	2.998%(A)	6 Month WIBOR(1)(S)	—	(13,667)	(13,667)

PGIM International Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
SEK	2,500	12/30/26	1.106%(A)	3 Month STIBOR(2)(Q)	$ —	$ 19,701	$ 19,701
SEK	300	07/11/28	1.141%(A)	3 Month STIBOR(2)(Q)	524	2,375	1,851
SEK	990	11/28/28	1.188%(A)	3 Month STIBOR(2)(Q)	—	9,078	9,078
SEK	1,000	06/20/29	0.550%(A)	3 Month STIBOR(2)(Q)	—	1,860	1,860
SGD	380	05/21/23	2.030%(S)	6 Month SIBOR(1)(S)	—	(3,751)	(3,751)
SGD	135	03/19/24	2.025%(S)	6 Month SIBOR(2)(S)	—	1,600	1,600
SGD	200	05/21/28	2.436%(S)	6 Month SIBOR(2)(S)	—	7,322	7,322
SGD	90	02/14/29	2.285%(S)	6 Month SIBOR(2)(S)	—	2,556	2,556
	4,640	03/12/20	2.405%(T)	1 Day USOIS(2)(T)	—	12,659	12,659
	1,740	04/25/20	2.328%(T)	1 Day USOIS(2)(T)	(28)	5,049	5,077
	2,142	06/15/21	1.830%(S)	3 Month LIBOR(2)(Q)	—	(2,719)	(2,719)
	580	07/27/21	—(3)	—(3)	—	15	15
	230	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(4,554)	(4,554)
	185	09/27/22	2.360%(A)	1 Day USOIS(1)(A)	2	(4,288)	(4,290)
	280	05/21/23	2.215%(S)	3 Month LIBOR(2)(Q)	—	3,582	3,582
	500	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	(10,169)	(10,169)
	4,435	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	16,556	(90,588)	(107,144)
	490	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	895	(10,153)	(11,048)
	1,230	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	4,442	(29,724)	(34,166)
	1,185	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	1,354	(55,581)	(56,935)
	480	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(319)	(30,796)	(30,477)
	830	07/31/25	2.802%(A)	1 Day USOIS(1)(A)	—	(57,883)	(57,883)
	1,190	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	939	(84,815)	(85,754)
	589	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	31	(42,128)	(42,159)
	125	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	—	(2,827)	(2,827)
	605	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	(7,082)	(24,972)	(17,890)
	1,110	01/31/26	2.406%(S)	3 Month LIBOR(1)(Q)	(1,980)	(36,706)	(34,726)
	725	03/12/26	2.290%(A)	1 Day USOIS(1)(A)	33	(30,907)	(30,940)
	1,002	04/30/26	1.876%(S)	3 Month LIBOR(1)(Q)	(3,555)	(913)	2,642
	130	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	(3,591)	(3,591)
	150	05/21/28	2.421%(S)	3 Month LIBOR(1)(Q)	—	(5,881)	(5,881)
	150	08/15/44	2.392%(A)	1 Day USOIS(1)(A)	—	(14,421)	(14,421)
ZAR	10,560	03/13/21	7.180%(Q)	3 Month JIBAR(2)(Q)	—	5,062	5,062
ZAR	9,480	03/13/24	7.500%(Q)	3 Month JIBAR(1)(Q)	10	(12,158)	(12,168)
ZAR	2,035	06/30/27	8.015%(Q)	3 Month JIBAR(2)(Q)	(13)	4,192	4,205
ZAR	1,700	11/07/27	8.360%(Q)	3 Month JIBAR(2)(Q)	(34)	6,072	6,106
ZAR	3,500	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	6	8,137	8,131
ZAR	2,820	03/13/29	8.055%(Q)	3 Month JIBAR(2)(Q)	(9)	4,477	4,486
					$(74,107)	$594,858	$ 668,965

PGIM International Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
AED	570	02/25/29	3.750%(A)	3 Month EIBOR(2)(Q)	$ 10,421	$ —	$ 10,421	HSBC Bank USA, N.A.
CLP	85,000	11/15/27	4.130%(S)	1 Day CLOIS(2)(S)	12,518	—	12,518	Morgan Stanley & Co. International PLC
CLP	55,000	12/20/27	4.260%(S)	1 Day CLOIS(2)(S)	8,447	—	8,447	Morgan Stanley & Co. International PLC
CLP	19,100	01/23/28	4.245%(S)	1 Day CLOIS(2)(S)	2,959	—	2,959	Morgan Stanley & Co. International PLC
CLP	33,000	01/26/28	4.210%(S)	1 Day CLOIS(2)(S)	5,055	—	5,055	Morgan Stanley & Co. International PLC
CLP	23,000	05/17/28	4.270%(S)	1 Day CLOIS(2)(S)	3,830	—	3,830	Citibank, N.A.
CNH	800	08/15/23	3.115%(Q)	7 Day China Fixing Repo Rates(2)(Q)	1,629	(2)	1,631	UBS AG
CNH	500	04/02/26	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)	806	—	806	Citibank, N.A.
COP	123,000	01/23/28	6.035%(Q)	1 Day COOIS(2)(Q)	2,635	—	2,635	Morgan Stanley & Co. International PLC
COP	336,000	01/26/28	6.000%(Q)	1 Day COOIS(2)(Q)	6,829	—	6,829	Morgan Stanley & Co. International PLC
COP	263,000	02/01/28	6.020%(Q)	1 Day COOIS(2)(Q)	5,895	—	5,895	Morgan Stanley & Co. International PLC
COP	350,000	05/17/28	5.990%(Q)	1 Day COOIS(2)(Q)	7,459	—	7,459	Citibank, N.A.
COP	118,000	07/12/29	5.165%(Q)	1 Day COOIS(2)(Q)	(118)	—	(118)	Morgan Stanley & Co. International PLC
ILS	1,150	01/12/27	1.975%(A)	3 Month TELBOR(2)(Q)	29,546	—	29,546	Citibank, N.A.
ILS	390	07/16/28	2.045%(A)	3 Month TELBOR(2)(Q)	9,266	—	9,266	JPMorgan Chase Bank, N.A.
ILS	115	02/07/29	1.965%(A)	3 Month TELBOR(2)(Q)	2,693	—	2,693	JPMorgan Chase Bank, N.A.
KRW	850,000	01/06/27	1.800%(Q)	3 Month KWCDC(2)(Q)	30,046	(17)	30,063	Citibank, N.A.
MYR	1,000	11/27/23	3.900%(Q)	3 Month KLIBOR(2)(Q)	5,120	(2)	5,122	Citibank, N.A.

PGIM International Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
RUB	13,000	05/17/24	8.660%(A)	3 Month MOSPRIME(2)(Q)	$ 4,478	$ —	$ 4,478	Goldman Sachs International
RUB	13,000	05/20/24	8.700%(A)	3 Month MOSPRIME(2)(Q)	4,664	—	4,664	Goldman Sachs International
RUB	10,000	06/20/29	9.580%(A)	3 Month MOSPRIME(2)(Q)	5,219	—	5,219	Goldman Sachs International
THB	20,000	08/08/20	1.840%(S)	6 Month BIBOR(2)(S)	2,551	—	2,551	Citibank, N.A.
THB	3,500	02/14/29	2.180%(S)	6 Month THBFIX(2)(S)	5,372	—	5,372	Citibank, N.A.
ZAR	3,300	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)	(2,845)	(31)	(2,814)	Deutsche Bank AG
ZAR	3,100	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)	3,740	26	3,714	Deutsche Bank AG
					$168,215	$(26)	$168,241

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 1 Month LIBOR plus 10.375 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
Industry Classification:
The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2019 were as follows:
Sovereign Bonds	57.0%
Collateralized Loan Obligations	5.3
Banks	4.7
Affiliated Mutual Fund	2.8
Oil & Gas	2.3
Healthcare-Products	2.1
Software	2.1
Insurance	2.0
Residential Mortgage-Backed Securities	1.7
Electrical Components & Equipment	1.3
Media	1.3
Commercial Mortgage-Backed Securities	1.3
Commercial Services	1.2
Entertainment	1.1
Telecommunications	1.0
Diversified Financial Services	0.8
Packaging & Containers	0.8
Retail	0.7
Foods	0.7
Electric	0.7%
Consumer Loans	0.6
Other	0.4
Multi-National	0.4
Agriculture	0.4
Real Estate Investment Trusts (REITs)	0.4
Forest Products & Paper	0.3
Household Products/Wares	0.3
Chemicals	0.3
Engineering & Construction	0.3
Auto Manufacturers	0.3
Electronics	0.3
Pharmaceuticals	0.3
Automobiles	0.3
Auto Parts & Equipment	0.3
U.S. Treasury Obligation	0.2
Transportation	0.2
Options Purchased	0.0*

PGIM International Bond Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Industry Classification (continued):
U.S. Government Agency Obligation	0.0* %
96.2
Options Written	(0.0)*
Other assets in excess of liabilities	3.8
100.0%

*	Less than +/- 0.05%

PGIM Real Estate Income Fund
Schedule of Investments as of July 31, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 100.3%
Common Stocks 81.1%
Diversified Real Estate Activities 1.9%
New World Development Co. Ltd. (Hong Kong)	115,763	$ 163,571
Sun Hung Kai Properties Ltd. (Hong Kong)	9,125	147,569
		311,140
Diversified REITs 4.5%
Activia Properties, Inc. (Japan)	35	160,577
Essential Properties Realty Trust, Inc.	18,351	387,573
STORE Capital Corp.	5,345	182,853
		731,003
Health Care REITs 14.8%
CareTrust REIT, Inc.	7,838	182,077
Medical Properties Trust, Inc.	40,968	716,940
New Senior Investment Group, Inc.	129,274	921,724
Omega Healthcare Investors, Inc.	4,421	160,482
Welltower, Inc.	4,841	402,384
		2,383,607
Hotel & Resort REITs 20.0%
Apple Hospitality REIT, Inc.	54,820	861,222
DiamondRock Hospitality Co.	61,790	622,225
Host Hotels & Resorts, Inc.	21,660	376,668
Invincible Investment Corp. (Japan)	633	363,401
Japan Hotel REIT Investment Corp. (Japan)	191	159,227
MGM Growth Properties LLC (Class A Stock)	28,378	847,367
		3,230,110
Industrial REITs 12.3%
Americold Realty Trust	5,700	191,121
Frasers Logistics & Industrial Trust (Singapore)	498,929	435,439
LaSalle Logiport REIT (Japan)	155	194,013
Mapletree Logistics Trust (Singapore)	318,821	356,923
STAG Industrial, Inc.	21,058	625,844
Tritax Big Box REIT PLC (United Kingdom)	95,167	177,136
		1,980,476

PGIM Real Estate Income Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Office REITs 4.4%
Green REIT PLC (Ireland)	217,840	$ 432,279
Keppel REIT (Singapore)	313,991	282,950
		715,229
Real Estate Operating Companies 1.0%
LEG Immobilien AG (Germany)	1,320	152,684
Retail REITs 16.1%
Frasers Centrepoint Trust (Singapore)	7,666	14,549
Kenedix Retail REIT Corp. (Japan)	110	263,021
Spirit Realty Capital, Inc.	14,525	640,843
Taubman Centers, Inc.	22,285	902,988
Weingarten Realty Investors	27,666	772,158
		2,593,559
Specialized REITs 6.1%
Crown Castle International Corp.	1,247	166,175
QTS Realty Trust, Inc. (Class A Stock)	4,225	195,533
VICI Properties, Inc.	29,344	626,201
		987,909

Total Common Stocks (cost $12,514,292)		13,085,717
Preferred Stocks 19.2%
Diversified REITs 1.3%
PS Business Parks, Inc.	8,650	217,547
Hotel & Resort REITs 1.3%
Pebblebrook Hotel Trust	7,884	214,051
Industrial REITs 2.1%
Monmouth Real Estate Investment Corp.	13,408	333,859
Office REITs 2.9%
Vornado Realty Trust	18,547	468,497
Residential REITs 5.2%
American Homes 4 Rent	15,888	429,771

PGIM Real Estate Income Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks (Continued)
Residential REITs (cont’d.)
Investors Real Estate Trust	9,510	$ 244,692
UMH Properties, Inc.	6,531	167,977
		842,440
Specialized REITs 6.4%
EPR Properties (Class G Stock)	13,009	328,868
Public Storage (Class W Stock)	13,913	349,912
Public Storage (Class X Stock)	13,843	348,428
		1,027,208

Total Preferred Stocks (cost $2,902,670)		3,103,602

Total Long-Term Investments (cost $15,416,962)		16,189,319

Short-Term Investments 0.0%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	4,385	4,385
PGIM Institutional Money Market Fund(w)	4	4

Total Short-Term Investments (cost $4,389)		4,389

TOTAL INVESTMENTS 100.3% (cost $15,421,351)		16,193,708
Liabilities in excess of other assets (0.3)%		(41,529)

Net Assets 100.0%		$ 16,152,179

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

PGIM Select Real Estate Fund
Schedule of Investments as of July 31, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 100.0%
Common Stocks
Diversified Real Estate Activities 6.4%
Mitsui Fudosan Co. Ltd. (Japan)	23,100	$ 523,077
Sun Hung Kai Properties Ltd. (Hong Kong)	19,361	313,106
		836,183
Diversified REITs 6.6%
American Assets Trust, Inc.	5,236	242,950
Essential Properties Realty Trust, Inc.	18,382	388,228
Merlin Properties Socimi SA (Spain)	16,851	230,423
		861,601
Health Care REITs 8.8%
CareTrust REIT, Inc.	10,076	234,066
Medical Properties Trust, Inc.	28,656	501,480
New Senior Investment Group, Inc.	28,133	200,588
Welltower, Inc.	2,649	220,185
		1,156,319
Hotel & Resort REITs 6.4%
Invincible Investment Corp. (Japan)	448	257,194
Japan Hotel REIT Investment Corp. (Japan)	353	294,278
MGM Growth Properties LLC (Class A Stock)	9,913	296,002
		847,474
Industrial REITs 23.1%
Americold Realty Trust	21,943	735,749
First Industrial Realty Trust, Inc.	6,855	261,792
Goodman Group (Australia)	35,838	363,085
Mapletree Logistics Trust (Singapore)	113,000	126,505
Mitsui Fudosan Logistics Park, Inc. (Japan)	78	281,820
Rexford Industrial Realty, Inc.	10,786	446,540
Segro PLC (United Kingdom)	46,756	434,477
STAG Industrial, Inc.	4,318	128,331
Summit Industrial Income (Canada)	26,330	260,347
		3,038,646
Office REITs 18.9%
Allied Properties Real Estate Investment Trust (Canada)	5,282	195,824
Cousins Properties, Inc.	9,705	341,422
Dexus (Australia)	37,350	334,834

PGIM Select Real Estate Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Office REITs (cont’d.)
Green REIT PLC (Ireland)	292,118	$ 579,675
Inmobiliaria Colonial Socimi SA (Spain)	24,030	268,561
JBG SMITH Properties	5,612	219,598
Kilroy Realty Corp.	4,196	333,414
Nippon Building Fund, Inc. (Japan)	29	203,585
		2,476,913
Real Estate Operating Companies 3.8%
Fabege AB (Sweden)	15,698	242,809
LEG Immobilien AG (Germany)	2,185	252,739
		495,548
Residential REITs 14.2%
AvalonBay Communities, Inc.	2,020	421,756
Camden Property Trust	4,785	496,252
Canadian Apartment Properties (Canada)	3,007	110,980
Equity LifeStyle Properties, Inc.	4,050	503,212
InterRent Real Estate Investment Trust (Canada)	24,000	267,859
Irish Residential Properties REIT PLC (Ireland)	32,244	61,064
		1,861,123
Retail REITs 10.4%
Frasers Centrepoint Trust (Singapore)	129,492	245,746
Link REIT (Hong Kong)	30,726	357,204
Spirit Realty Capital, Inc.	8,577	378,417
Taubman Centers, Inc.	6,337	256,775
Urban Edge Properties	7,949	132,987
		1,371,129
Specialized REITs 1.4%
VICI Properties, Inc.	8,386	178,957

Total Long-Term Investments (cost $11,756,104)		13,123,893

PGIM Select Real Estate Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value

Short-Term Investment 0.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $31,006)(w)	31,006	$ 31,006

TOTAL INVESTMENTS 100.2% (cost $11,787,110)		13,154,899
Liabilities in excess of other assets (0.2)%		(31,949)

Net Assets 100.0%		$ 13,122,950

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of July 31, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 98.8%
Common Stocks
Aerospace & Defense 3.3%
Arconic, Inc.	143,647	$ 3,596,921
General Dynamics Corp.	21,820	4,057,211
Lockheed Martin Corp.	13,933	5,046,114
Northrop Grumman Corp.	704	243,281
Spirit AeroSystems Holdings, Inc. (Class A Stock)	11,025	847,161
United Technologies Corp.	41,350	5,524,360
Vectrus, Inc.*	6,445	260,636
Wesco Aircraft Holdings, Inc.*	5,200	54,756
		19,630,440
Air Freight & Logistics 0.1%
Hub Group, Inc. (Class A Stock)*	7,211	327,019
Airlines 0.1%
JetBlue Airways Corp.*	2,180	41,921
Southwest Airlines Co.	10,565	544,414
United Airlines Holdings, Inc.*	928	85,293
		671,628
Automobiles 0.6%
Ford Motor Co.	384,909	3,668,183
Banks 5.0%
Bank of America Corp.	316,016	9,695,371
Citigroup, Inc.	104,178	7,413,306
Citizens Financial Group, Inc.	12,979	483,598
Fifth Third Bancorp	3,732	110,803
JPMorgan Chase & Co.	37,781	4,382,596
Wells Fargo & Co.	158,537	7,674,776
		29,760,450
Beverages 2.6%
Coca-Cola Co. (The)	108,637	5,717,565
Keurig Dr. Pepper, Inc.	107,938	3,037,375
Molson Coors Brewing Co. (Class B Stock)	1,505	81,255
Monster Beverage Corp.*	3,995	257,558
PepsiCo, Inc.	48,424	6,189,072
		15,282,825

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Biotechnology 2.7%
AbbVie, Inc.	33,251	$ 2,215,182
Alexion Pharmaceuticals, Inc.*	24,384	2,762,463
Biogen, Inc.*	17,466	4,153,764
Gilead Sciences, Inc.	73,572	4,820,438
Regeneron Pharmaceuticals, Inc.*	687	209,370
Vertex Pharmaceuticals, Inc.*	11,891	1,981,278
		16,142,495
Building Products 0.5%
Johnson Controls International PLC	42,122	1,787,658
Universal Forest Products, Inc.	31,833	1,287,008
		3,074,666
Capital Markets 2.6%
Affiliated Managers Group, Inc.	33,669	2,888,464
Ameriprise Financial, Inc.	16,059	2,336,745
Bank of New York Mellon Corp. (The)	2,401	112,655
Goldman Sachs Group, Inc. (The)	21,677	4,771,758
Invesco Ltd.	23,592	452,730
Janus Henderson Group PLC (United Kingdom)	2,216	44,475
Morgan Stanley	96,575	4,303,382
Raymond James Financial, Inc.	5,067	408,755
Stifel Financial Corp.	6,200	370,822
		15,689,786
Chemicals 1.5%
Air Products & Chemicals, Inc.	3,703	845,284
DuPont de Nemours, Inc.	42,953	3,099,488
Huntsman Corp.	10,963	225,290
Koppers Holdings, Inc.*	14,200	387,660
LyondellBasell Industries NV (Class A Stock)	33,813	2,829,810
Sherwin-Williams Co. (The)	1,657	850,107
Trinseo SA	21,943	851,608
Westlake Chemical Corp.	49	3,311
		9,092,558
Commercial Services & Supplies 0.1%
UniFirst Corp.	1,600	314,992

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Communications Equipment 1.6%
Acacia Communications, Inc.*	4,190	$ 281,442
Cisco Systems, Inc.	170,982	9,472,403
		9,753,845
Construction & Engineering 0.7%
EMCOR Group, Inc.	24,177	2,040,297
Quanta Services, Inc.	58,283	2,180,950
		4,221,247
Construction Materials 0.4%
Vulcan Materials Co.	16,855	2,331,889
Consumer Finance 1.1%
Capital One Financial Corp.	43,885	4,055,852
Discover Financial Services	3,800	341,012
Navient Corp.	1,834	25,951
OneMain Holdings, Inc.	45,812	1,898,907
Synchrony Financial	12,921	463,606
		6,785,328
Containers & Packaging 0.0%
Westrock Co.	2,239	80,716
Distributors 0.6%
Core-Mark Holding Co., Inc.	8,600	321,898
Genuine Parts Co.	27,957	2,715,184
LKQ Corp.*	23,192	624,560
		3,661,642
Diversified Consumer Services 0.5%
frontdoor, Inc.*	58,460	2,668,114
Diversified Financial Services 1.1%
Berkshire Hathaway, Inc. (Class B Stock)*	26,174	5,376,925
FGL Holdings	81,200	661,780
Jefferies Financial Group, Inc.	32,741	698,365
		6,737,070
Diversified Telecommunication Services 2.7%
AT&T, Inc.	202,335	6,889,507

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Diversified Telecommunication Services (cont’d.)
CenturyLink, Inc.	65,714	$ 794,482
Verizon Communications, Inc.	148,250	8,193,778
		15,877,767
Electric Utilities 1.3%
Exelon Corp.	87,945	3,962,802
Portland General Electric Co.	200	10,970
Southern Co. (The)	61,620	3,463,044
		7,436,816
Electrical Equipment 0.3%
Atkore International Group, Inc.*	25,921	707,384
Encore Wire Corp.	1,719	94,407
Hubbell, Inc.	6,910	897,471
		1,699,262
Electronic Equipment, Instruments & Components 0.5%
Anixter International, Inc.*	5,396	347,286
Avnet, Inc.	91	4,133
CDW Corp.	8,412	993,962
Keysight Technologies, Inc.*	6,805	609,184
ScanSource, Inc.*	5,613	190,561
SYNNEX Corp.	7,655	754,324
		2,899,450
Energy Equipment & Services 0.3%
C&J Energy Services, Inc.*	14,768	161,562
DMC Global, Inc.(a)	22,700	1,185,848
Matrix Service Co.*	18,000	330,660
		1,678,070
Entertainment 1.2%
Activision Blizzard, Inc.	12,800	623,872
Electronic Arts, Inc.*	36,600	3,385,500
Marcus Corp. (The)	3,410	119,316
Viacom, Inc. (Class B Stock)	98,559	2,991,266
		7,119,954

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) 2.7%
American Tower Corp.	25,289	$ 5,351,658
Apple Hospitality REIT, Inc.	36,701	576,573
Brandywine Realty Trust	36,932	544,747
Colony Capital, Inc.	5,714	32,284
CoreCivic, Inc.	14,373	243,910
Crown Castle International Corp.	26,600	3,544,716
DiamondRock Hospitality Co.	24,100	242,687
GEO Group, Inc. (The)	70,752	1,260,093
Host Hotels & Resorts, Inc.	90,820	1,579,360
Ryman Hospitality Properties, Inc.	17,005	1,275,375
Senior Housing Properties Trust	6,281	51,504
Spirit MTA REIT	1,228	10,327
Ventas, Inc.	6,100	410,469
Xenia Hotels & Resorts, Inc.	40,343	864,551
		15,988,254
Food & Staples Retailing 0.7%
Kroger Co. (The)	1,749	37,009
Sysco Corp.	2,826	193,779
Walgreens Boots Alliance, Inc.	46,601	2,539,289
Walmart, Inc.	14,393	1,588,699
		4,358,776
Food Products 1.9%
Archer-Daniels-Midland Co.	63,390	2,604,061
General Mills, Inc.	11,818	627,654
J.M. Smucker Co. (The)	18,560	2,063,686
Kraft Heinz Co. (The)	2,002	64,084
Mondelez International, Inc. (Class A Stock)	15,400	823,746
Pilgrim’s Pride Corp.*	40,441	1,094,334
Tyson Foods, Inc. (Class A Stock)	46,387	3,687,767
		10,965,332
Gas Utilities 0.2%
UGI Corp.	26,652	1,361,651
Health Care Equipment & Supplies 3.9%
Abbott Laboratories	61,815	5,384,086
Baxter International, Inc.	28,441	2,388,191
Cooper Cos., Inc. (The)	3,216	1,085,078
Danaher Corp.	15,471	2,173,676
Dentsply Sirona, Inc.	3,500	190,575

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies (cont’d.)
Hologic, Inc.*	16,078	$ 823,998
Medtronic PLC	63,065	6,428,846
Stryker Corp.	10,728	2,250,520
Zimmer Biomet Holdings, Inc.	18,254	2,466,663
		23,191,633
Health Care Providers & Services 2.8%
Anthem, Inc.	4,066	1,197,884
Cigna Corp.	17,587	2,988,383
CVS Health Corp.	18,340	1,024,656
HCA Healthcare, Inc.	26,957	3,599,029
UnitedHealth Group, Inc.	31,944	7,954,376
		16,764,328
Health Care Technology 0.0%
Cerner Corp.	500	35,825
Hotels, Restaurants & Leisure 2.1%
Bloomin’ Brands, Inc.	53,011	902,777
Chipotle Mexican Grill, Inc.*	235	186,950
Hilton Grand Vacations, Inc.*	16,100	526,470
Hilton Worldwide Holdings, Inc.	35,266	3,404,932
Las Vegas Sands Corp.	13,000	785,720
RCI Hospitality Holdings, Inc.	8,200	138,990
Royal Caribbean Cruises Ltd.	1,743	202,781
Starbucks Corp.	65,458	6,198,218
		12,346,838
Household Durables 0.0%
Newell Brands, Inc.	3,517	49,906
Household Products 1.5%
Procter & Gamble Co. (The)	73,986	8,733,307
Independent Power & Renewable Electricity Producers 0.5%
AES Corp.	44,617	749,120
NRG Energy, Inc.	61,608	2,103,297
		2,852,417

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Industrial Conglomerates 1.0%
Carlisle Cos., Inc.	1,364	$ 196,702
General Electric Co.	522,871	5,464,002
		5,660,704
Insurance 3.0%
Aflac, Inc.	29,522	1,554,038
Allstate Corp. (The)	10,399	1,116,853
American International Group, Inc.	75,958	4,252,888
MetLife, Inc.	87,540	4,326,227
National General Holdings Corp.	18,500	457,505
Old Republic International Corp.	14,520	331,201
Progressive Corp. (The)	50,766	4,111,031
Unum Group	50,331	1,608,075
		17,757,818
Interactive Media & Services 5.6%
Alphabet, Inc. (Class A Stock)*	6,394	7,789,171
Alphabet, Inc. (Class C Stock)*	8,468	10,302,846
Facebook, Inc. (Class A Stock)*	72,580	14,097,213
IAC/InterActiveCorp*	400	95,620
TripAdvisor, Inc.*	24,900	1,099,335
		33,384,185
Internet & Direct Marketing Retail 3.0%
Amazon.com, Inc.*	6,392	11,932,458
Booking Holdings, Inc.*	134	252,806
eBay, Inc.	97,073	3,998,437
Qurate Retail, Inc.*	91,691	1,296,510
		17,480,211
IT Services 4.9%
Accenture PLC (Class A Stock)	31,359	6,039,116
Automatic Data Processing, Inc.	2,895	482,075
DXC Technology Co.	62,799	3,502,300
International Business Machines Corp.	37,630	5,578,271
Leidos Holdings, Inc.	4,775	392,028
Mastercard, Inc. (Class A Stock)	10,818	2,945,417
Visa, Inc. (Class A Stock)	57,825	10,292,850
		29,232,057

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Leisure Products 0.0%
Johnson Outdoors, Inc. (Class A Stock)	472	$ 32,091
Life Sciences Tools & Services 1.3%
IQVIA Holdings, Inc.*	11,933	1,899,376
PRA Health Sciences, Inc.*	5,086	508,142
Thermo Fisher Scientific, Inc.	18,314	5,085,431
		7,492,949
Machinery 1.4%
Dover Corp.	24,900	2,411,565
Gates Industrial Corp. PLC*	43,300	475,434
Mueller Industries, Inc.	5,946	179,510
Oshkosh Corp.	31,451	2,628,360
PACCAR, Inc.	20,758	1,455,966
Timken Co. (The)	9,770	446,587
Wabash National Corp.	28,300	447,989
		8,045,411
Media 1.2%
Comcast Corp. (Class A Stock)	86,909	3,751,861
Discovery, Inc. (Class C Stock)*	113,328	3,200,383
		6,952,244
Metals & Mining 0.1%
Steel Dynamics, Inc.	9,433	297,234
Mortgage Real Estate Investment Trusts (REITs) 0.1%
Annaly Capital Management, Inc.	5,204	49,698
Ladder Capital Corp.	23,024	387,494
		437,192
Multiline Retail 1.1%
Macy’s, Inc.	96,910	2,202,764
Target Corp.	47,300	4,086,720
		6,289,484

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Multi-Utilities 0.6%
Dominion Energy, Inc.	43,851	$ 3,257,691
Public Service Enterprise Group, Inc.	1,900	108,585
		3,366,276
Oil, Gas & Consumable Fuels 3.7%
Chevron Corp.	62,350	7,675,908
ConocoPhillips	76,608	4,526,001
Exxon Mobil Corp.	21,861	1,625,584
HollyFrontier Corp.	21,058	1,048,057
Kinder Morgan, Inc.	190,203	3,921,986
Phillips 66	30,772	3,155,976
World Fuel Services Corp.	5,567	217,336
		22,170,848
Pharmaceuticals 3.6%
Bristol-Myers Squibb Co.	73,515	3,264,801
Eli Lilly & Co.	7,400	806,230
Horizon Therapeutics PLC*	29,137	725,220
Jazz Pharmaceuticals PLC*	5,067	706,238
Johnson & Johnson	57,558	7,495,203
Merck & Co., Inc.	96,327	7,994,178
Pfizer, Inc.	10,028	389,488
		21,381,358
Professional Services 0.3%
Barrett Business Services, Inc.	1,900	166,250
Heidrick & Struggles International, Inc.	6,236	185,209
Korn Ferry	34,446	1,353,039
TriNet Group, Inc.*	1,754	128,989
		1,833,487
Road & Rail 0.5%
CSX Corp.	21,341	1,502,406
Norfolk Southern Corp.	5,922	1,131,813
Union Pacific Corp.	429	77,199
		2,711,418
Semiconductors & Semiconductor Equipment 3.1%
Analog Devices, Inc.	15,542	1,825,563
Applied Materials, Inc.	18,900	933,093

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Broadcom, Inc.	5,549	$ 1,609,154
Diodes, Inc.*	9,000	383,400
Intel Corp.	89,441	4,521,243
Lam Research Corp.	6,200	1,293,382
QUALCOMM, Inc.	76,394	5,588,985
Universal Display Corp.	10,200	2,153,016
		18,307,836
Software 7.3%
Adobe, Inc.*	7,783	2,326,027
ANSYS, Inc.*	2,866	582,142
Fortinet, Inc.*	2,099	168,571
Intuit, Inc.	17,602	4,881,210
Microsoft Corp.	209,684	28,573,639
Oracle Corp.	120,879	6,805,488
		43,337,077
Specialty Retail 1.6%
Asbury Automotive Group, Inc.*(a)	15,104	1,390,776
AutoNation, Inc.*	14,136	688,140
Best Buy Co., Inc.	13,513	1,034,150
CarMax, Inc.*	4,873	427,654
Foot Locker, Inc.	54,182	2,224,713
Group 1 Automotive, Inc.	1,461	122,666
Home Depot, Inc. (The)	2,900	619,701
J. Jill, Inc.(a)	2,826	6,048
L Brands, Inc.	45,072	1,169,618
Lowe’s Cos., Inc.	2,339	237,175
Michaels Cos., Inc. (The)*	86,629	595,141
Ross Stores, Inc.	2,729	289,356
Sally Beauty Holdings, Inc.*	16,371	224,938
Ulta Beauty, Inc.*	1,072	374,396
		9,404,472
Technology Hardware, Storage & Peripherals 4.8%
Apple, Inc.	108,145	23,039,211
Hewlett Packard Enterprise Co.	59,239	851,264
HP, Inc.	143,373	3,016,568
Xerox Corp.	42,256	1,356,418
		28,263,461

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Textiles, Apparel & Luxury Goods 0.8%
Capri Holdings Ltd.*	35,400	$ 1,259,886
PVH Corp.	6,042	537,254
Tapestry, Inc.	103,676	3,206,699
		5,003,839
Tobacco 1.3%
Altria Group, Inc.	78,541	3,696,925
Philip Morris International, Inc.	50,103	4,189,112
		7,886,037
Trading Companies & Distributors 0.5%
BMC Stock Holdings, Inc.*	54,893	1,160,987
WESCO International, Inc.*	35,021	1,776,966
		2,937,953
Water Utilities 0.1%
SJW Group	11,596	752,464
Wireless Telecommunication Services 0.2%
Shenandoah Telecommunications Co.	1,229	48,373
T-Mobile US, Inc.*	17,638	1,406,278
		1,454,651

Total Long-Term Investments (cost $497,422,069)		585,127,236

Short-Term Investments 1.8%
Affiliated Mutual Funds 1.7%
PGIM Core Ultra Short Bond Fund(w)	7,681,770	7,681,770
PGIM Institutional Money Market Fund (cost $2,485,837; includes $2,479,281 of cash collateral for securities on loan)(b)(w)	2,485,340	2,485,837
Total Affiliated Mutual Funds (cost $10,167,607)		10,167,607

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation 0.1%
U.S. Treasury Bills(k)(n) (cost $697,936)	2.178%	09/19/19	700	$ 698,117

Total Short-Term Investments (cost $10,865,543)				10,865,724

TOTAL INVESTMENTS 100.6% (cost $508,287,612)				595,992,960
Liabilities in excess of other assets(z) (0.6)%				(3,683,627)

Net Assets 100.0%				$ 592,309,333

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,402,072; cash collateral of $2,479,281 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at July 31, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
58	S&P 500 E-Mini Index	Sep. 2019	$8,648,670	$248,727
Other information regarding the Fund is available in each Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).